UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2020

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VANECK VECTORS®

Africa Index ETF	AFK®
Brazil Small-Cap ETF	BRF®
China Growth Leaders ETF	GLCN
ChinaAMC SME-ChiNext ETF	CNXT®
Egypt Index ETF	EGPT®
India Growth Leaders ETF	GLIN
Indonesia Index ETF	IDX®
Israel ETF	ISRA™
Russia ETF	RSX®
Russia Small-Cap ETF	RSXJ®
Vietnam ETF	VNM®

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis—lower interest rates, asset price inflation and weak job recovery (due to different factors—varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Vectors ETF Trust

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2020 – June 30, 2020
Africa Index ETF
	Actual	$1,000.00	$805.40	0.78%	$3.50
	Hypothetical**	$1,000.00	$1,020.98	0.78%	$3.92
Brazil Small-Cap ETF
	Actual	$1,000.00	$607.60	0.60%	$2.40
	Hypothetical**	$1,000.00	$1,021.88	0.60%	$3.02
China Growth Leaders ETF
	Actual	$1,000.00	$966.70	0.60%	$2.93
	Hypothetical**	$1,000.00	$1,021.88	0.60%	$3.02
ChinaAMC SME-ChiNext ETF
	Actual	$1,000.00	$1,208.10	0.65%	$3.57
	Hypothetical**	$1,000.00	$1,021.63	0.65%	$3.27
Egypt Index ETF
	Actual	$1,000.00	$822.00	0.96%	$4.35
	Hypothetical**	$1,000.00	$1,020.09	0.96%	$4.82
India Growth Leaders ETF
	Actual	$1,000.00	$740.30	0.93%	$4.02
	Hypothetical**	$1,000.00	$1,020.24	0.93%	$4.67
Indonesia Index ETF
	Actual	$1,000.00	$735.20	0.57%	$2.46
	Hypothetical**	$1,000.00	$1,022.03	0.57%	$2.87
Israel ETF
	Actual	$1,000.00	$939.10	0.60%	$2.89
	Hypothetical**	$1,000.00	$1,021.88	0.60%	$3.02
Russia ETF
	Actual	$1,000.00	$834.10	0.67%	$3.06
	Hypothetical**	$1,000.00	$1,021.53	0.67%	$3.37
Russia Small-Cap ETF
	Actual	$1,000.00	$868.40	0.75%	$3.48
	Hypothetical**	$1,000.00	$1,021.13	0.75%	$3.77
Vietnam ETF
	Actual	$1,000.00	$841.20	0.66%	$3.02
	Hypothetical**	$1,000.00	$1,021.58	0.66%	$3.32
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
3

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.4%
Canada: 14.0%
37,100	B2Gold Corp. (USD)	$211,099
72,426	Barrick Gold Corp. (USD)	1,951,156
137,034	First Quantum Minerals Ltd.	1,088,625
269,102	IAMGOLD Corp. (USD) *	1,062,953
429,470	Ivanhoe Mines Ltd. * †	1,213,994
		5,527,827
China / Hong Kong: 2.0%
2,394,000	China Molybdenum Co. Ltd. † #	790,409
Egypt: 3.9%
395,868	Commercial International Bank Egypt SAE (GDR) #	1,534,293
India: 2.0%
51,847	MakeMyTrip Ltd. (USD) * †	794,296
Kenya: 9.9%
371,700	East African Breweries Ltd.	566,882
2,945,500	Equity Group Holdings Plc *	959,257
8,884,200	Safaricom Plc #	2,391,613
		3,917,752
Morocco: 17.5%
57,024	Attijariwafa Bank #	2,082,253
36,844	Bank of Africa	531,249
66,734	Banque Centrale Populaire *	1,510,699
35,761	Cosumar #	751,237
144,014	Maroc Telecom #	2,054,370
		6,929,808
Nigeria: 9.8%
23,621,856	Guaranty Trust Bank Plc #	1,311,360
3,430,729	MTN Nigeria Communications Plc #	999,654
216,307	Nestle Nigeria Plc #	674,159
22,427,327	Zenith Bank Ltd. #	911,319
		3,896,492
Norway: 0.3%
6,263	Scatec Solar ASA Reg S 144A #	102,133
Singapore: 2.6%
9,783,400	Golden Agri-Resources Ltd. #	1,045,896
South Africa: 29.6%
44,251	Absa Group Ltd. #	218,177
4,625	Anglo American Platinum Ltd. #	336,161
17,703	AngloGold Ashanti Ltd. (ADR)	522,061
26,889	Aspen Pharmacare Holdings Ltd. * #	223,058
21,036	AVI Ltd. #	85,449
16,757	Bid Corp. Ltd. #	274,807
19,538	Bidvest Group Ltd. #	160,098
3,621	Capitec Bank Holdings Ltd. #	179,732
12,980	Clicks Group Ltd. #	157,381
17,737	Coronation Fund Managers Ltd. † #	40,885
26,507	Discovery Ltd. #	159,919
18,724	Exxaro Resources Ltd. #	141,146
316,903	FirstRand Ltd. #	695,992
67,530	Fortress REIT Ltd. #	48,356
12,711	Foschini Group Ltd. #	47,185
48,084	Gold Fields Ltd. (ADR)	451,990
180,306	Growthpoint Properties Ltd. #	139,117
29,948	Harmony Gold Mining Co. Ltd. (ADR) *	124,883
40,516	Impala Platinum Holdings Ltd. * † #	272,504
Number of Shares		Value

South Africa: (continued)
43,601	Investec Plc (GBP) #	$87,242
4,083	Kumba Iron Ore Ltd. #	109,041
84,252	Life Healthcare Group Holdings Ltd. #	81,054
25,288	Mediclinic International Plc (GBP) #	82,839
66,998	Momentum Metropolitan Holdings #	68,093
14,567	Mr Price Group Ltd. #	120,300
96,950	MTN Group Ltd. † #	296,538
23,758	MultiChoice Group Ltd. # *	145,097
18,332	Naspers Ltd. #	3,364,698
19,842	Nedbank Group Ltd. #	116,191
64,386	Netcare Ltd.	50,545
11,784	Northam Platinum Ltd. * #	79,375
284,398	Old Mutual Ltd. #	197,967
23,181	Pick n Pay Stores Ltd. #	68,137
13,330	PSG Group Ltd. #	121,710
46,832	Rand Merchant Investment Holdings Ltd. † #	78,752
328,310	Redefine Properties Ltd. #	63,032
31,570	Remgro Ltd. #	182,033
18,797	Resilient REIT Ltd. #	46,868
78,951	RMB Holdings Ltd. † #	7,475
114,582	Sanlam Ltd. #	389,267
23,286	Sappi Ltd. * #	36,372
29,877	Sasol Ltd. (ADR) *	230,352
26,898	Shoprite Holdings Ltd.	165,103
33,923	Sibanye Stillwater Ltd. (ADR) * †	293,434
8,904	Spar Group Ltd. #	87,980
80,933	Standard Bank Group Ltd. #	487,898
7,926	Tiger Brands Ltd. #	81,449
21,800	Truworths International Ltd. #	42,665
27,379	Vodacom Group Ltd. † #	194,018
47,696	Woolworths Holdings Ltd. #	91,039
		11,745,465
United Kingdom: 5.8%
76,228	Anglo American Plc #	1,752,336
208,699	Centamin Plc #	475,046
26,000	Ninety One Plc * #	66,591
		2,293,973
United States: 2.0%
15,869	Royal Caribbean Cruises Ltd.	798,211
Zimbabwe: 0.0%
32,900	Cassava Smartech Zimbabwe Ltd. * #	2,277
15,980	Delta Corp. Ltd. #	3,304
		5,581
Total Common Stocks (Cost: $39,631,043)		39,382,136
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $593,570)
Money Market Fund: 1.5%
593,570	State Street Navigator Securities Lending Government Money Market Portfolio	593,570
Total Investments: 100.9% (Cost: $40,224,613)		39,975,706
Liabilities in excess of other assets: (0.9)%		(350,259)
NET ASSETS: 100.0%		$39,625,447

See Notes to Financial Statements

4

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,014,772.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,855,347 which represents 67.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $102,133, or 0.3% of net assets.

Summary of Investments by Sector
Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	15.4%	$6,081,290
Consumer Discretionary	13.4	5,258,394
Consumer Staples	10.1	3,961,784
Energy	0.6	243,279
Financials	30.3	11,940,631
Health Care	1.1	437,496
Industrials	0.4	160,098
Materials	27.9	11,001,791
Real Estate	0.8	297,373
	100.0%	$39,382,136

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$5,527,827	$—	$—	$5,527,827
China / Hong Kong	—	790,409	—	790,409
Egypt	—	1,534,293	—	1,534,293
India	794,296	—	—	794,296
Kenya	1,526,139	2,391,613	—	3,917,752
Morocco	2,041,948	4,887,860	—	6,929,808
Nigeria	—	3,896,492	—	3,896,492
Norway	—	102,133	—	102,133
Singapore	—	1,045,896	—	1,045,896
South Africa	1,838,368	9,907,097	—	11,745,465
United Kingdom	—	2,293,973	—	2,293,973
United States	798,211	—	—	798,211
Zimbabwe	—	5,581	—	5,581
Money Market Fund	593,570	—	—	593,570
Total	$13,120,359	$26,855,347	$—	$39,975,706

See Notes to Financial Statements

5

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 92.2%
Automobiles & Components: 1.0%
50,100	Mahle-Metal Leve SA Industria e Comercio	$165,001
86,350	Tupy SA	303,283
		468,284
Capital Goods: 0.6%
114,102	Iochpe Maxion SA	283,676
Consumer Durables & Apparel: 13.5%
58,000	Arezzo Industria e Comercio SA	510,877
135,100	Cia Hering SA	355,755
92,400	Construtora Tenda SA	526,898
369,650	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,553,208
146,300	Even Construtora e Incorporadora SA *	297,545
198,102	EZ Tec Empreendimentos e Participacoes SA	1,453,498
282,000	Grendene SA	380,107
301,300	MRV Engenharia e Participacoes SA	997,297
120,000	Vivara Participacoes SA	464,721
		6,539,906
Consumer Services: 8.0%
41,582	Afya Ltd. (USD) * †	974,682
17,676	Arco Platform Ltd. (USD) * †	768,553
113,105	Arcos Dorados Holdings, Inc. (USD) *	473,910
190,150	BK Brasil Operacao E Assessoria	400,014
184,800	CVC Brasil Operadora e Agencia de Viagens SA	616,442
102,700	GAEC Educacao SA	464,011
62,075	Ser Educacional SA Reg S 144A	171,223
		3,868,835
Energy: 2.4%
103,850	Enauta Participacoes SA	197,460
25,700	Modec, Inc. #	368,005
88,550	Petro Rio SA *	576,265
		1,141,730
Food, Beverage & Tobacco: 7.7%
59,838	Adecoagro SA (USD) *	259,697
115,600	Camil Alimentos SA	238,508
509,500	Marfrig Alimentos SA *	1,181,441
347,850	Minerva SA *	841,144
212,100	Sao Martinho SA	827,245
91,850	SLC Agricola SA	398,606
		3,746,641
Health Care Equipment & Services: 8.6%
61,600	Centro de Imagem Diagnosticos SA	116,560
313,550	Fleury SA	1,417,810
51,200	Instituto Hermes Pardini SA	207,319
345,950	Odontoprev SA	905,255
288,550	Qualicorp SA	1,538,764
		4,185,708
Insurance: 0.3%
75,000	Wiz Solucoes e Corretagem de Seguros SA	146,329
Number of Shares		Value

Materials: 7.1%
396,425	Duratex SA	$937,464
68,160	ERO Copper Corp. (CAD) *	987,557
351,925	Largo Resources Ltd. (CAD) * †	217,750
42,184	Rhi Magnesita NV (GBP) #	1,287,441
		3,430,212
Media & Entertainment: 0.4%
76,000	Smiles Fidelidade SA	205,579
Real Estate: 6.6%
179,938	Aliansce Sonae Shopping Centers SA	944,674
236,850	BR Properties SA *	388,500
26,862	FII BTG Pactual Corporate Office Fund	456,468
101,250	Iguatemi Empresa de Shopping Centers SA	620,932
317,300	JHSF Participacoes SA	414,268
57,200	Log Commercial Properties e Participacoes	346,581
		3,171,423
Retailing: 2.1%
96,300	C&A Modas SA	182,574
91,050	Grupo SBF SA *	547,663
190,800	Marisa Lojas SA *	292,966
		1,023,203
Semiconductor: 0.9%
16,561	SMART Global Holdings, Inc. (USD) *	450,128
Software & Services: 2.1%
148,003	Linx SA (ADR) †	677,854
544,511	Sonda SA	358,055
		1,035,909
Technology Hardware & Equipment: 0.5%
13,282	Ituran Location and Control Ltd. (USD)	212,778
Telecommunication Services: 3.0%
51,500	Jereissati Participacoes SA	217,436
1,192,724	Oi SA (ADR) * †	1,252,360
		1,469,796
Transportation: 8.8%
397,500	Cia de Locacao das Americas	1,237,505
114,600	Cosan Logistica SA *	401,240
225,590	EcoRodovias Infraestrutura e Logistica SA *	538,038
89,170	Gol Linhas Aereas Inteligentes SA (ADR) * †	604,573
97,400	Julio Simoes Logistica SA	415,169
175,150	Movida Participacoes SA	423,534
625,550	Santos Brasil Participacoes SA	633,821
		4,253,880
Utilities: 18.6%
270,240	AES Tiete Energia SA	779,696
381,587	Alupar Investimento SA	1,681,955
82,496	Cia de Saneamento de Minas Gerais SA	883,349
342,400	Cia de Saneamento do Parana	1,983,969
265,200	Light SA	808,557
99,700	Omega Geracao SA *	691,544
426,200	Transmissora Alianca de Energia Eletrica SA	2,202,280
		9,031,350
Total Common Stocks (Cost: $49,290,645)		44,665,367

See Notes to Financial Statements

6

Number of Shares		Value

PREFERRED STOCKS: 8.0%
Banks: 0.7%
97,850	Banco ABC Brasil SA, 7.02%	$253,347
97,200	Banco BMG SA Reg S 144A, 4.58%	96,519
		349,866
Capital Goods: 1.5%
575,459	Marcopolo SA, 3.91%	310,052
220,900	Randon Implementos e Participacoes SA, 2.89%	390,366
		700,418
Financials: 1.2%
237,400	Banco do Estado do Rio Grande do Sul SA, 9.36%	591,525
Materials: 2.8%
827,600	Metalurgica Gerdau SA, 1.81%	1,112,476
54,477	Unipar Carbocloro SA, 1.75%	239,823
		1,352,299
Utilities: 1.8%
164,850	Cia Energetica de Sao Paulo, 6.36%	878,800
Total Preferred Stocks (Cost: $3,056,098)		3,872,908
Number of Shares		Value

RIGHTS: 0.0% (Cost: $0)
Real Estate: 0.0%
3,633	FII BTG Pactual Corporate Office Fund (BRL 86.63, expiring 7/13/2020) * #	$3,868
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $52,346,743)		48,542,143
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6% (Cost: $798,536)
Money Market Fund: 1.6%
798,536	State Street Navigator Securities Lending Government Money Market Portfolio	798,536
Total Investments: 101.8% (Cost: $53,145,279)		49,340,679
Liabilities in excess of other assets: (1.8)%		(885,680)
NET ASSETS: 100.0%		$48,454,999

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,175,935.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,659,314 which represents 3.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $267,742, or 0.6% of net assets.

Summary of Investments by Sector
Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	3.4%	$1,675,375
Consumer Discretionary	24.5	11,900,228
Consumer Staples	7.7	3,746,641
Energy	2.4	1,141,730
Financials	3.2	1,548,056
Health Care	8.6	4,185,708
Industrials	10.8	5,237,974
Information Technology	3.5	1,698,815
Materials	9.9	4,782,511
Real Estate	5.6	2,714,955
Utilities	20.4	9,910,150
	100.0%	$48,542,143

See Notes to Financial Statements

7

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$468,284	$—	$—	$468,284
Capital Goods	283,676	—	—	283,676
Consumer Durables & Apparel	6,539,906	—	—	6,539,906
Consumer Services	3,868,835	—	—	3,868,835
Energy	773,725	368,005	—	1,141,730
Food, Beverage & Tobacco	3,746,641	—	—	3,746,641
Health Care Equipment & Services	4,185,708	—	—	4,185,708
Insurance	146,329	—	—	146,329
Materials	2,142,771	1,287,441	—	3,430,212
Media & Entertainment	205,579	—	—	205,579
Real Estate	3,171,423	—	—	3,171,423
Retailing	1,023,203	—	—	1,023,203
Semiconductor	450,128	—	—	450,128
Software & Services	1,035,909	—	—	1,035,909
Technology Hardware & Equipment	212,778	—	—	212,778
Telecommunication Services	1,469,796	—	—	1,469,796
Transportation	4,253,880	—	—	4,253,880
Utilities	9,031,350	—	—	9,031,350
Preferred Stocks*	3,872,908	—	—	3,872,908
Rights*	—	3,868	—	3,868
Money Market Fund	798,536	—	—	798,536
Total	$47,681,365	$1,659,314	$—	$49,340,679

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

8

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.6%
Automobiles & Components: 0.1%
66,900	Sailun Group Co. Ltd. #	$33,516
Banks: 10.5%
85,060	Bank of Guiyang Co. Ltd. #	86,393
200,052	Bank of Nanjing Co. Ltd. #	208,063
105,800	Bank of Ningbo Co. Ltd. #	394,609
235,654	Bank of Shanghai Co. Ltd. #	277,501
351,889	China Merchants Bank Co. Ltd. #	1,686,177
627,400	Industrial Bank Co. Ltd. #	1,405,781
		4,058,524
Capital Goods: 3.8%
11,400	Black Peony Group Co. Ltd. #	12,776
10,240	Dalian My Gym Education Technology Co. Ltd. * #	8,931
14,200	Dare Power Dekor Home Co. Ltd. #	31,328
4,100	Dohia Group Co. Ltd. #	5,159
12,900	Guangdong Mingzhu Group Co. Ltd. #	11,988
18,100	Harbin Boshi Automation Co. Ltd. #	32,791
19,700	Hunan Zhongke Electric Co. Ltd. #	25,717
17,500	Infore Environment Technology Group Co. Ltd. #	20,511
11,700	Jiangsu Hengli Hydraulic Co. Ltd. #	133,467
4,400	Neway Valve Suzhou Co. Ltd. #	9,730
12,400	Ningbo Orient Wires & Cables Co. Ltd. #	25,653
6,420	Riyue Heavy Industry Co. Ltd. #	16,701
45,000	Sany Heavy Equipment International Holdings Co. Ltd. #	21,033
241,900	Sany Heavy Industry Co. Ltd. #	645,803
14,500	Shanghai Chuangli Group Co. Ltd. #	14,728
3,700	Shanghai Huaming Intelligent Terminal Equipment Co. Ltd. #	11,916
20,800	Shanghai Tongji Science & Technology Industrial Co. Ltd. #	25,143
41,900	Shenzhen Tagen Group Co. Ltd. #	41,112
10,500	Sieyuan Electric Co. Ltd. #	30,583
5,400	Sinoseal Holding Co. Ltd. #	24,124
31,000	Sinotruk Hong Kong Ltd. #	80,903
12,000	Zhejiang Jianfeng Group Co. Ltd. #	24,865
258,300	Zoomlion Heavy Industry Science and Technology Co. Ltd. * #	236,130
		1,491,092
Commercial & Professional Services: 1.9%
57,000	A-Living Services Co. Ltd. Reg S 144A #	289,686
25,600	China Resource and Environment Co. Ltd. * #	17,493
55,000	Country Garden Services Holdings Co. Ltd. #	256,761
16,600	Gansu Engineering Consulting Group Co. Ltd. * #	24,311
12,700	Shanghai M&G Stationery, Inc. #	98,406
11,180	Zhejiang Weiming Environment Protection Co. Ltd. #	36,766
		723,423
Consumer Durables & Apparel: 6.7%
2,800	Anhui Korrun Co. Ltd. #	10,738
51,000	Anta Sports Products Ltd. #	453,754
199,982	Gree Electric Appliances, Inc. of Zhuhai #	1,607,606
Number of Shares		Value

Consumer Durables & Apparel: (continued)
6,100	Healthcare Co. Ltd. * #	$20,453
5,700	Jason Furniture Hangzhou Co. Ltd. #	36,484
27,000	Kasen International Holdings Ltd. * † #	3,406
101,500	Li Ning Co. Ltd. #	325,050
5,900	Shenzhen Ellassay Fashion Co. Ltd. #	10,788
8,200	Sinoer Men’s Wear Co. Ltd. * #	5,772
11,700	Zhejiang Giuseppe Garment Co. Ltd. * #	8,686
19,785	Zhejiang Hangmin Co. Ltd. #	15,015
8,500	Zhejiang Jasan Holding Group Co. Ltd. #	10,408
9,200	Zhejiang Meida Industrial Co. Ltd. #	14,734
6,700	Zhejiang Supor Co. Ltd. #	67,545
		2,590,439
Consumer Services: 0.6%
20,000	China Kepei Education Group Ltd. Reg S #	16,175
72,000	China Maple Leaf Educational Systems Ltd. † #	22,078
36,000	Fu Shou Yuan International Group Ltd. #	33,096
35,000	Haidilao International Holding Ltd. Reg S 144A † #	148,749
5,000	Scholar Education Group Reg S #	10,291
		230,389
Diversified Financials: 0.4%
5,975	360 Finance, Inc. (ADR) *	63,992
7,845	FinVolution Group (ADR) †	14,199
5,927	LexinFintech Holdings Ltd. (ADR) * †	63,063
11,210	Qudian, Inc. (ADR) * †	19,057
		160,311
Energy: 0.4%
13,900	Anhui Province Natural Gas Development Co. Ltd. #	19,574
118,000	Anton Oilfield Services Group #	7,113
21,300	Guizhou Panjiang Refined Coal Co. Ltd. #	16,191
116,100	Shaanxi Coal Industry Co. Ltd. #	119,000
		161,878
Food, Beverage & Tobacco: 20.0%
5,500	Anhui Gujing Distillery Co. Ltd. #	117,228
15,300	Anhui Kouzi Distillery Co. Ltd. #	110,737
4,800	Anhui Yingjia Distillery Co. Ltd. #	14,853
28,740	Foshan Haitian Flavouring and Food Co. Ltd. #	506,683
16,100	Fujian Sunner Development Co. Ltd. #	66,383
3,200	Ganso Co. Ltd. #	7,453
27,300	Guangdong Guanghong Holdings Co. Ltd. #	28,542
119,793	Henan Shuanghui Investment & Development Co. Ltd. #	784,187
20,500	Jiangsu King’s Luck Brewery Joint-Stock Co. Ltd. #	115,915
5,610	Jinhui Liquor Co. Ltd. #	13,838
10,540	Kweichow Moutai Co. Ltd. #	2,190,782
29,728	Luzhou Laojiao Co. Ltd. #	385,009
38,080	Muyuan Foodstuff Co. Ltd. #	443,358
12,140	Qianhe Condiment and Food Co. Ltd. #	54,386
7,700	Shandong Minhe Animal Husbandry Co. Ltd. #	24,293
13,400	Shandong Xiantan Co. Ltd. #	25,185

See Notes to Financial Statements
9

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Food, Beverage & Tobacco: (continued)
21,900	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. #	$47,565
10,400	Shanghai Bairun Investment Holding Group Co. Ltd. #	66,841
11,860	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	243,876
9,200	Shede Spirits Co. Ltd. * #	48,771
11,700	Shenzhen Cereals Holdings Co. Ltd. #	13,348
8,900	Sichuan Swellfun Co. Ltd. #	78,887
92,400	Tongwei Co. Ltd. #	228,403
76,330	Wuliangye Yibin Co. Ltd. #	1,856,251
8,600	Xinjiang Yilite Industry Co. Ltd. #	24,115
24,000	Yihai International Holding Ltd. #	247,323
		7,744,212
Health Care Equipment & Services: 2.5%
18,000	AK Medical Holdings Ltd. Reg S 144A #	57,380
4,100	Autobio Diagnostics Co. Ltd. #	94,242
3,700	Beijing Chunlizhengda Medical Instruments Co. Ltd. #	25,209
36,100	Huadong Medicine Co. Ltd. #	129,624
11,250	Jafron Biomedical Co. Ltd. #	111,034
10,750	Ovctek China, Inc. #	105,516
18,400	Shandong Pharmaceutical Glass Co. Ltd. #	151,012
19,500	Shanghai Kinetic Medical Co. Ltd. #	80,319
8,400	Topchoice Medical Corp. * #	198,665
4,280	Well Lead Medical Co. Ltd. #	8,175
		961,176
Insurance: 3.1%
305,400	China Pacific Insurance Group Co. Ltd. #	1,183,639
Materials: 5.7%
72,900	Anhui Conch Cement Co. Ltd. #	548,838
8,800	Anhui Guangxin Agrochemical Co. Ltd. * #	21,115
198,000	China National Building Material Co. Ltd. #	212,377
6,100	Daqing Huake Co. Ltd. #	10,696
23,300	Gansu Qilianshan Cement Group Co. Ltd. #	53,892
12,800	Gansu Shangfeng Cement Co. Ltd. #	43,100
59,600	Guangdong HEC Technology Holding Co. Ltd. * #	58,610
2,840	Hailir Pesticides and Chemicals Group Co. Ltd. #	8,412
4,400	Haohua Chemical Science & Technology Co. Ltd. #	12,838
4,401	HBIS Resources Co. Ltd. #	7,891
6,700	Henan City Development Environment Co. Ltd. #	9,511
70,640	Hengli Petrochemical Co. Ltd. #	140,458
95,600	Huaibei Mining Holdings Co. Ltd. #	105,687
6,900	Huangshan Novel Co. Ltd. #	9,217
57,300	Huaxin Cement Co. Ltd. #	193,604
16,800	Hunan Haili Chemical Industry Co. Ltd. * #	16,960
11,500	Jiang Su Suyan Jingshen Co. Ltd. #	10,069
17,700	Jiangsu Changbao Steeltube Co. Ltd. #	12,148
Number of Shares		Value

Materials: (continued)
8,600	Jiangsu Liba Enterprise JSC Ltd. #	$16,090
8,700	Jiangsu Yangnong Chemical Co. Ltd. #	101,962
17,100	Jiangxi Wannianqing Cement Co. Ltd. #	31,317
9,600	Ningxia Building Materials Group Co. Ltd. #	16,671
8,300	Shandong Head Co. Ltd. #	39,813
26,600	Shandong Jinling Mining Co. Ltd. * #	21,337
15,500	Shangdong Lubei Chemical Co. Ltd. * #	14,591
11,900	Shengda Resources Co. Ltd. #	19,871
3,780	Skshu Paint Co. Ltd. #	49,306
7,900	Suli Co. Ltd. #	19,917
32,600	Tangshan Jidong Cement Co. Ltd. #	74,361
120,000	West China Cement Ltd. #	21,996
23,700	Xinjiang Tianshan Cement Co. Ltd. #	50,941
32,200	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. #	39,968
107,700	Zhejiang Longsheng Group Co. Ltd. #	195,803
		2,189,367
Media & Entertainment: 8.5%
5,247	58.com, Inc. (ADR) *	283,023
5,425	Autohome, Inc. (ADR)	409,587
6,000	China Science Publishing & Media Ltd. #	7,667
1,400	G-bits Network Technology Xiamen Co. Ltd. #	109,055
8,856	Momo, Inc. (ADR) *	154,803
10,000	NetDragon Websoft Holdings Ltd. #	28,199
5,373	NetEase, Inc. (ADR)	2,307,059
		3,299,393
Pharmaceuticals / Biotechnology: 8.8%
21,500	Apeloa Pharmaceutical Co. Ltd. #	71,090
14,300	Changchun High & New Technology Industry Group, Inc. #	880,776
65,000	China Medical System Holdings Ltd. #	76,870
18,400	China Resources Double Crane Pharmaceutical Co. Ltd. #	34,476
19,800	Chongqing Zhifei Biological Products Co. Ltd. #	280,156
42,000	Hansoh Pharmaceutical Group Co. Ltd. Reg S 144A * #	198,637
11,400	Hubei Jumpcan Pharmaceutical Co. Ltd. #	41,179
108,575	Jiangsu Hengrui Medicine Co. Ltd. #	1,420,245
15,600	Jiangsu Kanion Pharmaceutical Co. Ltd. #	30,778
15,020	Jiangzhong Pharmaceutical Co. Ltd. #	26,900
76,500	Luye Pharma Group Ltd. Reg S 144A † #	47,035
6,100	Tianjin Ringpu Bio-Technology Co. Ltd. #	19,349
14,200	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Reg S 144A † #	29,145
8,791	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	212,514
8,100	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. * #	16,524
18,200	Zhejiang Jingxin Pharmaceutical Co. Ltd. #	27,578
		3,413,252

See Notes to Financial Statements
10

Number of Shares		Value

Real Estate: 7.5%
34,600	5I5J Holding Group Co. Ltd. #	$15,718
84,374	China Fortune Land Development Co. Ltd. #	274,165
296,161	China Vanke Co. Ltd. #	1,100,765
79,110	Financial Street Holdings Co. Ltd. #	74,564
45,000	Grandjoy Holdings Group Co. Ltd. #	32,554
9,100	Guangdong Shirongzhaoye Co. Ltd. * #	8,472
62,387	Huafa Industrial Co. Ltd. #	62,507
67,000	Logan Group Co. Ltd. #	119,704
69,500	Longfor Group Holdings Ltd. Reg S 144A #	332,687
8,200	Midea Real Estate Holding Ltd. Reg S 144A #	20,218
30,500	Ronshine China Holdings Ltd. Reg S #	27,062
32,400	Seazen Holdings Co. Ltd. #	143,847
23,400	Shandong Xinneng Taishan Power Generation Co. Ltd. * #	16,679
5,700	Shenzhen Properties & Resources Development Group Ltd. #	12,948
50,000	Sichuan Languang Development Co. Ltd. #	38,301
900	Sichuan Languang Justbon Services Group Co. Ltd. Reg S #	5,792
129,000	Sunac China Holdings Ltd. #	545,930
33,000	Times China Holdings Ltd. #	61,535
30,100	Wolong Real Estate Group Co. Ltd. #	19,959
		2,913,407
Retailing: 4.8%
8,448	Alibaba Group Holding Ltd. (ADR) *	1,822,234
4,700	Chengdu Fusen Noble-House Industrial Co. Ltd. #	8,203
20,000	China Meidong Auto Holdings Ltd. #	49,331
		1,879,768
Semiconductor: 2.2%
109,483	LONGi Green Energy Technology Co. Ltd. #	633,875
5,400	Shenzhen Goodix Technology Co. Ltd. #	171,345
40,200	Shenzhen Jufei Optoelectronics Co. Ltd. #	33,642
		838,862
Software & Services: 1.3%
33,370	Hundsun Technologies, Inc. #	511,207
Number of Shares		Value

Technology Hardware & Equipment: 7.1%
157,600	Hangzhou Hikvision Digital Technology Co. Ltd. #	$681,553
893	Huami Corp. (ADR) *	11,037
23,300	Invengo Information Technology Co. Ltd. * #	26,536
183,605	Luxshare Precision Industry Co. Ltd. #	1,343,616
2,450	Nanhua Instruments Co. Ltd. #	6,289
32,900	Sunny Optical Technology Group Co. Ltd. #	529,512
46,600	WUS Printed Circuit Kunshan Co. Ltd. #	165,578
		2,764,121
Transportation: 3.4%
24,300	Guangxi Wuzhou Communications Co. Ltd. #	12,081
23,200	Ningbo Marine Co. Ltd. #	9,640
38,922	Shanghai International Airport Co. Ltd. #	397,774
49,500	Yingkou Port Liability Co. Ltd. #	15,366
23,724	ZTO Express Cayman, Inc. (ADR) *	870,908
		1,305,769
Utilities: 0.3%
14,400	Bestsun Energy Co. Ltd. #	10,476
68,000	CECEP Solar Energy Co. Ltd. #	32,691
9,100	Chongqing Fuling Electric Power Industrial Co. Ltd. #	18,665
14,300	Luenmei Quantum Co. Ltd. #	29,118
2,320	Xinjiang Xintai Natural Gas Co. Ltd. #	12,174
		103,124
Total Common Stocks (Cost: $32,843,738)		38,556,869
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $1,259)
Money Market Fund: 0.0%
1,259	State Street Navigator Securities Lending Government Money Market Portfolio	1,259
Total Investments: 99.6% (Cost: $32,844,997)		38,558,128
Other assets less liabilities: 0.4%		138,420
NET ASSETS: 100.0%		$38,696,548

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $285,225.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $32,537,907 which represents 84.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,123,537, or 2.9% of net assets.

See Notes to Financial Statements
11

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	8.6%	$3,299,393
Consumer Discretionary	12.3	4,734,112
Consumer Staples	20.1	7,744,212
Energy	0.4	161,878
Financials	14.0	5,402,474
Health Care	11.3	4,374,428
Industrials	9.1	3,520,284
Information Technology	10.7	4,114,190
Materials	5.7	2,189,367
Real Estate	7.5	2,913,407
Utilities	0.3	103,124
	100.0%	$38,556,869

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$33,516	$—	$33,516
Banks	—	4,058,524	—	4,058,524
Capital Goods	—	1,491,092	—	1,491,092
Commercial & Professional Services	—	723,423	—	723,423
Consumer Durables & Apparel	—	2,590,439	—	2,590,439
Consumer Services	—	230,389	—	230,389
Diversified Financials	160,311	—	—	160,311
Energy	—	161,878	—	161,878
Food, Beverage & Tobacco	—	7,744,212	—	7,744,212
Health Care Equipment & Services	—	961,176	—	961,176
Insurance	—	1,183,639	—	1,183,639
Materials	—	2,189,367	—	2,189,367
Media & Entertainment	3,154,472	144,921	—	3,299,393
Pharmaceuticals / Biotechnology	—	3,413,252	—	3,413,252
Real Estate	—	2,913,407	—	2,913,407
Retailing	1,822,234	57,534	—	1,879,768
Semiconductor	—	838,862	—	838,862
Software & Services	—	511,207	—	511,207
Technology Hardware & Equipment	11,037	2,753,084	—	2,764,121
Transportation	870,908	434,861	—	1,305,769
Utilities	—	103,124	—	103,124
Money Market Fund	1,259	—	—	1,259
Total	$6,020,221	$32,537,907	$—	$38,558,128

See Notes to Financial Statements
12

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.6%
Automobiles & Components: 1.5%
51,122	Byd Co. Ltd. #	$523,437
Banks: 2.1%
166,732	Bank of Ningbo Co. Ltd. #	621,871
179,800	Qingdao Rural Commercial Bank Corp. #	112,954
		734,825
Capital Goods: 9.6%
111,500	AVIC Electromechanical Systems Co. Ltd. #	125,000
51,300	Contemporary Amperex Technology Co. Ltd. #	1,279,755
75,681	Eve Energy Co. Ltd. #	514,616
53,900	Han’s Laser Technology Co. Ltd. #	275,922
69,990	Shenzhen Inovance Technology Co. Ltd. #	377,676
74,722	Siasun Robot & Automation Co. Ltd. * #	145,192
157,730	Xinjiang Goldwind Science and Technology Co. Ltd. #	223,809
111,424	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	347,009
		3,288,979
Commercial & Professional Services: 0.3%
100,163	Beijing Originwater Technology Co. Ltd. #	115,518
Consumer Durables & Apparel: 1.5%
29,480	Hangzhou Robam Appliances Co. Ltd. #	130,342
102,776	NavInfo Co. Ltd. #	240,998
42,800	Zhejiang Semir Garment Co. Ltd. #	42,912
10,023	Zhejiang Supor Co. Ltd. #	101,045
		515,297
Consumer Services: 1.1%
44,600	Offcn Education Technology Co. Ltd. #	175,782
87,158	Songcheng Performance Development Co. Ltd. #	214,239
		390,021
Diversified Financials: 5.7%
59,200	China Great Wall Securities Co. Ltd. #	103,551
378,898	East Money Information Co. Ltd. #	1,088,583
160,080	First Capital Securities Co. Ltd. #	157,399
134,543	Guoyuan Securities Co. Ltd. #	215,802
12,900	Hithink RoyalFlush Information Network Co. Ltd. #	244,671
111,454	Western Securities Co. Ltd. #	129,239
		1,939,245
Food, Beverage & Tobacco: 9.8%
34,200	Fujian Sunner Development Co. Ltd. #	141,013
43,700	Guangdong Haid Group Co. Ltd. #	295,246
305,660	Guangdong Wens Foodstuffs Group Co. Ltd. #	946,411
34,338	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	512,978
82,800	Jiangxi Zhengbang Technology Co. Ltd. #	205,596
108,600	Muyuan Foodstuff Co. Ltd. #	1,264,408
		3,365,652
Number of Shares		Value

Health Care Equipment & Services: 9.4%
106,491	Aier Eye Hospital Group Co. Ltd. #	$656,117
24,800	Jafron Biomedical Co. Ltd. #	244,767
37,120	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	191,078
70,198	Lepu Medical Technology Beijing Co. Ltd. #	363,015
157,816	Meinian Onehealth Healthcare Holdings Co. Ltd. #	323,077
25,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	1,107,354
102,766	Winning Health Technology Group Co. Ltd. #	335,461
		3,220,869
Household & Personal Products: 0.4%
47,800	By-health Co. Ltd. #	133,753
Materials: 4.4%
66,769	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	385,420
47,300	Jiangxi Ganfeng Lithium Co. Ltd. #	360,315
64,600	Lomon Billions Group Co. Ltd. #	169,914
103,100	Rongsheng Petrochemical Co. Ltd. #	180,291
57,976	Tianqi Lithium Corp. * #	189,523
22,900	Yunnan Energy New Material Co. Ltd. #	214,269
		1,499,732
Media & Entertainment: 6.7%
64,610	Beijing Enlight Media Co. Ltd. #	100,336
683,360	Focus Media Information Technology Co. Ltd. #	541,372
32,680	Giant Network Group Co. Ltd. #	80,736
36,070	Mango Excellent Media Co. Ltd. * #	334,288
42,600	Perfect World Co. Ltd. #	349,046
58,750	Wanda Film Holding Co. Ltd. * #	127,452
73,000	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	485,051
126,300	Zhejiang Century Huatong Group Co. Ltd. * #	274,450
		2,292,731
Pharmaceuticals / Biotechnology: 11.5%
8,100	Asymchem Laboratories Tianjin Co. Ltd. #	278,714
10,500	BGI Genomics Co. Ltd. #	231,651
16,700	Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	117,254
34,424	Chongqing Zhifei Biological Products Co. Ltd. #	487,075
32,300	Hangzhou Tigermed Consulting Co. Ltd. #	465,373
64,837	Hualan Biological Engineering, Inc. #	460,880
10,800	Pharmaron Beijing Co. Ltd. #	150,375
126,563	Shanghai RAAS Blood Products Co. Ltd. * #	151,896
18,600	Shenzhen Kangtai Biological Products Co. Ltd. #	426,903
57,998	Sichuan Kelun Pharmaceutical Co. Ltd. #	172,522
91,400	Walvax Biotechnology Co. Ltd. * #	677,032
72,070	Zhejiang NHU Co. Ltd. #	297,855
		3,917,530

See Notes to Financial Statements

13

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Real Estate: 0.4%
114,000	RiseSun Real Estate Development Co. Ltd. #	$131,208
Retailing: 0.8%
217,438	Suning Commerce Group Co. Ltd. #	270,811
Semiconductor: 1.1%
113,120	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	360,915
Software & Services: 6.6%
99,150	Anhui USTC iFlytek Co. Ltd. #	528,529
20,190	Beijing Shiji Information Technology Co. Ltd. #	112,049
68,300	Beijing Sinnet Technology Co. Ltd. #	254,293
119,958	DHC Software Co. Ltd. #	213,658
57,575	Glodon Software Co. Ltd. #	570,417
10,600	Sangfor Technologies, Inc. #	310,302
43,015	Venustech Group, Inc. #	256,744
		2,245,992
Technology Hardware & Equipment: 23.5%
17,900	Avary Holding Shenzhen Co. Ltd. #	127,560
34,761	AVIC Jonhon Optronic Technology Co. Ltd. #	202,564
66,600	Chaozhou Three-Circle Group Co. Ltd. #	262,372
133,216	GoerTek, Inc. #	557,579
122,700	Guangdong LY Intelligent Manufacturing Co. Ltd. * #	185,963
103,600	Guangzhou Haige Communications Group, Inc. Co. #	190,716
18,600	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	262,935
219,395	Hangzhou Hikvision Digital Technology Co. Ltd. #	948,790
Number of Shares		Value

Technology Hardware & Equipment: (continued)
72,668	Lens Technology Co. Ltd. #	$289,998
265,482	Luxshare Precision Industry Co. Ltd. #	1,942,789
3,060	Maxscend Microelectronics Co. Ltd. #	176,634
13,600	NAURA Technology Group Co. Ltd. #	329,970
122,062	OFILM Group Co. Ltd. #	319,211
9,320	Shennan Circuits Co. Ltd. #	222,428
50,901	Shenzhen Sunway Communication Co. Ltd. #	384,513
70,100	Suzhou Dongshan Precision Manufacturing Co. Ltd. #	299,033
24,900	Unigroup Guoxin Microelectronics Co. Ltd. #	257,463
74,200	WUS Printed Circuit Kunshan Co. Ltd. #	263,645
33,300	Wuxi Lead Intelligent Equipment Co. Ltd. #	218,570
16,000	Yealink Network Technology Corp. Ltd. #	155,359
104,605	Zhejiang Dahua Technology Co. Ltd. #	286,092
17,100	Zhongji Innolight Co. Ltd. #	153,530
		8,037,714
Transportation: 3.0%
92,000	SF Holding Co. Ltd. #	713,311
33,600	STO Express Co. Ltd. #	78,405
67,724	Yunda Holding Co. Ltd. #	235,410
		1,027,126
Utilities: 0.2%
168,700	CGN Power Co. Ltd. #	70,876
Total Common Stocks (Cost: $21,848,782)		34,082,231
Other assets less liabilities: 0.4%		128,995
NET ASSETS: 100.0%		$34,211,226

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $34,082,231 which represents 99.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.7%	$2,292,731
Consumer Discretionary	5.0	1,699,566
Consumer Staples	10.3	3,499,405
Financials	7.9	2,674,070
Health Care	20.9	7,138,399
Industrials	13.0	4,431,623
Information Technology	31.2	10,644,621
Materials	4.4	1,499,732
Real Estate	0.4	131,208
Utilities	0.2	70,876
	100.0%	$34,082,231

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$34,082,231	$—	$34,082,231

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

15

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Banks: 7.5%
404,649	Commercial International Bank Egypt SAE (GDR) #	$1,568,326
Capital Goods: 3.9%
1,987,490	El Sewedy Electric Co. #	819,999
Consumer Durables & Apparel: 2.8%
1,746,175	Oriental Weavers #	594,893
Consumer Services: 4.8%
1,244,875	Cairo Investment & Real Estate Development Co. SAE	1,005,001
Diversified Financials: 14.6%
2,898,446	CI Capital Holding for Financial Investments * #	831,631
300,335	Egyptian Financial Group-Hermes Holding Co. Reg S (GDR) #	480,536
1,133,760	Egyptian Financial Group-Hermes Holding SAE #	983,331
1,819,401	Pioneers Holding * #	411,101
4,244,800	Qalaa Holdings SAE * #	366,290
		3,072,889
Food, Beverage & Tobacco: 12.4%
2,034,907	Eastern Co. SAE #	1,612,375
2,117,170	Juhayna Food Industries #	985,453
		2,597,828
Health Care Equipment & Services: 10.3%
3,626,829	Cleopatra Hospital *	1,177,484
1,733,571	Ibnsina Pharma SAE #	982,626
		2,160,110
Number of Shares		Value

Materials: 16.5%
2,034,425	Alexandria Mineral Oils Co. #	$288,691
463,585	Centamin Plc #	1,055,225
1,271,377	Egyptian Kuwaiti Holding Co. (USD) #	1,406,968
1,141,032	Ezz Steel Co. SAE * #	432,345
771,868	Sidi Kerir Petrochemcials Co. #	276,614
		3,459,843
Real Estate: 20.5%
3,091,748	Emaar Misr for Development SAE * #	449,934
1,962,877	Heliopolis Housing #	709,036
4,309,862	Medinet Nasr Housing #	732,363
7,857,559	Palm Hills Developments SAE * #	566,455
1,008,409	Six of October Development & Investment Co. #	559,143
3,585,837	Talaat Moustafa Group #	1,301,768
		4,318,699
Telecommunication Services: 6.7%
13,221,172	Orascom Telecom Media and Technology Holding SAE * #	320,013
1,320,422	Telecom Egypt #	1,092,870
		1,412,883
Total Common Stocks (Cost: $22,672,379)		21,010,471
Liabilities in excess of other assets: (0.0)%		(6,052)
NET ASSETS: 100.0%		$21,004,419

Definitions:

GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $18,827,986 which represents 89.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.7%	$1,412,883
Consumer Discretionary	7.6	1,599,894
Consumer Staples	12.4	2,597,828
Financials	22.1	4,641,215
Health Care	10.3	2,160,110
Industrials	3.9	819,999
Materials	16.5	3,459,843
Real Estate	20.5	4,318,699
	100.0%	$21,010,471

See Notes to Financial Statements

16

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$1,568,326	$—	$1,568,326
Capital Goods	—	819,999	—	819,999
Consumer Durables & Apparel	—	594,893	—	594,893
Consumer Services	1,005,001	—	—	1,005,001
Diversified Financials	—	3,072,889	—	3,072,889
Food, Beverage & Tobacco	—	2,597,828	—	2,597,828
Health Care Equipment & Services	1,177,484	982,626	—	2,160,110
Materials	—	3,459,843	—	3,459,843
Real Estate	—	4,318,699	—	4,318,699
Telecommunication Services	—	1,412,883	—	1,412,883
Total	$2,182,485	$18,827,986	$—	$21,010,471

See Notes to Financial Statements

17

VANECK VECTORS INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS (a)

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Automobiles & Components: 3.1%
55,849	Bajaj Auto Ltd. #	$2,089,248
62,531	Mahindra CIE Automotive Ltd. * #	97,156
		2,186,404
Banks: 7.8%
273,212	Bandhan Bank Ltd. Reg S 144A #	1,165,115
122,491	Development Credit Bank Ltd. #	122,959
1,010,450	Federal Bank Ltd. #	684,666
244,432	HDFC Bank Ltd. #	3,435,619
		5,408,359
Capital Goods: 2.0%
57,770	Amara Raja Batteries Ltd. #	497,394
1,908	ESAB India Ltd. #	35,459
39,231	Escorts Ltd. #	540,546
42,315	Graphite India Ltd. #	102,986
12,702	Polycab India Ltd. #	133,265
9,433	Timken India Ltd. #	118,792
		1,428,442
Commercial & Professional Services: 0.5%
12,740	L&T Technology Services Ltd. Reg S 144A #	216,618
30,529	RITES Ltd. #	99,732
		316,350
Consumer Durables & Apparel: 0.7%
28,563	Bata India Ltd. * #	494,786
Consumer Services: 2.3%
1,298,085	Chennai Super Kings Cricket Ltd. * # ∞ ø	154,129
104,919	Delta Corp. Ltd. #	120,391
33,310	Jubilant Foodworks Ltd. #	762,316
120,269	Marico Ltd. #	560,747
		1,597,583
Diversified Financials: 10.9%
73,104	Bajaj Finance Ltd. #	2,751,498
191,866	Cholamandalam Investment and Finance Co. Ltd. #	481,240
181,168	Equitas Holdings Ltd. Reg S * #	119,108
45,239	HDFC Asset Management Co. Ltd. Reg S 144A #	1,489,209
38,823	ICICI Securities Ltd. Reg S 144A #	241,628
220,199	Manappuram Finance Ltd. #	442,989
18,792	Multi Commodity Exchange of India Ltd. #	319,939
57,844	Muthoot Finance Ltd. #	832,912
103,697	Shriram Transport Finance Co. Ltd. #	946,328
		7,624,851
Energy: 5.0%
944,825	Coal India Ltd. #	1,669,085
1,694,268	Oil and Natural Gas Corp. Ltd. #	1,839,695
		3,508,780
Food & Staples Retailing: 2.2%
50,646	Avenue Supermarts Ltd. Reg S 144A * #	1,554,337
Number of Shares		Value

Food, Beverage & Tobacco: 10.8%
58,753	Balrampur Chini Mills Ltd. #	$104,963
8,918	Bombay Burmah Trading Co. #	124,635
7,426	Godfrey Phillips India Ltd. #	100,462
1,229,610	ITC Ltd. #	3,174,965
15,256	Nestle India Ltd. #	3,463,951
32,226	Radico Khaitan Ltd. #	159,806
41,179	Varun Beverages Ltd. #	372,069
		7,500,851
Household & Personal Products: 4.4%
105,179	Hindustan Unilever Ltd. #	3,040,805
Materials: 6.0%
42,249	Aarti Industries Ltd. #	521,971
219,580	Castrol India Ltd. #	365,621
35,953	Deepak Nitrite Ltd. #	227,341
796,832	Hindalco Industries Ltd. #	1,560,415
10,814	Huhtamaki PPL Ltd. #	29,196
41,379	JK Paper Ltd. #	55,363
24,504	Mishra Dhatu Nigam Ltd. Reg S 144A #	71,497
413,585	NMDC Ltd. #	447,796
33,178	PI Industries Ltd. #	660,002
35,939	Rallis India Ltd. #	129,771
121,931	Tata Steel BSL Ltd. * #	33,448
78,341	Welspun Corp. Ltd. #	83,281
		4,185,702
Media & Entertainment: 2.1%
19,624	Just Dial Ltd. #	104,707
42,482	Sun TV Network Ltd. #	228,073
505,640	Zee Entertainment Enterprises Ltd. #	1,148,682
		1,481,462
Pharmaceuticals / Biotechnology: 11.1%
11,687	Ajanta Pharma Ltd. #	219,395
21,790	Alembic Pharmaceuticals Ltd. #	263,080
8,790	Alkem Laboratories Ltd. #	275,970
152,296	Aurobindo Pharma Ltd. #	1,556,362
184,586	Biocon Ltd. #	951,061
50,285	Dr Reddy’s Laboratories Ltd. #	2,633,916
64,272	Granules India Ltd. #	172,229
11,085	IOL Chemicals and Pharmaceuticals Ltd. #	66,033
25,604	Ipca Laboratories Ltd. #	568,307
4,076	Sanofi India Ltd. #	425,206
115,586	Syngene International Ltd. Reg S 144A #	616,290
		7,747,849
Real Estate: 0.3%
63,624	Prestige Estates Projects Ltd. #	176,684
Software & Services: 20.5%
485,045	HCL Technologies Ltd. #	3,579,588
19,283	Larsen & Toubro Infotech Ltd. Reg S 144A #	500,566
16,880	MindTree Ltd. #	207,093
38,113	Mphasis Ltd. #	444,674
21,970	NIIT Technologies Ltd. #	410,856
120,057	Tata Consultancy Services Ltd. #	3,304,872
329,070	Tech Mahindra Ltd. #	2,367,704
725,110	Wipro Ltd. #	2,116,681
25,428	WNS Holdings Ltd. (ADR) *	1,398,031
		14,330,065

See Notes to Financial Statements

18

Number of Shares		Value

Technology Hardware & Equipment: 6.5%
1,100	Honeywell Automation India Ltd. #	$437,842
413,533	Infosys Ltd. (ADR)	3,994,729
85,964	Sterlite Technologies Ltd. #	125,591
		4,558,162
Telecommunication Services: 1.6%
369,629	Bharti Infratel Ltd. #	1,086,447
Number of Shares		Value

Utilities: 2.0%
128,968	Gujarat State Petronet Ltd. #	$376,682
169,672	Indraprastha Gas Ltd. #	997,756
		1,374,438
Total Common Stocks (Cost: $65,142,565)		69,602,357
Other assets less liabilities: 0.2%		126,015
NET ASSETS: 100.0%		$69,728,372

Definitions:
ADR	American Depositary Receipt
Footnotes:
(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $64,209,597 which represents 92.1% of net assets.
ø	Restricted Security – the aggregate value of restricted securities is $154,129, or 0.2% of net assets
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $5,855,260, or 8.4% of net assets.

Restricted securities held by the Fund as of June 30, 2020 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$154,129	0.2%

Summary of Investments by Sector	% of Investments	Value
Communication Services	3.7%	$2,567,909
Consumer Discretionary	6.2	4,278,773
Consumer Staples	17.4	12,095,993
Energy	5.0	3,508,780
Financials	18.7	13,033,210
Health Care	11.1	7,747,849
Industrials	2.5	1,744,792
Information Technology	21.4	14,893,498
Materials	6.0	4,185,702
Real Estate	0.3	176,684
Software & Services	5.7	3,994,729
Utilities	2.0	1,374,438
	100.0%	$69,602,357

See Notes to Financial Statements

19

VANECK VECTORS INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS (a)

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$2,186,404	$—	$2,186,404
Banks	—	5,408,359	—	5,408,359
Capital Goods	—	1,428,442	—	1,428,442
Commercial & Professional Services	—	316,350	—	316,350
Consumer Durables & Apparel	—	494,786	—	494,786
Consumer Services	—	1,443,454	154,129	1,597,583
Diversified Financials	—	7,624,851	—	7,624,851
Energy	—	3,508,780	—	3,508,780
Food & Staples Retailing	—	1,554,337	—	1,554,337
Food, Beverage & Tobacco	—	7,500,851	—	7,500,851
Household & Personal Products	—	3,040,805	—	3,040,805
Materials	—	4,185,702	—	4,185,702
Media & Entertainment	—	1,481,462	—	1,481,462
Pharmaceuticals / Biotechnology	—	7,747,849	—	7,747,849
Real Estate	—	176,684	—	176,684
Software & Services	1,398,031	12,932,034	—	14,330,065
Technology Hardware & Equipment	3,994,729	563,433	—	4,558,162
Telecommunication Services	—	1,086,447	—	1,086,447
Utilities	—	1,374,438	—	1,374,438
Total	$5,392,760	$64,055,468	$154,129	$69,602,357

See Notes to Financial Statements

20

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Automobiles & Components: 6.5%
5,422,500	Astra International Tbk PT #	$1,834,093
Banks: 25.9%
1,116,100	Bank Central Asia Tbk PT #	2,233,094
4,944,202	Bank Mandiri Persero Tbk PT #	1,716,774
3,454,932	Bank Negara Indonesia Persero Tbk PT #	1,116,301
10,682,500	Bank Rakyat Indonesia Tbk PT #	2,280,106
		7,346,275
Diversified Financials: 0.7%
965,250	First Pacific Company Ltd. #	185,195
Energy: 7.0%
7,407,300	Adaro Energy Tbk PT #	521,126
2,068,297	Banpu PCL (NVDR) #	413,004
1,814,200	Tambang Batubara Bukit Asam Tbk PT #	259,260
691,069	United Tractors Tbk PT #	804,138
		1,997,528
Food, Beverage & Tobacco: 13.9%
3,341,800	Charoen Pokphand Indonesia Tbk PT #	1,310,377
3,056,800	Golden Agri-Resources Ltd. #	326,788
213,900	Gudang Garam Tbk PT #	708,304
1,026,300	Indofood Cbp Sukses Makmur Tbk PT #	673,553
2,033,400	Indofood Sukses Makmur Tbk PT #	933,738
		3,952,760
Health Care Equipment & Services: 1.4%
2,507,397	Mitra Keluarga Karyasehat Tbk PT Reg S #	398,875
Household & Personal Products: 5.2%
2,650,400	Unilever Indonesia Tbk PT #	1,470,771
Materials: 14.8%
11,544,800	Barito Pacific Tbk PT #	944,701
1,073,800	Chandra Asri Petrochemical Tbk PT #	494,129
1,191,000	Indah Kiat Pulp and Paper Corp. Tbk PT #	502,450
835,500	Indocement Tunggal Prakarsa Tbk PT #	693,561
4,564,000	Merdeka Copper Gold Tbk PT #	438,129
576,800	Pabrik Kertas Tjiwi Kimia Tbk PT #	210,237
1,346,200	Semen Gresik Persero Tbk PT #	912,085
		4,195,292
Number of Shares		Value

Pharmaceuticals / Biotechnology: 3.5%
9,552,700	Kalbe Farma Tbk PT #	$979,999
Real Estate: 2.8%
4,278,900	Bumi Serpong Damai Tbk PT * #	223,716
4,040,295	Ciputra Development Tbk PT #	174,190
16,090,200	Lippo Karawaci Tbk PT * #	193,028
6,914,800	Pakuwon Jati Tbk PT #	202,635
		793,569
Retailing: 3.5%
3,177,300	Ace Hardware Indonesia Tbk PT #	336,469
45,788	Jardine Cycle & Carriage Ltd. #	667,514
		1,003,983
Telecommunication Services: 12.1%
9,923,800	Sarana Menara Nusantara Tbk PT #	711,446
91,504	Telekomunikasi Indonesia Persero Tbk PT (ADR) †	2,002,107
4,932,100	Tower Bersama Infrastructure Tbk PT #	384,023
1,685,975	XL Axiata Tbk PT #	329,092
		3,426,668
Transportation: 1.1%
1,008,450	Jasa Marga Persero Tbk PT #	311,701
Utilities: 1.4%
4,827,900	Perusahaan Gas Negara Tbk PT #	386,987
Total Common Stocks (Cost: $43,443,577)		28,283,696
Other assets less liabilities: 0.2%		62,225
NET ASSETS: 100.0%		$28,345,921

See Notes to Financial Statements

21

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,901,985.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,281,589 which represents 92.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.6%	$2,715,222
Consumer Discretionary	10.0	2,838,076
Consumer Staples	19.2	5,423,531
Energy	7.1	1,997,528
Financials	26.6	7,531,470
Health Care	4.9	1,378,874
Industrials	3.6	1,023,147
Materials	14.8	4,195,292
Real Estate	2.8	793,569
Utilities	1.4	386,987
	100.0%	$28,283,696

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$1,834,093	$—	$1,834,093
Banks	—	7,346,275	—	7,346,275
Diversified Financials	—	185,195	—	185,195
Energy	—	1,997,528	—	1,997,528
Food, Beverage & Tobacco	—	3,952,760	—	3,952,760
Health Care Equipment & Services	—	398,875	—	398,875
Household & Personal Products	—	1,470,771	—	1,470,771
Materials	—	4,195,292	—	4,195,292
Pharmaceuticals / Biotechnology	—	979,999	—	979,999
Real Estate	—	793,569	—	793,569
Retailing	—	1,003,983	—	1,003,983
Telecommunication Services	2,002,107	1,424,561	—	3,426,668
Transportation	—	311,701	—	311,701
Utilities	—	386,987	—	386,987
Total	$2,002,107	$26,281,589	$—	$28,283,696

See Notes to Financial Statements

22

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Banks: 12.8%
377,508	Bank Hapoalim BM #	$2,258,757
488,776	Bank Leumi Le-Israel BM #	2,459,653
17,439	First International Bank of Israel Ltd. #	370,449
391,614	Israel Discount Bank Ltd. #	1,195,451
44,446	Mizrahi Tefahot Bank Ltd. #	835,870
7,288	Union Bank of Israel #	34,743
		7,154,923
Capital Goods: 5.7%
8,371	Ashtrom Group Ltd. #	88,929
1,879	Bet Shemesh Engines Holdings 1997 Ltd. #	32,093
7,527	Caesarstone Ltd. (USD)	89,195
6,984	Elbit Systems Ltd. #	960,591
3,180	Elco Holdings Ltd. #	105,265
645	Electra Ltd. #	275,308
997	FMS Enterprises Migun Ltd. #	24,024
3,284	Ham-Let Israel-Canada Ltd. * #	52,263
36,609	Inrom Construction Industries Ltd. #	120,442
5,028	Israel Land Development - Urban Renewal Ltd. #	33,291
13,727	Kornit Digital Ltd. (USD) * †	732,747
991	Plasson Industries Ltd. #	34,404
12,041	RADA Electronic Industries Ltd. (USD) * †	78,748
2,017	Scope Metals Group Ltd. #	30,176
47,403	Shapir Engineering and Industry Ltd. * #	288,752
71,597	Shikun & Binui Ltd. #	256,368
		3,202,596
Commercial & Professional Services: 0.3%
1,711	Danel Adir Yeoshua Ltd. #	160,466
Consumer Durables & Apparel: 0.5%
3,070	Delta-Galil Industries Ltd. #	35,342
3,383	Electra Consumer Products Ltd. #	78,745
14,586	Maytronics Ltd. #	165,869
		279,956
Consumer Services: 0.5%
93,461	888 Holdings Plc #	201,569
1,765	Fattal Holdings Ltd. #	76,941
		278,510
Diversified Financials: 1.9%
45,955	Altshuler Shaham Provident Funds & Pension Ltd. #	194,144
2,237	Atreyu Capital Markets Ltd. #	35,415
67,286	Isracard Ltd. #	153,286
7,217	Nawi Brothers Ltd. * #	29,682
30,995	Plus500 Ltd. (GBP) #	504,122
33,643	Tel Aviv Stock Exchange Ltd. #	151,481
		1,068,130
Energy: 1.3%
2,020	Delek Group Ltd. #	48,627
1,576	Dor Alon Energy in Israel (1988) Ltd. * #	26,309
32,218	Energean Oil & Gas Plc * † #	245,700
11,125	Naphtha Israel Petroleum Corp. Ltd. * #	36,654
555,709	Oil Refineries Ltd. #	103,850
3,360	Paz Oil Co. Ltd. #	270,289
26,200	Tamar Petroleum Ltd. Reg S 144A #	14,543
		745,972
Number of Shares		Value

Food & Staples Retailing: 1.0%
2,790	Rami Levi Chain Stores Hashikma Marketing Ltd. #	$154,878
59,269	Shufersal Ltd. #	387,540
		542,418
Food, Beverage & Tobacco: 0.9%
1,119	Mehadrin Ltd. *	37,829
608	Neto ME Holdings Ltd. #	22,257
16,072	Strauss Group Ltd. #	446,003
		506,089
Health Care Equipment & Services: 3.3%
4,860	Inmode Ltd. (USD) * †	137,635
27,577	Mediterranean Towers Ltd. * #	58,046
28,116	Novocure Ltd. (USD) *	1,667,279
		1,862,960
Insurance: 1.5%
19,265	Clal Insurance Enterprises Holdings Ltd. * #	161,936
38,591	Harel Insurance Investments & Financial Services Ltd. #	210,006
2,508	IDI Insurance Co. Ltd. #	58,591
7,540	Menorah Mivtachim Holdings Ltd. #	75,935
111,831	Migdal Insurance & Financial Holdings Ltd. #	58,402
77,284	Phoenix Holdings Ltd. * #	287,242
		852,112
Materials: 1.5%
859	Hadera Paper Ltd. * #	26,394
233,085	Israel Chemicals Ltd. #	694,893
1,227	Israel Corp. Ltd. * #	101,020
		822,307
Media & Entertainment: 0.2%
35,316	Taptica International Ltd. (GBP) *	65,891
59,085	XLMedia Plc	17,704
		83,595
Pharmaceuticals / Biotechnology: 10.2%
1,711	89bio, Inc. *	34,100
4,046	Beyond Air, Inc. (USD) *	29,334
7,773	Brainstorm Cell Therapeutics, Inc. * †	87,135
26,637	Compugen Ltd. (USD) * †	400,088
5,801	Galmed Pharmaceuticals Ltd. (USD) * †	27,729
11,379	Kamada Ltd. * #	87,016
17,205	Oncocyte Corp. *	32,862
7,979	Pluristem Therapeutics, Inc. (USD) * †	70,534
8,906	Protalix BioTherapeutics, Inc. (USD) *	33,754
8,019	Redhill Biopharma Ltd. (ADR) * †	53,727
2,947	Taro Pharmaceutical Industries Ltd. (USD) *	195,946
367,108	Teva Pharmaceutical Industries Ltd. * #	4,491,509
5,637	UroGen Pharma Ltd. * †	147,238
		5,690,972
Real Estate: 7.0%
11,225	Africa Israel Properties Ltd. * #	262,683
24,268	Airport City Ltd. * #	261,613
49,040	Alony Hetz Properties & Investments Ltd. #	490,600
2,151	Alrov Properties and Lodgings Ltd. #	51,797
56,152	Amot Investments Ltd. #	256,226

See Notes to Financial Statements

23

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Real Estate: (continued)
11,106	Ashtrom Properties Ltd. #	$37,817
25,170	Azorim Investment Development & Construction Co. Ltd. * #	45,762
12,295	Azrieli Group Ltd. #	560,853
468	Bayside Land Corp. #	244,344
2,009	Big Shopping Centers Ltd. #	140,159
1,662	Blue Square Real Estate Ltd. #	57,965
2,601	Brack Capital Properties NV (ILS) *	169,845
5,533	Electra Real Estate Ltd. * #	26,300
26,707	Gazit-Globe Ltd. #	126,610
222,677	Industrial Buildings Corp. * #	403,898
33,499	Israel Canada T.R Ltd. #	37,269
546	Isras Investment Co. Ltd. #	74,414
7,489	Mega Or Holdings Ltd. #	167,534
7,088	Melisron Ltd. #	267,895
1,597	Prashkovsky Investments and Construction Ltd. #	21,030
660	Property & Building Corp. #	39,611
13,434	Summit Real Estate Holdings Ltd. #	123,225
2,144	YH Dimri Construction & Development Ltd. #	56,340
		3,923,790
Retailing: 1.0%
17,124	Delek Automotive Systems Ltd. #	78,124
4,368	Fiverr International Ltd. (USD) * †	322,446
2,286	Fox Wizel Ltd. #	84,333
862	Tadiran Holdings Ltd.	42,316
1,801	Victory Supermarket Chain Ltd. #	36,763
		563,982
Semiconductor: 6.8%
9,956	Camtek Ltd. (USD) *	125,247
7,083	Ceva, Inc. *	265,046
6,906	DSP Group, Inc. (USD) *	109,667
8,640	Nova Measuring Instruments Ltd. * #	416,599
15,946	SolarEdge Technologies, Inc. (USD) *	2,212,986
36,273	Tower Semiconductor Ltd. (USD) *	692,452
		3,821,997
Software & Services: 36.4%
10,524	Allot Communications Ltd. (USD) * †	110,186
44,914	Amdocs Ltd. (USD)	2,734,364
38,268	Check Point Software Technologies Ltd. (USD) *	4,111,131
12,892	CyberArk Software Ltd. (USD) *	1,279,789
14,897	ForeScout Technologies, Inc. * †	315,816
3,177	Formula Systems Ltd. #	247,826
5,040	Hilan Ltd. * #	204,198
20,486	LivePerson, Inc. * †	848,735
8,902	Magic Software Enterprises Ltd. (USD)	100,593
221	Malam - Team Ltd. #	44,266
10,657	Matrix IT Ltd. #	227,931
19,346	NICE Systems Ltd. * #	3,649,923
1,097	One Software Technologies Ltd. #	78,614
8,542	Sapiens International Corp. NV (USD)	239,005
6,032	Tufin Software Technologies Ltd. (USD) * †	57,606
10,167	Varonis Systems, Inc. * †	899,576
21,178	Verint Systems, Inc. *	956,822
16,592	Wix.com Ltd. (USD) *	4,251,202
		20,357,583
Number of Shares		Value

Technology Hardware & Equipment: 2.2%
7,212	AudioCodes Ltd. (USD)	$229,270
75,881	BATM Advanced Communications (GBP) * #	93,454
20,687	Ceragon Networks Ltd. (USD) * †	44,477
8,076	Gilat Satellite Networks Ltd. #	52,444
6,291	Ituran Location and Control Ltd. (USD)	100,782
9,006	Powerfleet, Inc. *	41,608
12,720	Radware Ltd. (USD) *	300,065
1,840	Silicom Ltd. (USD) † *	67,528
17,402	Stratasys Ltd. *	275,996
		1,205,624
Telecommunication Services: 1.7%
685,334	Bezeq The Israeli Telecommunication Corp. Ltd. * #	622,634
26,383	Cellcom Israel Ltd. * #	104,558
43,556	Partner Communications Co. Ltd. * #	193,748
6,065	Perion Network Ltd. (USD) * †	31,720
		952,660
Transportation: 0.0%
89,569	El Al Israel Airlines * #	14,861
Utilities: 3.2%
2,514	Arad Ltd. #	41,575
64,458	Energix-Renewable Energies Ltd. * #	243,183
254,559	Enlight Renewable Energy Ltd. * #	390,717
7,084	Kenon Holdings Ltd. (ILS) #	140,260
14,588	OPC Energy Ltd. #	119,411
13,459	Ormat Technologies, Inc.	854,512
		1,789,658
Total Common Stocks (Cost: $46,688,634)		55,881,161
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.4% (Cost: $787,243)
Money Market Fund: 1.4%
787,243	State Street Navigator Securities Lending Government Money Market Portfolio	787,243
Total Investments: 101.3% (Cost: $47,475,877)		56,668,404
Liabilities in excess of other assets: (1.3)%		(734,224)
NET ASSETS: 100.0%		$55,934,180

See Notes to Financial Statements

24

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
ILS	New Israeli Shekel
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,837,312.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,150,898 which represents 53.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $14,543, or 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.9%	$1,036,255
Consumer Discretionary	1.9	1,043,369
Consumer Staples	1.9	1,048,507
Energy	1.3	745,972
Financials	16.2	9,075,165
Health Care	13.5	7,553,932
Industrials	6.1	3,377,923
Information Technology	45.4	25,385,204
Materials	1.5	822,307
Real Estate	7.0	3,923,790
Retailing	0.1	79,079
Utilities	3.2	1,789,658
	100.0%	$55,881,161

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$7,154,923	$—	$7,154,923
Capital Goods	900,690	2,301,906	—	3,202,596
Commercial & Professional Services	—	160,466	—	160,466
Consumer Durables & Apparel	—	279,956	—	279,956
Consumer Services	—	278,510	—	278,510
Diversified Financials	—	1,068,130	—	1,068,130
Energy	—	745,972	—	745,972
Food & Staples Retailing	—	542,418	—	542,418
Food, Beverage & Tobacco	37,829	468,260	—	506,089
Health Care Equipment & Services	1,804,914	58,046	—	1,862,960
Insurance	—	852,112	—	852,112
Materials	—	822,307	—	822,307
Media & Entertainment	83,595	—	—	83,595
Pharmaceuticals / Biotechnology	1,112,447	4,578,525	—	5,690,972
Real Estate	169,845	3,753,945	—	3,923,790
Retailing	364,762	199,220	—	563,982
Semiconductor	3,405,398	416,599	—	3,821,997
Software & Services	15,904,825	4,452,758	—	20,357,583
Technology Hardware & Equipment	1,059,726	145,898	—	1,205,624
Telecommunication Services	31,720	920,940	—	952,660
Transportation	—	14,861	—	14,861
Utilities	854,512	935,146	—	1,789,658
Money Market Fund	787,243	—	—	787,243
Total	$26,517,506	$30,150,898	$—	$56,668,404

See Notes to Financial Statements

25

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.1%
Banks: 9.1%
6,454,356	Sberbank of Russia PJSC (ADR) #	$73,371,460
15,052,867	VTB Bank PJSC Reg S (GDR) #	14,048,043
		87,419,503
Diversified Financials: 2.3%
14,100,806	Moscow Exchange MICEX-RTS PJSC #	22,466,972
Energy: 34.2%
13,717,444	Gazprom PJSC (ADR) † #	74,073,210
901,070	Lukoil PJSC (ADR) #	66,980,237
377,391	Novatek PJSC Reg S (GDR) #	53,492,306
8,659,731	Rosneft Oil Co. PJSC Reg S (GDR) #	43,521,314
7,615,270	Surgutneftegas PJSC (ADR) † #	41,041,820
1,057,199	Tatneft PJSC (ADR) #	49,234,430
		328,343,317
Food & Staples Retailing: 8.4%
3,304,322	Magnit OJSC Reg S (GDR) #	42,969,714
1,077,611	X5 Retail Group NV Reg S (GDR) #	38,220,252
		81,189,966
Materials: 26.0%
24,236,208	Alrosa PJSC #	22,011,251
5,076,207	Evraz Plc (GBP) #	17,934,621
2,218,408	MMC Norilsk Nickel PJSC (ADR) #	57,985,995
1,102,123	Novolipetsk Steel PJSC Reg S (GDR) #	21,936,365
1,165,765	PhosAgro PJSC Reg S (GDR) #	14,397,149
2,340,142	Polymetal International Plc (GBP) #	46,719,065
545,771	Polyus PJSC Reg S (GDR) #	45,925,711
1,864,831	Severstal PAO Reg S (GDR) #	22,567,389
		249,477,546
Media & Entertainment: 7.9%
1,009,389	Mail.ru Group Ltd. Reg S (GDR) * #	22,768,280
1,064,560	Yandex NV (USD) * †	53,249,291
		76,017,571
Number of Shares		Value

Telecommunication Services: 6.8%
4,255,158	Mobile TeleSystems PJSC (ADR)	$39,104,902
1,694,668	Rostelecom PJSC (ADR) #	12,467,903
7,481,233	VEON Ltd. (ADR) †	13,466,219
		65,039,024
Utilities: 2.4%
343,551,410	Inter Rao Ues PJSC #	23,512,422
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # ∞	51,142
		23,563,564
Total Common Stocks (Cost: $1,131,739,880)		933,517,463
PREFERRED STOCK: 3.0% (Cost: $41,408,836)
Energy: 3.0%
15,057	AK Transneft OAO, 7.83% #	28,389,034
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $1,173,148,716)		961,906,497
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3% (Cost: $12,595,471)
Money Market Fund: 1.3%
12,595,471	State Street Navigator Securities Lending Government Money Market Portfolio	12,595,471
Total Investments: 101.4% (Cost: $1,185,744,187)		974,501,968
Liabilities in excess of other assets: (1.4)%		(13,635,459)
NET ASSETS: 100.0%		$960,866,509

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,037,953.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $856,086,085 which represents 89.1% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

26

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	14.7%	$141,056,595
Consumer Staples	8.4	81,189,966
Energy	37.1	356,732,351
Financials	11.4	109,886,475
Materials	25.9	249,477,546
Utilities	2.5	23,563,564
	100.0%	$961,906,497

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$87,419,503	$—	$87,419,503
Diversified Financials	—	22,466,972	—	22,466,972
Energy	—	328,343,317	—	328,343,317
Food & Staples Retailing	—	81,189,966	—	81,189,966
Materials	—	249,477,546	—	249,477,546
Media & Entertainment	53,249,291	22,768,280	—	76,017,571
Telecommunication Services	52,571,121	12,467,903	—	65,039,024
Utilities	—	23,512,422	51,142	23,563,564
Preferred Stock*	—	28,389,034	—	28,389,034
Money Market Fund	12,595,471	—	—	12,595,471
Total	$118,415,883	$856,034,943	$51,142	$974,501,968

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

27

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.2%
Banks: 8.0%
29,808,900	Credit Bank of Moscow PJSC * #	$2,335,483
Capital Goods: 0.7%
59,495	United Wagon Co. PJSC * #	198,888
Commercial & Professional Services: 5.7%
61,265	HeadHunter Group Plc (ADR) †	1,432,376
189,897	Hyve Group Plc † #	233,370
		1,665,746
Diversified Financials: 6.7%
145,002	Safmar Financial Investment * #	930,318
136,971	VNV Global AB * #	1,015,700
		1,946,018
Energy: 3.5%
1,222,842	TMK PJSC #	1,033,605
Food & Staples Retailing: 3.5%
423,518	Lenta Ltd. Reg S (GDR) * #	1,004,882
Materials: 13.1%
452,807	Highland Gold Mining Ltd. (GBP) #	1,306,809
788,332	Mechel PJSC * #	722,846
3,858,418	Petropavlovsk Plc (GBP) * † #	1,191,928
388,457	Raspadskaya OJSC #	592,334
		3,813,917
Real Estate: 9.6%
744,787	Etalon Group Plc Reg S (GDR) #	1,005,086
182,065	LSR Group PJSC #	1,794,227
		2,799,313
Retailing: 8.3%
1,354,556	Detsky Mir PJSC Reg S 144A #	1,916,991
85,111	M.Video PJSC #	485,974
		2,402,965
Software & Services: 5.4%
90,553	QIWI Plc (ADR) †	1,568,378
Number of Shares		Value

Telecommunication Services: 8.0%
496,181	Sistema PJSFC Reg S (GDR) #	$2,343,200
Transportation: 10.7%
1,609,726	Aeroflot PJSC * #	1,854,296
231,221	Globaltrans Investment Plc Reg S (GDR) #	1,247,895
		3,102,191
Utilities: 15.0%
31,365,800	Mosenergo PJSC #	978,914
117,648,600	OGK-2 PJSC #	1,308,688
2,889,300,000	TGC-1 PJSC #	530,747
39,800,000	Unipro PJSC #	1,560,563
		4,378,912
Total Common Stocks (Cost: $34,078,866)		28,593,498
PREFERRED STOCK: 2.1% (Cost: $574,284)
Utilities: 2.1%
279,654	Lenenergo PJSC, 8.81%	606,763
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $34,653,150)		29,200,261
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.9% (Cost: $2,027,227)
Money Market Fund: 6.9%
2,027,227	State Street Navigator Securities Lending Government Money Market Portfolio	2,027,227
Total Investments: 107.2% (Cost: $36,680,377)		31,227,488
Liabilities in excess of other assets: (7.2)%		(2,103,438)
NET ASSETS: 100.0%		$29,124,050

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,491,574.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,592,744 which represents 87.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,916,991, or 6.6% of net assets.

See Notes to Financial Statements

28

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	8.0%	$2,343,200
Consumer Discretionary	8.2	2,402,965
Consumer Staples	3.4	1,004,882
Energy	3.5	1,033,605
Financials	14.7	4,281,501
Industrials	17.0	4,966,825
Information Technology	5.4	1,568,378
Materials	13.1	3,813,917
Real Estate	9.6	2,799,313
Utilities	17.1	4,985,675
	100.0%	$29,200,261

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$2,335,483	$—	$2,335,483
Capital Goods	—	198,888	—	198,888
Commercial & Professional Services	1,432,376	233,370	—	1,665,746
Diversified Financials	—	1,946,018	—	1,946,018
Energy	—	1,033,605	—	1,033,605
Food & Staples Retailing	—	1,004,882	—	1,004,882
Materials	—	3,813,917	—	3,813,917
Real Estate	—	2,799,313	—	2,799,313
Retailing	—	2,402,965	—	2,402,965
Software & Services	1,568,378	—	—	1,568,378
Telecommunication Services	—	2,343,200	—	2,343,200
Transportation	—	3,102,191	—	3,102,191
Utilities	—	4,378,912	—	4,378,912
Preferred Stock*	606,763	—	—	606,763
Money Market Fund	2,027,227	—	—	2,027,227
Total	$5,634,744	$25,592,744	$—	$31,227,488

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

29

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Banks: 6.2%
5,880,442	Bank for Foreign Trade of Vietnam JSC #	$20,576,572
Capital Goods: 4.4%
1	FLC Faros Construction JSC * #	0
7,026,630	Hoang Huy Investment Financial Services JSC #	6,491,124
13,795,500	JAKS Resources Bhd * #	2,800,982
7,112,425	Vietnam Electrical Equipment * #	5,117,176
		14,409,282
Consumer Durables & Apparel: 6.2%
1,334,160	Eclat Textile Co. Ltd. #	15,541,759
553,465	Hansae Co. Ltd. #	4,906,618
		20,448,377
Diversified Financials: 2.5%
12,992,095	Saigon Securities, Inc. #	8,376,475
Food, Beverage & Tobacco: 13.2%
5,054,460	Masan Group Corp. * #	11,823,270
10,909,251	Thanh Thanh Cong Tay Ninh JSC #	6,282,469
5,272,166	Vietnam Dairy Products JSC #	25,771,740
		43,877,479
Health Care Equipment & Services: 4.6%
568,800	MANI, Inc. #	15,112,796
Insurance: 2.5%
4,172,696	Bao Viet Holdings #	8,236,809
Number of Shares		Value

Materials: 5.0%
14,326,479	Hoa Phat Group JSC * #	$16,707,468
Real Estate: 27.4%
8,923,996	No Va Land Investment Group Corp. * #	23,671,475
15,950,912	Vincom Retail JSC * #	17,138,158
6,783,232	Vingroup JSC * #	26,181,885
7,321,522	Vinhomes JSC Reg S 144A * #	24,042,993
		91,034,511
Technology Hardware & Equipment: 21.5%
896,433	BH Co. Ltd. * #	14,923,831
718,561	KH Vatec Co. Ltd. * #	13,607,211
550,233	Mcnex Co. Ltd. #	14,340,240
532,211	Seojin System Co. Ltd. #	14,304,183
2,886,506	Synopex, Inc. * #	7,138,110
522,665	UTI, Inc. † #	7,065,968
		71,379,543
Transportation: 3.8%
2,718,060	Vietjet Aviation JSC #	12,679,493
Utilities: 2.6%
20,252,270	PetroVietnam Power Corp. * #	8,540,916
Total Common Stocks (Cost: $295,955,615)		331,379,721
Other assets less liabilities: 0.1%		421,596
NET ASSETS: 100.0%		$331,801,317

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $264,975.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $331,379,721 which represents 99.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $24,042,993, or 7.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	6.2%	$20,448,377
Consumer Staples	13.2	43,877,479
Financials	11.2	37,189,856
Health Care	4.6	15,112,796
Industrials	8.2	27,088,775
Information Technology	21.5	71,379,543
Materials	5.0	16,707,468
Real Estate	27.5	91,034,511
Utilities	2.6	8,540,916
	100.0%	$331,379,721

See Notes to Financial Statements

30

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$331,379,721	$—	$331,379,721

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

31

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

	Africa	Brazil	China Growth	ChinaAMC SME-ChiNext
	Index ETF	Small-Cap ETF	Leaders ETF	ETF

Assets:
Investments, at value Unaffiliated issuers (1) (2)	$39,382,136	$48,542,143	$38,556,869	$34,082,231
Short-term investments held as collateral for securities loaned (3)	593,570	798,536	1,259	—
Cash	2,668	—	—	—
Cash denominated in foreign currency, at value (4)	678,575	47,948	1,846,735	1,814,918 (b)
Receivables:
Investment securities sold	—	560	206	—
Shares of beneficial interest sold	—	—	—	—
Due from Adviser	—	—	—	—
Dividends and interest	47,477	199,338	46,387	752
Prepaid expenses	108	162	132	44
Total assets	40,704,534	49,588,687	40,451,588	35,897,945

Liabilities:
Payables:
Investment securities purchased	—	560	206	—
Collateral for securities loaned	593,570	798,536	1,259	—
Line of credit	339,000	—	—	—
Shares of beneficial interest redeemed	—	—	—	—
Due to Adviser	10,316	13,032	7,763	2,041
Due to custodian	—	204,664	1,646,823	1,584,658
Deferred Trustee fees	10,673	32,350	4,467	559
Accrued expenses	125,528	84,546	94,522	99,461
Total liabilities	1,079,087	1,133,688	1,755,040	1,686,719
NET ASSETS	$39,625,447	$48,454,999	$38,696,548	$34,211,226
Shares outstanding	2,400,000	2,900,000	950,000	950,000
Net asset value, redemption and offering price per share	$16.51	$16.71	$40.73	$36.01

Net Assets consist of:
Aggregate paid in capital	$103,368,657	$216,667,175	$31,958,656	$35,494,936
Total distributable earnings (loss)	(63,743,210)	(168,212,176)	6,737,892	(1,283,710)
NET ASSETS	$39,625,447	$48,454,999	$38,696,548	$34,211,226
(1) Value of securities on loan	$2,014,772	$1,175,935	$285,225	$—
(2) Cost of investments	$39,631,043	$52,346,743	$32,843,738	$21,848,782
(3) Cost of short-term investments held as collateral for securities loaned	$593,570	$798,536	$1,259	$—
(4) Cost of cash denominated in foreign currency	$711,108	$48,070	$1,848,208	$1,812,108

(a)	Represents Consolidated Statement of Assets and Liabilities.
(b)	Includes $8,421 on foreign investor minimum settlement reserve funds (See Note 2H).

See Notes to Financial Statements

32

Egypt	India Growth	Indonesia			Russia
Index ETF	Leaders ETF (a)	Index ETF	Israel ETF	Russia ETF	Small-Cap ETF	Vietnam ETF

$21,010,471	$69,602,357	$28,283,696	$55,881,161	$961,906,497	$29,200,261	$331,379,721
—	—	—	787,243	12,595,471	2,027,227	—
387,720	125,782	28,199	139,130	31,254	381,745	8
1,060,303	94,047	—	6,432	271	—	1,787,548

926,642	—	—	—	14,697,318	—	—
574	—	—	—	—	—	—
1,287	—	—	—	—	14,705	—
83,921	96,308	167,616	28,809	5,324,252	143,356	343,885
76	342	87	93	2,748	68	769
23,470,994	69,918,836	28,479,598	56,842,868	994,557,811	31,767,362	333,511,931

928,368	—	—	—	—	—	—
—	—	—	787,243	12,595,471	2,027,227	—
1,413,903	—	—	—	4,521,769	—	1,164,545
—	—	—	—	14,703,686	—	—
—	6,175	2,952	8,732	302,712	—	137,704
—	—	—	—	—	395,790	—
4,855	12,461	27,109	2,915	152,750	2,671	40,192
119,449	171,828	103,616	109,798	1,414,914	217,624	368,173
2,466,575	190,464	133,677	908,688	33,691,302	2,643,312	1,710,614
$21,004,419	$69,728,372	$28,345,921	$55,934,180	$960,866,509	$29,124,050	$331,801,317
874,974	2,874,967	1,700,000	1,700,000	46,150,000	933,318	24,600,000

$24.01	$24.25	$16.67	$32.90	$20.82	$31.20	$13.49

$58,398,180	$170,320,109	$149,128,289	$57,059,860	$2,583,831,744	$45,729,265	$640,842,317
(37,393,761)	(100,591,737)	(120,782,368)	(1,125,680)	(1,622,965,235)	(16,605,215)	(309,041,000)
$21,004,419	$69,728,372	$28,345,921	$55,934,180	$960,866,509	$29,124,050	$331,801,317
$—	$—	$1,901,985	$3,837,312	$25,037,953	$2,491,574	$264,975
$22,672,379	$65,142,565	$43,443,577	$46,688,634	$1,173,148,716	$34,653,150	$295,955,615
$—	$—	$—	$787,243	$12,595,471	$2,027,227	$—
$1,058,830	$93,223	$—	$6,432	$275	$—	$1,786,947

See Notes to Financial Statements

33

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

	Africa	Brazil		China Growth	ChinaAMC SME-ChiNext
	Index ETF	Small-Cap ETF		Leaders ETF	ETF

Income:
Dividends	$1,065,840	$675,201		$374,805	$203,386
Interest	59	—		28,767	—
Securities lending income	12,436	24,202		1,143	—
Foreign taxes withheld	(75,387)	(51,479)		(31,076)	(20,672)
Total income	1,002,948	647,924		373,639	182,714

Expenses:
Management fees	100,076	156,009		128,400	72,062
Professional fees	36,043	36,501		42,249	37,619
Custody and accounting fees	49,051	30,700		38,308	33,916
Reports to shareholders	9,935	8,683		8,247	7,701
IOPV fees	2,982	2,506		2,982	2,168
Trustees’ fees and expenses	828	1,437		1,233	813
Registration fees	2,818	2,818		2,818	2,818
Insurance	1,737	1,847		1,789	860
Interest	745	3,834		24,208	13,443
Mauritius income taxes	—	—		—	—
Other	665	580		290	184
Total expenses	204,880	244,915		250,524	171,584
Waiver of management fees	(48,061)	(57,259)		(97,781)	(72,062)
Expenses assumed by the Adviser	—	—		—	(5,546)
Net expenses	156,819	187,656		152,743	93,976
Net investment income (loss)	846,129	460,268		220,896	88,738

Net realized gain (loss) on:
Investments	(3,342,054)	(2,426,260	)(b)	8,240,160	2,092,361
In-kind redemptions	147,851	(554,679)		83,606	—
Foreign currency transactions and foreign denominated assets and liabilities	(10,908)	(72,177)		(355,171)	(133,341)
Net realized gain (loss)	(3,205,111)	(3,053,116)		7,968,595	1,959,020

Net change in unrealized appreciation (depreciation) on:
Investments	(7,510,088)	(33,905,158)		(11,863,592)	3,943,752
Foreign currency transactions and foreign denominated assets and liabilities	(32,756)	(35,326)		(9,613)	2,789
Net change in unrealized appreciation (depreciation)	(7,542,844)	(33,940,484)		(11,873,205)	3,946,541
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,901,826)	$(36,533,332)		$(3,683,714)	$5,994,299

(a)	Represents Consolidated Statement of Operations.
(b)	Net of foreign taxes $1,880.

See Notes to Financial Statements

34

Egypt	India Growth	Indonesia			Russia
Index ETF	Leaders ETF (a)	Index ETF	Israel ETF	Russia ETF	Small-Cap ETF	Vietnam ETF

$541,838	$858,510	$633,674	$287,789	$22,389,383	$429,288	$551,746
412	874	436	—	—	349	186
—	—	292	28,211	15,185	36,247	45,141
(50,297)	(30,114)	(102,593)	(58,983)	(3,245,521)	(22,837)	(45,282)
491,953	829,270	531,809	257,017	19,159,047	443,047	551,791

61,914	224,117	73,923	136,339	2,494,304	75,898	878,127
35,445	83,925	36,416	37,174	36,992	35,185	35,214
67,645	113,860	17,657	59,798	1,120,614	100,695	198,606
6,118	12,081	8,127	6,712	31,715	5,960	21,101
2,507	2,982	2,982	2,506	3,176	2,982	3,159
552	17,487	1,218	952	18,993	653	5,694
2,818	2,818	2,818	2,818	5,081	2,485	2,485
1,672	2,955	945	1,706	12,994	902	5,305
2,621	5,515	—	4,758	12,543	—	9,589
—	29,806	—	—	—	—	—
499	40,263	1,611	410	8,311	229	788
181,791	535,809	145,697	253,173	3,744,723	224,989	1,160,068
(61,914)	(119,934)	(61,455)	(87,504)	(409,901)	(75,898)	—
(859)	—	—	—	—	(35,273)	—
119,018	415,875	84,242	165,669	3,334,822	113,818	1,160,068
372,935	413,395	447,567	91,348	15,824,225	329,229	(608,277)

(2,506,356)	(44,182,081)	(3,823,767)	(205,221)	(56,282,276)	(1,499,492)	(55,484,113)
22,074	(15,365)	170,242	—	60,421,509	215,781	705,660

(20,632)	(275,237)	(16,919)	(1,979)	85,659	2,951	(340,068)
(2,504,914)	(44,472,683)	(3,670,444)	(207,200)	4,224,892	(1,280,760)	(55,118,521)

(3,940,692)	12,539,220	(7,309,471)	(3,631,001)	(209,747,421)	(3,883,926)	(21,498,219)

(2,579)	2,482	(1,078)	(236)	(5,117)	1,471	(2,424)
(3,943,271)	12,541,702	(7,310,549)	(3,631,237)	(209,752,538)	(3,882,455)	(21,500,643)

$(6,075,250)	$(31,517,586)	$(10,533,426)	$(3,747,089)	$(189,703,421)	$(4,833,986)	$(77,227,441)

See Notes to Financial Statements

35

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income	$846,129	$2,868,210	$460,268	$2,257,232
Net realized gain (loss)	(3,205,111)	(2,433,758)	(3,053,116)	9,890,910
Increase from payment from Adviser (See Note 3)	—	—	—	372,975
Net change in unrealized appreciation (depreciation)	(7,542,844)	3,995,501	(33,940,484)	18,136,058
Net increase (decrease) in net assets resulting from operations	(9,901,826)	4,429,953	(36,533,332)	30,657,175

Distributions to shareholders:
From distributable earnings	—	(3,150,210)	—	(2,475,060)

Share transactions*:
Proceeds from sale of shares	—	—	—	—
Cost of shares redeemed	(696,293)	(6,279,035)	(12,635,702)	(18,955,215)
Increase (decrease) in net assets resulting from share transactions	(696,293)	(6,279,035)	(12,635,702)	(18,955,215)
Total increase (decrease) in net assets	(10,598,119)	(4,999,292)	(49,169,034)	9,226,900
Net Assets, beginning of period	50,223,565	55,222,857	97,624,033	88,397,133
Net Assets, end of period	$39,625,446	$50,223,565	$48,454,999	$97,624,033

* Shares of Common Stock Issued (no par value)
Shares sold	—	—	—	—
Shares redeemed	(50,000)	(300,000)	(650,000)	(850,000)
Net increase (decrease)	(50,000)	(300,000)	(650,000)	(850,000)

See Notes to Financial Statements

36

China Growth Leaders ETF		ChinaAMC SME-ChiNext ETF		Egypt Index ETF
Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
(unaudited)		(unaudited)		(unaudited)

$220,896	$1,138,595	$88,738	$105,891	$372,935	$740,019
7,968,595	(3,500,097)	1,959,020	(3,224,352)	(2,504,914)	(2,645,772)
—	—	—	—	—	—
(11,873,205)	19,454,132	3,946,541	9,178,141	(3,943,271)	1,577,163
(3,683,714)	17,092,630	5,994,299	6,059,680	(6,075,250)	(328,590)

—	(985,120)	—	(135,000)	—	(650,037)

32,208,931	20,798,155	19,892,168	14,409,463	—	23,237,784
(57,249,496)	(23,178,285)	(21,481,576)	(6,258,128)	(4,314,444)	(24,088,922)

(25,040,565)	(2,380,130)	(1,589,408)	8,151,335	(4,314,444)	(851,138)
(28,724,279)	13,727,380	4,404,891	14,076,015	(10,389,694)	(1,829,765)
67,420,827	53,693,447	29,806,335	15,730,320	31,394,113	33,223,878
$38,696,548	$67,420,827	$34,211,226	$29,806,335	$21,004,419	$31,394,113

850,000	500,000	650,000	500,000	—	700,000
(1,500,000)	(600,000)	(700,000)	(250,000)	(200,000)	(800,000)
(650,000)	(100,000)	(50,000)	250,000	(200,000)	(100,000)

See Notes to Financial Statements

37

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	India Growth Leaders ETF (a)		Indonesia Index ETF
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income	$413,395	$2,054,079	$447,567	$764,133
Net realized gain (loss)	(44,472,683)	(39,335,646)	(3,670,444)	(617,672)
Net change in unrealized appreciation (depreciation)	12,541,702	(585,632)	(7,310,549)	2,357,875
Net increase (decrease) in net assets resulting from operations	(31,517,586)	(37,867,199)	(10,533,426)	2,504,336

Distributions to shareholders:
From distributable earnings	—	(1,600,209)	—	(850,140)

Share transactions*:
Proceeds from sale of shares		9,562,351	1,710,962	1,105,121
Cost of shares redeemed	(20,791,557)	(35,496,590)	(3,657,357)	(6,734,141)
Increase (decrease) in net assets resulting from share transactions	(20,791,557)	(25,934,239)	(1,946,395)	(5,629,020)
Total increase (decrease) in net assets	(52,309,143)	(65,401,647)	(12,479,821)	(3,974,824)
Net Assets, beginning of period	122,037,515	187,439,162	40,825,742	44,800,566
Net Assets, end of period	$69,728,372	$122,037,515	$28,345,921	$40,825,742

* Shares of Common Stock Issued (no par value)
Shares sold	—	250,000	100,000	50,000
Shares redeemed	(850,000)	(950,000)	(200,000)	(300,000)
Net increase (decrease)	(850,000)	(700,000)	(100,000)	(250,000)

(a)	Represents Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements

38

Israel ETF		Russia ETF		Russia Small-Cap ETF
Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
(unaudited)		(unaudited)		(unaudited)

$91,348	$320,572	$15,824,225	$71,398,887	$329,229	$1,646,695
(207,200)	118,469	4,224,892	78,531,516	(1,280,760)	(1,890,792)
(3,631,237)	11,883,788	(209,752,538)	300,156,557	(3,882,455)	11,025,005
(3,747,089)	12,322,829	(189,703,421)	450,086,960	(4,833,986)	10,780,908

—	(800,085)	—	(73,500,780)	—	(1,625,031)

1,873,533	—	244,917,206	373,210,325	—	—
—	—	(376,274,018)	(793,491,106)	(1,378,178)	(6,496,725)

1,873,533	—	(131,356,812)	(420,280,781)	(1,378,178)	(6,496,725)
(1,873,556)	11,522,744	(321,060,233)	(43,694,601)	(6,212,164)	2,659,152
57,807,736	46,284,992	1,281,926,742	1,325,621,343	35,336,214	32,677,062
$55,934,180	$57,807,736	$960,866,509	$1,281,926,742	$29,124,050	$35,336,214

50,000	—	12,150,000	17,000,000	—	—
—	—	(17,350,000)	(36,200,000)	(50,000)	(200,000)
50,000	—	(5,200,000)	(19,200,000)	(50,000)	(200,000)

See Notes to Financial Statements

39

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Vietnam ETF
	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations:
Net investment income (loss)	$(608,277)	$3,804,531
Net realized loss	(55,118,521)	(21,262,075)
Net change in unrealized appreciation (depreciation)	(21,500,643)	44,556,208
Net increase (decrease) in net assets resulting from operations	(77,227,441)	27,098,664

Distributions to shareholders:
From distributable earnings	—	(3,336,840)

Share transactions*:
Proceeds from sale of shares	10,636,435	133,626,985
Cost of shares redeemed	(44,567,915)	(32,097,680)
Increase (decrease) in net assets resulting from share transactions	(33,931,480)	101,529,305
Total increase (decrease) in net assets	(111,158,921)	125,291,129
Net Assets, beginning of period	442,960,238	317,669,109
Net Assets, end of period	$331,801,317	$442,960,238

* Shares of Common Stock Issued (no par value)
Shares sold	750,000	8,200,000
Shares redeemed	(3,750,000)	(2,000,000)
Net increase (decrease)	(3,000,000)	6,200,000

See Notes to Financial Statements

40

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Africa Index ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019		2018	2017	2016		2015
	(unaudited)
Net asset value, beginning of period	$20.50		$20.08		$24.81	$20.09	$18.11		$26.20
Income from investment operations:
Net investment income	0.35	(a)	1.09	(a)	0.57 (a)	0.39 (a)	0.58		0.50
Net realized and unrealized gain (loss) on investments		(4.34)	0.62		(4.96)	4.82	1.93		(8.20)
Total from investment operations		(3.99)	1.71		(4.39)	5.21	2.51		(7.70)
Less:
Dividends from net investment income	—		(1.29)		(0.34)	(0.49)	(0.53)		(0.39)
Net asset value, end of period	$16.51		$20.50		$20.08	$24.81	$20.09		$18.11
Total return (b)	(19.46	)%(c)	8.52%		(17.70)%	26.02%	13.94%		(29.41)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$39,625		$50,224		$55,223	$75,678	$66,296		$59,766
Ratio of gross expenses to average net assets	1.02	%(d)	0.90%		0.91%	0.87%	0.83%		0.82%
Ratio of net expenses to average net assets	0.78	%(d)	0.79%		0.78%	0.84%	0.79%		0.79%
Ratio of net expenses to average net assets excluding interest expense	0.78	%(d)	0.78%		0.78%	0.78%	0.78	%(f)	0.78%
Ratio of net investment income to average net assets	4.23	%(d)	5.13%		2.44%	1.73%	2.85%		2.05%
Portfolio turnover rate (e)	19	%(c)	46%		23%	38%	45%		33%
	Brazil Small-Cap ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019		2018	2017	2016		2015
	(unaudited)
Net asset value, beginning of period	$27.50		$20.09		$23.33	$16.10	$10.44		$21.23
Income from investment operations:
Net investment income	0.14	(a)	0.58	(a)	0.68 (a)	0.48 (a)	0.51		0.44
Net realized and unrealized gain (loss) on investments		(10.93)	7.42		(3.34)	7.81	5.83		(10.83)
Payment from Adviser	—		0.11	(g)	—	—	—		—
Total from investment operations		(10.79)	8.11		(2.66)	8.29	6.34		(10.39)
Less:
Dividends from net investment income	—		(0.70)		(0.58)	(1.06)	(0.68)		(0.40)
Net asset value, end of period	$16.71		$27.50		$20.09	$23.33	$16.10		$10.44
Total return (b)	(39.24	)%(c)	40.81	%(g)	(11.66)%	51.71%	60.92%		(48.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$48,455		$97,624		$88,397	$108,484	$82,898		$65,264
Ratio of gross expenses to average net assets	0.78	%(d)	0.73%		0.73%	0.68%	0.69%		0.72%
Ratio of net expenses to average net assets	0.60	%(d)	0.63%		0.60%	0.60%	0.60%		0.60%
Ratio of net expenses to average net assets excluding interest expense	0.59	%(d)	0.59%		0.59%	0.59%	0.59%		0.59%
Ratio of net investment income to average net assets	1.48	%(d)	2.52%		3.25%	2.24%	3.14%		3.29%
Portfolio turnover rate (e)	15	%(c)	38%		45%	53%	44%		57%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Excludes reimbursement from prior year custodial charge of 0.01%.
(g)	For the year ended December 31, 2019, 0.55% of total return, representing $0.11 per share, consisted of a payment from the Adviser in connection with a reimbursement for an investment loss (See Note 3).

See Notes to Financial Statements

41

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Growth Leaders ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019	2018	2017		2016		2015
	(unaudited)
Net asset value, beginning of period	$42.14		$31.58	$48.37	$37.08		$44.76		$46.06
Income from investment operations:
Net investment income	0.17	(a)	0.63 (a)	0.41 (a)	0.41	(a)	0.41		0.45
Net realized and unrealized gain (loss) on investments		(1.58)	10.55	(14.35)	11.40		(7.64)		(0.34)
Total from investment operations		(1.41)	11.18	(13.94)	11.81		(7.23)		0.11
Less:
Dividends from net investment income	—		(0.62)	(0.31)	(0.52)		(0.15)		(0.52)
Distributions from net realized capital gains	—		—	(2.54)	—		(0.28)		(0.89)
Return of capital	—		—	—	—		(0.02)		—
Total dividends and distributions	—		(0.62)	(2.85)	(0.52)		(0.45)		(1.41)
Net asset value, end of period	$40.73		$42.14	$31.58	$48.37		$37.08		$44.76
Total return (b)	(3.33	)%(c)	35.40%	(28.79)%	31.86%		(16.16)%		0.22%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$38,697		$67,421	$53,693	$94,321		$85,290		$105,193
Ratio of gross expenses to average net assets	0.98	%(d)	1.07%	1.17%	0.82%		1.06%		1.20%
Ratio of net expenses to average net assets	0.60	%(d)	0.61%	0.85%	0.78%		0.71%		0.75%
Ratio of net expenses to average net assets excluding interest expense (g)	0.60	%(d)	0.61%	0.72%	0.72%		0.72	%(f)	0.72%
Ratio of net investment income to average net assets	0.87	%(d)	1.60%	0.95%	0.96%		1.26%		0.91%
Portfolio turnover rate (e)	127	%(c)	42%	34%	37%		50%		70%
	ChinaAMC SME-ChiNext ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019	2018	2017		2016		2015
	(unaudited)
Net asset value, beginning of period	$29.81		$20.97	$34.79	$29.20		$41.74		$28.60
Income from investment operations:
Net investment income (loss)	0.10	(a)	0.10 (a)	0.03 (a)	(0.01	)(a)	(0.06)		(0.10)
Net realized and unrealized gain (loss) on investments	6.10		8.88	(13.85)	5.67		(12.48)		13.24
Total from investment operations	6.20		8.98	(13.82)	5.66		(12.54)		13.14
Less:
Dividends from net investment income	—		(0.14)	—	(0.07)		—		—
Net asset value, end of period	$36.01		$29.81	$20.97	$34.79		$29.20		$41.74
Total return (b)	20.81	%(c)	42.80%	(39.72)%	19.37%		(30.04)%		45.94%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$34,211		$29,806	$15,730	$22,613		$23,357		$56,343
Ratio of gross expenses to average net assets	1.19	%(d)	1.08%	1.33%	1.38%		1.16%		1.11%
Ratio of net expenses to average net assets	0.65	%(d)	0.65%	0.82%	0.82%		0.81%		0.79%
Ratio of net expenses to average net assets excluding interest expense (g)	0.65	%(d)	0.65%	0.78%	0.78%		0.78%		0.78%
Ratio of net investment income (loss) to average net assets	0.61	%(d)	0.39%	0.09%	(0.04)%		(0.07)%		(0.29)%
Portfolio turnover rate (e)	73	%(c)	43%	36%	34%		39%		160%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Excludes reimbursement from prior year custodial charge of 0.02%.
(g)	Effective January 10, 2019, the Fund includes interest expense in the calculation of the expense limitation. The ratio only excludes interest expense accrued prior to January 10, 2019 and not waived under the expense limit agreement.

See Notes to Financial Statements

42

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Egypt Index ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019	2018		2017	2016		2015
	(unaudited)
Net asset value, beginning of period	$29.20		$28.28	$32.89		$26.02	$39.01		$59.95
Income from investment operations:
Net investment income	0.37	(a)	0.59 (a)	0.60	(a)	0.81 (a)	1.17		0.04
Net realized and unrealized gain (loss) on investments		(5.56)	0.93 (h)	(4.73)		6.31	(14.16)		(20.37)
Total from investment operations		(5.19)	1.52	(4.13)		7.12	(12.99)		(20.33)
Less:
Dividends from net investment income	—		(0.60)	(0.48)		(0.25)	—		(0.61)
Net asset value, end of period	$24.01		$29.20	$28.28		$32.89	$26.02		$39.01
Total return (b)	(17.80	)%(c)	5.42%	(12.56)%		27.39%	(33.30)%		(33.89)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$21,004		$31,394	$33,224		$76,459	$40,985		$26,329
Ratio of gross expenses to average net assets	1.47	%(d)	1.11%	1.19%		1.09%	1.14%		1.07%
Ratio of net expenses to average net assets	0.96	%(d)	1.01%	0.98%		0.94%	1.01%		0.98%
Ratio of net expenses to average net assets excluding interest expense	0.94	%(d)	0.94%	0.94%		0.94%	0.94%		0.94%
Ratio of net investment income to average net assets	3.01	%(d)	1.88%	1.73%		2.82%	1.17%		0.60%
Portfolio turnover rate (e)	17	%(c)	76%	41%		41%	56%		57%
	India Growth Leaders ETF (f)
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019	2018		2017	2016		2015
	(unaudited)
Net asset value, beginning of period	$32.76		$42.36	$68.40		$41.03	$43.66		$44.53
Income from investment operations:
Net investment income (loss)	0.13	(a)	0.50 (a)	(0.02	)(a)	0.02 (a)	0.39		0.06 (a)
Net realized and unrealized gain (loss) on investments		(8.64)	(9.68)	(25.97)		27.42	(2.45)		0.42
Total from investment operations		(8.51)	(9.18)	(25.99)		27.44	(2.06)		0.48
Less:
Dividends from net investment income	—		(0.42)	(0.05)		(0.07)	(0.57)		(1.35)
Net asset value, end of period	$24.25		$32.76	$42.36		$68.40	$41.03		$43.66
Total return (b)	(25.97	)%(c)	(21.65)%	(38.00)%		66.88%	(4.70)%		1.07%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$69,728		$122,038	$187,439		$405,246	$183,627		$171,370
Ratio of gross expenses to average net assets	1.20	%(d)	0.86%	0.83%		0.72%	0.78%		0.78%
Ratio of net expenses to average net assets	0.93	%(d)	0.86%	0.83%		0.72%	0.78%		0.78%
Ratio of net expenses to average net assets excluding interest expense and taxes	0.85	%(d)	0.83%	0.80%		0.70%	0.78	%(g)	0.75%
Ratio of net investment income (loss) to average net assets	0.92	%(d)	1.35%	(0.03)%		0.04%	0.96%		0.13%
Portfolio turnover rate (e)	87	%(c)	51%	39%		42%	29%		40%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions. (f) Represents Consolidated Financial Highlights (g) Excludes reimbursement from prior year custodial charge of 0.01%.
(h)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

43

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Indonesia Index ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$22.68		$21.85	$24.75	$21.31	$18.36	$24.32
Income from investment operations:
Net investment income	0.26	(a)	0.40 (a)	0.36 (a)	0.35 (a)	0.28	0.47
Net realized and unrealized gain (loss) on investments		(6.27)	0.90	(2.78)	3.55	2.92	(5.98)
Total from investment operations		(6.01)	1.30	(2.42)	3.90	3.20	(5.51)
Less:
Dividends from net investment income	—		(0.47)	(0.48)	(0.46)	(0.25)	(0.45)
Net asset value, end of period	$16.67		$22.68	$21.85	$24.75	$21.31	$18.36
Total return (b)	(26.48	)%(c)	5.97%	(9.79)%	18.35%	17.49%	(22.69)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$28,346		$40,826	$44,801	$61,864	$85,240	$86,293
Ratio of gross expenses to average net assets	0.99	%(d)	0.80%	0.75%	0.73%	0.68%	0.72%
Ratio of net expenses to average net assets	0.57	%(d)	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of net expenses to average net assets excluding interest expense	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	3.03	%(d)	1.78%	1.61%	1.53%	1.05%	1.65%
Portfolio turnover rate (e)	9	%(c)	10%	14%	14%	12%	11%
	Israel ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$35.03		$28.05	$30.37	$26.84	$28.81	$29.56
Income from investment operations:
Net investment income	0.05	(a)	0.19 (a)	0.27 (a)	0.30 (a)	0.27	0.32
Net realized and unrealized gain (loss) on investments		(2.18)	7.27	(2.38)	3.71	(1.80)	(0.69)
Total from investment operations		(2.13)	7.46	(2.11)	4.01	(1.53)	(0.37)
Less:
Dividends from net investment income	—		(0.48)	(0.21)	(0.48)	(0.26)	(0.38)
Return of capital	—		—	—	—	(0.18)	—
Total dividends and distributions	—		(0.48)	(0.21)	(0.48)	(0.44)	(0.38)
Net asset value, end of period	$32.90		$35.03	$28.05	$30.37	$26.84	$28.81
Total return (b)	(6.09	)%(c)	26.64%	(6.94)%	14.96%	(5.34)%	(1.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$55,934		$57,808	$46,285	$42,521	$36,236	$46,091
Ratio of gross expenses to average net assets	0.92	%(d)	0.94%	1.02%	0.92%	0.92%	0.85%
Ratio of net expenses to average net assets	0.60	%(d)	0.62%	0.60%	0.59%	0.60%	0.59%
Ratio of net expenses to average net assets excluding interest expense	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	0.33	%(d)	0.60%	0.85%	1.04%	0.94%	1.04%
Portfolio turnover rate (e)	9	%(c)	14%	23%	21%	19%	18%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

44

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$24.96		$18.79	$21.14	$21.09	$14.69	$15.17
Income from investment operations:
Net investment income	0.34	(a)	1.20 (a)	0.88 (a)	0.71 (a)	0.38	0.50
Net realized and unrealized gain (loss) on investments		(4.48)	6.39	(2.26)	0.25	6.36	(0.46)
Total from investment operations		(4.14)	7.59	(1.38)	0.96	6.74	0.04
Less:
Dividends from net investment income	—		(1.42)	(0.97)	(0.91)	(0.34)	(0.52)
Net asset value, end of period	$20.82		$24.96	$18.79	$21.14	$21.09	$14.69
Total return (b)	(16.59	)%(c)	40.40%	(6.47)%	4.62%	45.91%	0.39%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$960,867		$1,281,927	$1,325,621	$1,806,708	$2,605,165	$1,735,849
Ratio of gross expenses to average net assets	0.75	%(d)	0.67%	0.65%	0.72%	0.79%	0.72%
Ratio of net expenses to average net assets (f)	0.67	%(d)	0.67%	0.65%	0.66%	0.65%	0.63%
Ratio of net expenses to average net assets excluding interest expense (f)	0.67	%(d)	0.65%	0.64%	0.66%	0.65%	0.62%
Ratio of net investment income to average net assets	3.18	%(d)	5.40%	4.09%	3.40%	2.48%	2.98%
Portfolio turnover rate (e)	7	%(c)	15%	20%	15%	22%	33%
	Russia Small-Cap ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$35.94		$27.61	$40.68	$38.04	$19.31	$19.60
Income from investment operations:
Net investment income	0.34	(a)	1.53 (a)	1.17 (a)	1.17 (a)	0.77	0.38
Net realized and unrealized gain (loss) on investments		(5.08)	8.45	(13.02)	2.94	18.77	(0.29)
Total from investment operations		(4.74)	9.98	(11.85)	4.11	19.54	0.09
Less:
Dividends from net investment income	—		(1.65)	(1.22)	(1.47)	(0.81)	(0.38)
Net asset value, end of period	$31.20		$35.94	$27.61	$40.68	$38.04	$19.31
Total return (b)	(13.16	)%(c)	36.17%	(29.09)%	11.01%	101.07%	0.48%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$29,124		$35,336	$32,677	$58,312	$88,755	$35,392
Ratio of gross expenses to average net assets	1.48	%(d)	1.20%	0.94%	0.82%	0.86%	1.19%
Ratio of net expenses to average net assets (g)	0.75	%(d)	0.77%	0.76%	0.76%	0.75%	0.69%
Ratio of net expenses to average net assets excluding interest expense (g)	0.75	%(d)	0.75%	0.75%	0.75%	0.73%	0.67%
Ratio of net investment income to average net assets	2.17	%(d)	4.67%	3.22%	2.87%	3.28%	1.58%
Portfolio turnover rate (e)	16	%(c)	30%	49%	39%	72%	30%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Effective May 1, 2016, the ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets (See Note 3).
(g)	Effective May 1, 2016, the ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets (See Note 3).

See Notes to Financial Statements

45

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Vietnam ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$16.05		$14.84	$17.45	$12.97	$14.78	$18.84
Income from investment operations:
Net investment income (loss)	(0.02	)(a)	0.14 (a)	0.17 (a)	0.20 (a)	0.39	0.55
Net realized and unrealized gain (loss) on investments		(2.54)	1.19	(2.66)	4.46	(1.83)	(4.11)
Total from investment operations		(2.56)	1.33	(2.49)	4.66	(1.44)	(3.56)
Less:
Dividends from net investment income	—		(0.12)	(0.12)	(0.18)	(0.37)	(0.50)
Return of Capital	—		—	—	— (f)	—	—
Total dividends and distributions	—		(0.12)	(0.12)	(0.18)	(0.37)	(0.50)
Net asset value, end of period	$13.49		$16.05	$14.84	$17.45	$12.97	$14.78
Total return (b)	(15.88	)%(c)	8.86%	(14.15)%	35.76%	(9.78)%	(18.87)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$331,801		$442,960	$317,669	$349,029	$257,549	$379,231
Ratio of gross expenses to average net assets	0.66	%(d)	0.66%	0.68%	0.66%	0.66%	0.67%
Ratio of net expenses to average net assets	0.66	%(d)	0.66%	0.68%	0.66%	0.66%	0.67%
Ratio of net expenses to average net assets excluding interest expense	0.66	%(d)	0.63%	0.64%	0.63%	0.63%	0.65%
Ratio of net investment income (loss) to average net assets	(0.35	)%(d)	0.89%	0.98%	1.37%	2.14%	3.29%
Portfolio turnover rate (e)	13	%(c)	33%	49%	50%	47%	67%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

46

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
Africa Index ETF	Diversified
Brazil Small-Cap ETF	Diversified
China Growth Leaders ETF	Diversified
ChinaAMC SME-ChiNext ETF	Diversified
Egypt Index ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Russia ETF	Non-Diversified
Russia Small-Cap ETF	Non-Diversified
Vietnam ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to China Growth Leaders ETF (formerly known as ChinaAMC CSI 300 ETF) and ChinaAMC SME-ChiNext ETF. China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF seek to achieve their investment objectives by primarily investing directly in A-shares through the Hong Kong-Shanghai Stock Connect program and via the A-share quota granted to the Sub-Adviser. India Growth Leaders ETF (formerly known as India Small-Cap Index ETF) makes its investments through the MV SCIF Mauritius (the “Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or
47

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF (the “GLIN”) in order to effect certain investments on behalf of the GLIN. The GLIN is the sole shareholder of the Subsidiary, and it is intended that the GLIN will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the GLIN include the financial results of its wholly owned subsidiary. All material interfund account balances and transactions have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations
48

on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2020 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At June 30, 2020, ChinaAMC SME-ChiNext included $8,421 in cash, at value on the Statements of Assets and Liabilities, which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses; and for Russia ETF and Russia Small-Cap ETF, depositary receipt fees up to 0.10% and 0.08% of average daily net assets, respectively) from exceeding the expense limitations as listed in the table below. Effective January 10, 2019, China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF no longer exclude interest expense from their expense limitations. Refer to the Statements of Operations for the amounts waived/assumed by the Advisor for the period ended June 30, 2020.

Expense
Fund	Limitations
Africa Index ETF	0.78%
Brazil Small-Cap ETF	0.59
China Growth Leaders ETF	0.60
ChinaAMC SME-ChiNext ETF	0.65
Egypt Index ETF	0.94
India Growth Leaders ETF	0.85
Indonesia Index ETF	0.57
Israel ETF	0.59
Russia ETF	0.62
Russia Small-Cap ETF	0.67
Vietnam ETF	0.76
49

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

During the year ended December 31, 2019, the Adviser reimbursed the Brazil Small-Cap ETF $372,975 for an investment loss. This reimbursement is reflected in the Statements of Operations and the Statements of Changes in Net Assets as a net increase from payment from Adviser. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of June 30, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Africa Index ETF	$7,914,484	$8,596,517	$—	$450,014
Brazil Small-Cap ETF	9,232,664	19,519,384	—	1,821,292
China Growth Leaders ETF	65,742,894	89,990,452	—	1,083,569
ChinaAMC SME-ChiNext ETF	21,418,789	23,189,320	—	—
Egypt Index ETF	4,253,348	6,855,338	—	654,788
India Growth Leaders ETF	79,614,801	98,767,556	—	1,452,846
Indonesia Index ETF	2,992,361	2,621,002	1,710,341	3,655,534
Israel ETF	5,268,641	5,243,769	1,873,280	—
Russia ETF	90,268,507	74,123,122	244,851,274	376,191,936
Russia Small-Cap ETF	4,997,801	4,910,538	—	1,378,256
Vietnam ETF	46,496,414	78,726,879	672,281	2,675,537
50

Note 6—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

		Gross	Gross	Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Africa Index ETF	$41,462,838	$7,426,445	$(8,913,577)	$(1,487,132)
Brazil Small-Cap ETF	58,866,302	7,179,269	(16,704,892)	(9,525,623)
China Growth Leaders ETF	33,980,666	6,182,094	(1,604,632)	4,577,462
ChinaAMC SME-ChiNext ETF	23,159,217	12,391,502	(1,468,488)	10,923,014
Egypt Index ETF	25,960,411	2,048,166	(6,998,106)	(4,949,940)
India Growth Leaders ETF	72,476,831	5,624,815	(8,499,289)	(2,874,474)
Indonesia Index ETF	43,503,573	2,319,419	(17,539,296)	(15,219,877)
Israel ETF	48,807,027	16,730,019	(8,868,642)	7,861,377
Russia ETF	1,205,812,477	53,196,398	(284,506,907)	(231,310,509)
Russia Small-Cap ETF	37,038,439	3,473,959	(9,284,910)	(5,810,951)
Vietnam ETF	317,353,161	70,295,367	(56,268,807)	14,026,560

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

Fund	Ordinary Income*
Africa ETF	$3,150,210
Brazil Small-Cap ETF	2,475,060
China Growth Leaders ETF	985,120
ChinaAMC SME-ChiNext ETF	135,000
Egypt Index ETF	650,037
India Growth Leaders ETF	1,600,209
Indonesia Index ETF	850,140
Israel ETF	800,085
Russia ETF	73,500,780
Russia Small-Cap ETF	1,625,031
Vietnam ETF	3,336,840

*	Includes short-term capital gains (if any)

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2019, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Short-Term	Long-Term
	Capital Losses	Capital Losses
Fund	with No Expiration	with No Expiration	Total
Africa Index ETF	$(10,482,431)	$(49,808,393)	$(60,290,824)
Brazil Small-Cap ETF	(22,088,693)	(134,087,619)	(156,176,312)
China Growth Leaders ETF	(1,492,992)	(4,553,321)	(6,046,313)
ChinaAMC SME-ChiNext ETF	(8,882,601)	(5,369,832)	(14,252,433)
Egypt Index ETF	(12,397,949)	(17,850,164)	(30,248,113)
India Growth Leaders ETF	(19,174,916)	(34,649,017)	(53,823,933)
Indonesia Index ETF	(37,157,756)	(65,150,866)	(102,308,622)
Israel ETF	(868,022)	(8,092,637)	(8,960,659)
Russia ETF	(220,099,845)	(1,204,596,430)	(1,424,696,275)
Russia Small-Cap ETF	(3,271,269)	(6,590,391)	(9,861,660)
Vietnam ETF	(66,849,395)	(200,488,726)	(267,338,121)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

51

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2020, the Funds did not incur any interest or penalties.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF (the “Funds”). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends and interest (excluding government bond interest) derived by non-People’s Republic of China (“PRC”) resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. However, on November 7, 2018, the PRC Ministry of Finance (“MOF”) and PRC State Administration of Taxation (“SAT”) jointly issued Caishui [2018] 108 (Circular 108) to clarify the temporary three-year tax exemption on bond interest derived by foreign institutional investors (FIIs). Pursuant to Circular 108, FIIs are temporarily exempt from withholding income tax and value added tax with respect to bond interest income derived in the domestic bond market (via QFII, RQFII, CIBM and Hong Kong Bond Connect) from November 7, 2018 to November 6, 2021. China also imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes these Funds, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC MOF to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue diiffering formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Funds could be subject to additional tax liabilities.

Investments in India: The Finance Act, 2012 introduced a general anti-avoidance rule (“GAAR”), which became effective from April 1, 2017. GAAR is applicable where the main purpose of an arrangement is tax avoidance and empowers Indian tax authorities to declare such an arrangement as an impermissible avoidance arrangement. Additionally, on May 10, 2016, the Governments of India and Mauritius signed the Protocol for amending the tax treaty between India and Mauritius. The renegotiation of the treaty clarified the applicability of GAAR to a Mauritius subsidiary deemed a tax resident of Mauritius. As per the Protocol, India commenced taxation on capital gains arising from disposition of shares acquired on or after April 1, 2017 in a company resident in India, with shares acquired on or before March 31, 2017 being grandfathered as exempt from capital gains taxation. Additionally, the Finance Act (2018) provided that long-term capital gains from listed equity shares sold after April 1, 2018 which were previously exempt from capital gains tax are now subject to a tax of 10% (plus applicable surcharge and education cess). Taxpayers received a cost step-up to the fair market value of shares held on January 31, 2018 provided the shares had unrealized gains as of that date. In summary, capital gains on shares purchased after April 1, 2018 for India Growth Leaders ETF will now be subject to a capital gains tax of 15% on short-term capital gains and 10% on long-term capital gains (plus applicable surcharges and cess). Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities acquired after April 1, 2017.

Dividends paid by Indian companies on or after April 1, 2020 will no longer be subject to dividend distribution tax in the hands of the Indian company, but instead be subject to tax in the hands of the shareholder. The dividend income paid to non-Indian shareholders is taxable under Indian law at 20%. Under the Treaty, the rate of withholding on dividends applicable to the Subsidiary as a resident of Mauritius can be reduced to: (a) 5% if the Subsidiary holds directly at least 10% of the capital of the company paying the dividends; and (b) 15% in all other cases.

The Subsidiary is taxed in Mauritius on income derived from its investments in the portfolio companies at the rate of 15%. However, until June 30, 2021 the Subsidiary is entitled to claim a deemed tax credit on foreign source income at a rate which was the higher of: (a) the actual foreign tax paid on such income; or (b) a deemed foreign tax representing 80% of the Mauritius tax on such income. These taxes on income, if any, are paid by the Subsidiary and disclosed in its Consolidated Statement of Operations.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges.

52

Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts or natural or other disasters, such as the recent coronavirus outbreak. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In addition, for Africa Index ETF and Egypt Index ETF there may be limitations or delays in the convertibility or repatriation of certain African currencies, which would adversely affect the U.S. dollar value and or liquidity of the Funds’ investments denominated in such African currencies, may impair the Fund’s ability to achieve its investment objective and or may impede the Funds’ ability to satisfy redemption requests in timely manner. During early April, Nigeria experienced balance of payments difficulties due to sharply lower oil prices, which led to extended delays in repatriating foreign currency transactions from Nigerian naira (“NGN”) back to US dollars (“USD”). While the Central Bank of Nigeria has devalued its official currency rate in an effort to clear the backlog, there is no guarantee that this measure will be successful. Africa Index ETF had approximately $707,144 worth of NGN awaiting repatriation USD as of June 30, 2020.

As a result of certain events, the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Should the Chinese government impose restrictions on the ability of China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities.

53

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2020 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2020:

	Market Value
	of Securities	Cash	Non-Cash	Total
Fund	on Loan	Collateral	Collateral	Collateral
Africa Index ETF	$2,014,772	$593,570	$1,494,900	$2,088,470
Brazil Small-Cap ETF	1,175,935	798,536	469,545	1,268,081
China Growth Leaders ETF	285,225	1,259	296,164	297,423
Indonesia Index ETF	1,901,985	—	1,955,214	1,955,214
Israel ETF	3,837,312	787,243	3,017,679	3,804,922
Russia ETF	25,037,953	12,595,471	12,632,025	25,227,496
Russia Small-Cap ETF	2,491,574	2,027,227	841,675	2,868,902
Vietnam ETF	264,975	—	279,557	279,557

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized
Liabilities for Securities
Lending Transactions* in the
Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$593,570
Brazil Small-Cap ETF	798,536
China Growth Leaders ETF	1,259
Israel ETF	787,243
Russia ETF	12,595,471
Russia Small-Cap ETF	2,027,227

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the following Funds borrowed under this Facility:

	Days	Average Daily	Average
Fund	Outstanding	Loan Balance	Interest Rate
Africa Index ETF	22	$471,786	2.50%
Brazil Small-Cap ETF	118	222,238	2.07
China Growth Leaders ETF	48	2,816,950	2.09
ChinaAMC SME-ChiNext ETF	79	2,991,661	2.18
Egypt Index ETF	107	483,282	2.04
India Growth Leaders ETF	106	870,698	2.11
Israel ETF	39	2,223,913	1.47
Russia ETF	57	3,127,632	2.10
Russia Small-Cap ETF	5	226,814	2.24
Vietnam ETF	139	1,237,073	1.99

Outstanding loan balances as of June 30, 2020, if any, are reflected in the Statements of Assets and Liabilities.

54

Note 11—Recent Accounting Pronouncements—The Funds adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

55

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2020 (unaudited)

At a meeting held on June 11, 2020 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Growth Leaders ETF (formerly ChinaAMC CSI 300 ETF), ChinaAMC SME-ChiNext ETF, Coal ETF, Egypt Index ETF, Gold Miners ETF, India Growth Leaders ETF (formerly India Small-Cap Index ETF), Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck Vectors China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2020. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2020 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

56

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Agribusiness ETF, Low Carbon Energy ETF, Russia ETF and Vietnam ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and/or median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Africa Index ETF, ChinaAMC SME ChiNext ETF, Coal ETF, Egypt Index ETF, India Growth Leaders ETF, Low Carbon Energy ETF, Oil Refiners ETF, Russia ETF, Russia Small-Cap ETF, Unconventional Oil & Gas ETF and Uranium+Nuclear Energy ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its respective peer group of funds. With respect to these Funds, the Trustees reviewed the amount by which these Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such benefits.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Fund since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2020 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

57

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period December 1, 2018 to December 31, 2019 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. During the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

58

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INTLSAR

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VANECK VECTORS®

Agribusiness ETF	MOO®
Coal ETF	KOL®
Gold Miners ETF	GDX®
Junior Gold Miners ETF	GDXJ®
Low Carbon Energy ETF	SMOG™
Natural Resources ETF	HAP®
Oil Refiners ETF	CRAK®
Oil Services ETF	OIH®
Rare Earth/Strategic Metals ETF	REMX®
Steel ETF	SLX®
Unconventional Oil & Gas ETF	FRAK®
Uranium+Nuclear Energy ETF	NLR®

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis—lower interest rates, asset price inflation and weak job recovery (due to different factors—varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Vectors ETF Trust

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2020 – June 30, 2020
Agribusiness ETF
	Actual	$1,000.00	$878.20	0.56%	$2.62
	Hypothetical**	$1,000.00	$1,022.08	0.56%	$2.82
Coal ETF
	Actual	$1,000.00	$728.00	0.59%	$2.53
	Hypothetical**	$1,000.00	$1,021.93	0.59%	$2.97
Gold Miners ETF
	Actual	$1,000.00	$1,247.90	0.51%	$2.85
	Hypothetical**	$1,000.00	$1,022.33	0.51%	$2.56
Junior Gold Miners ETF
	Actual	$1,000.00	$1,168.00	0.53%	$2.86
	Hypothetical**	$1,000.00	$1,022.23	0.53%	$2.66
Low Carbon Energy ETF
	Actual	$1,000.00	$1,079.10	0.62%	$3.20
	Hypothetical**	$1,000.00	$1,021.78	0.62%	$3.12
Natural Resources ETF
	Actual	$1,000.00	$819.20	0.49%	$2.22
	Hypothetical**	$1,000.00	$1,022.43	0.49%	$2.46
Oil Refiners ETF
	Actual	$1,000.00	$754.10	0.59%	$2.57
	Hypothetical**	$1,000.00	$1,021.93	0.59%	$2.97
Oil Services ETF
	Actual	$1,000.00	$458.80	0.35%	$1.27
	Hypothetical**	$1,000.00	$1,023.12	0.35%	$1.76
Rare Earth/Strategic Metals ETF
	Actual	$1,000.00	$848.50	0.58%	$2.67
	Hypothetical**	$1,000.00	$1,021.98	0.58%	$2.92
Steel ETF
	Actual	$1,000.00	$731.70	0.56%	$2.41
	Hypothetical**	$1,000.00	$1,022.08	0.56%	$2.82
Unconventional Oil & Gas ETF
	Actual	$1,000.00	$587.50	0.54%	$2.13
	Hypothetical**	$1,000.00	$1,022.18	0.54%	$2.72
Uranium+Nuclear Energy ETF
	Actual	$1,000.00	$872.10	0.60%	$2.79
	Hypothetical**	$1,000.00	$1,021.88	0.60%	$3.02

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
3

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 2.0%
2,132,530	Incitec Pivot Ltd. † #	$2,773,555
1,104,581	Treasury Wine Estates Ltd. † #	8,018,156
		10,791,711
Brazil: 1.4%
1,791,800	Rumo SA	7,339,109
Canada: 5.3%
894,118	Nutrien Ltd. (USD)	28,701,188
Chile: 1.0%
209,625	Sociedad Quimica y Minera de Chile SA (ADR) †	5,464,924
China / Hong Kong: 1.9%
2,742,000	China Mengniu Dairy Co. Ltd. #	10,514,485
Denmark: 1.3%
80,334	Bakkafrost P/F (NOK) #	5,067,854
22,203	Schouw & Co. AB #	1,772,857
		6,840,711
Germany: 8.5%
590,068	Bayer AG #	43,724,284
313,307	K+S AG #	1,985,315
		45,709,599
Indonesia: 0.9%
12,564,400	Charoen Pokphand Indonesia Tbk PT #	4,926,715
Israel: 0.7%
1,204,178	Israel Chemicals Ltd. (USD) †	3,672,743
Japan: 5.8%
1,509,130	Kubota Corp. † #	22,593,517
65,100	Maruha Nichiro Corp. #	1,334,408
143,400	Nippon Meat Packers, Inc. #	5,775,308
375,400	Nippon Suisan Kaisha Ltd. #	1,635,374
		31,338,607
Malaysia: 2.9%
4,256,055	IOI Corp. Bhd #	4,324,275
600,970	Kuala Lumpur Kepong Bhd #	3,112,273
891,880	PPB Group Bhd #	3,711,961
4,076,200	Sime Darby Plantation Bhd #	4,705,713
		15,854,222
Netherlands: 0.2%
102,544	OCI NV * † #	1,076,832
Norway: 5.4%
435,743	Leroy Seafood Group ASA #	2,623,842
693,385	Mowi ASA #	13,187,267
82,867	Salmar ASA * #	3,960,829
275,131	Yara International ASA #	9,570,078
		29,342,016
Russia: 0.5%
209,747	PhosAgro PJSC Reg S (GDR) #	2,590,367
Number of Shares		Value

Singapore: 3.0%
11,493,045	Golden Agri-Resources Ltd. #	$1,228,665
5,088,451	Wilmar International Ltd. #	15,034,816
		16,263,481
Switzerland: 0.6%
11,602	Bucher Indistries AG #	3,350,895
Taiwan: 0.4%
1,297,000	Taiwan Fertilizer Co. Ltd. #	2,196,690
Thailand: 1.6%
8,247,636	Charoen Pokphand Foods (NVDR) #	8,506,100
United Kingdom: 2.8%
1,504,761	CNH Industrial NV (USD) *	10,578,470
100,880	Genus Plc * #	4,403,580
		14,982,050
United States: 53.8%
88,655	AGCO Corp.	4,916,806
599,753	Archer-Daniels-Midland Co.	23,930,145
35,454	Balchem Corp.	3,363,166
180,706	Bunge Ltd.	7,432,438
230,831	CF Industries Holdings, Inc.	6,495,584
978,604	Corteva, Inc.	26,216,801
163,479	Darling International, Inc. *	4,024,853
244,457	Deere & Co.	38,416,418
458,460	Elanco Animal Health, Inc. *	9,833,967
166,811	FMC Corp.	16,617,712
110,927	IDEXX Laboratories, Inc. *	36,623,658
51,598	Neogen Corp. *	4,004,005
94,528	Pilgrim’s Pride Corp. *	1,596,578
26,722	Sanderson Farms, Inc.	3,096,813
514,822	The Mosaic Co.	6,440,423
134,376	Toro Co.	8,914,504
161,087	Tractor Supply Co.	21,229,656
379,259	Tyson Foods, Inc.	22,645,555
321,493	Zoetis, Inc.	44,057,401
		289,856,483
Total Common Stocks (Cost: $568,156,025)		539,318,928
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $1,335,623)

Money Market Fund: 0.3%
1,335,623	State Street Navigator Securities Lending Government Money Market Portfolio	1,335,623
Total Investments: 100.3% (Cost: $569,491,648)		540,654,551
Liabilities in excess of other assets: (0.3)%		(1,526,174)
NET ASSETS: 100.0%		$539,128,377

See Notes to Financial Statements

4

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,462,562.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $193,706,011 which represents 35.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.9%	$21,229,656
Consumer Staples	30.1	162,167,280
Health Care	26.5	142,646,895
Industrials	17.8	96,109,719
Materials	21.7	117,165,378
	100.0%	$539,318,928

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$10,791,711	$—	$10,791,711
Brazil	7,339,109	—	—	7,339,109
Canada	28,701,188	—	—	28,701,188
Chile	5,464,924	—	—	5,464,924
China / Hong Kong	—	10,514,485	—	10,514,485
Denmark	—	6,840,711	—	6,840,711
Germany	—	45,709,599	—	45,709,599
Indonesia	—	4,926,715	—	4,926,715
Israel	3,672,743	—	—	3,672,743
Japan	—	31,338,607	—	31,338,607
Malaysia	—	15,854,222	—	15,854,222
Netherlands	—	1,076,832	—	1,076,832
Norway	—	29,342,016	—	29,342,016
Russia	—	2,590,367	—	2,590,367
Singapore	—	16,263,481	—	16,263,481
Switzerland	—	3,350,895	—	3,350,895
Taiwan	—	2,196,690	—	2,196,690
Thailand	—	8,506,100	—	8,506,100
United Kingdom	10,578,470	4,403,580	—	14,982,050
United States	289,856,483	—	—	289,856,483
Money Market Fund	1,335,623	—	—	1,335,623
Total	$346,948,540	$193,706,011	$—	$540,654,551

See Notes to Financial Statements

5

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Australia: 21.8%
657,318	Aurizon Holdings Ltd. #	$2,231,584
453,584	Coronado Global Resources, Inc. (CDI) Reg S 144A #	292,734
975,796	New Hope Corp. Ltd. † #	928,413
113,372	Washington H. Soul Pattinson & Co. Ltd. † #	1,536,342
794,509	Whitehaven Coal Ltd. † #	792,613
		5,781,686
Canada: 10.7%
175,204	Teck Resources Ltd. (USD)	1,825,626
84,100	Westshore Terminals Investment Corp. †	1,031,800
		2,857,426
China / Hong Kong: 22.6%
4,914,095	China Coal Energy Co. Ltd. #	1,122,151
1,366,908	China Shenhua Energy Co. Ltd. #	2,121,420
29,780,000	National United Resources Holdings Ltd. * # ∞	4
1,168,000	Sany Heavy Equipment International Holdings Co. Ltd. #	545,931
4,354,067	Shougang Fushan Resources Group Ltd. #	914,526
1,732,000	Yanzhou Coal Mining Co. Ltd. #	1,304,426
		6,008,458
Indonesia: 20.9%
16,490,115	Adaro Energy Tbk PT #	1,160,129
122,910,400	Bumi Resources Tbk PT *	430,208
927,952	Indo Tambangraya Megah Tbk PT #	464,923
7,653,700	Tambang Batubara Bukit Asam Tbk PT #	1,093,760
2,346,500	Transcoal Pacific Tbk PT #	766,932
1,404,100	United Tractors Tbk PT #	1,633,832
		5,549,784
Number of Shares		Value

Philippines: 2.9%
2,992,130	Semirara Mining and Power Corp. #	$764,389
Poland: 2.2%
123,977	Jastrzebska Spolka Weglowa SA #	593,646
Russia: 1.3%
231,031	Raspadskaya OJSC #	352,285
South Africa: 6.5%
228,101	Exxaro Resources Ltd. † #	1,719,481
Thailand: 4.6%
6,126,789	Banpu PCL (NVDR) #	1,223,416
United States: 6.3%
17,766	Arch Resources, Inc. †	504,732
75,641	Warrior Met Coal, Inc.	1,164,115
		1,668,847
Total Common Stocks (Cost: $42,562,742)		26,519,418
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.2% (Cost: $1,371,054)
Money Market Fund: 5.2%
1,371,054	State Street Navigator Securities Lending Government Money Market Portfolio	1,371,054
Total Investments: 105.0% (Cost: $43,933,796)		27,890,472
Liabilities in excess of other assets: (5.0)%		(1,320,351)
NET ASSETS: 100.0%		$26,570,121

Definitions:
CDI	CHESS Depositary Interest
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,428,857.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,562,937 which represents 81.2% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $292,734, or 1.1% of net assets.

See Notes to Financial Statements

6

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	63.3%	$16,800,235
Industrials	17.3	4,576,251
Materials	19.4	5,142,932
	100.0%	$26,519,418

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$5,781,686	$—	$5,781,686
Canada	2,857,426	—	—	2,857,426
China / Hong Kong	—	6,008,454	4	6,008,458
Indonesia	430,208	5,119,576	—	5,549,784
Philippines	—	764,389	—	764,389
Poland	—	593,646	—	593,646
Russia	—	352,285	—	352,285
South Africa	—	1,719,481	—	1,719,481
Thailand	—	1,223,416	—	1,223,416
United States	1,668,847	—	—	1,668,847
Money Market Fund	1,371,054	—	—	1,371,054
Total	$6,327,535	$21,562,933	$4	$27,890,472

See Notes to Financial Statements

7

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 14.7%
93,747,600	Evolution Mining Ltd. ‡ † #	$371,547,623
48,386,763	Gold Road Resources Ltd. ‡ * #	56,736,188
35,955,640	Newcrest Mining Ltd. #	795,434,512
40,704,776	Northern Star Resources Ltd. ‡ † #	382,996,896
34,229,602	OceanaGold Corp. (CAD) ‡ * †	79,416,698
64,246,368	Perseus Mining Ltd. ‡ * #	59,313,833
44,193,995	Ramelius Resources Ltd. ‡ #	61,888,109
27,951,357	Regis Resources Ltd. ‡ † #	102,045,134
60,659,189	Resolute Mining Ltd. ‡ * #	48,511,673
60,667,660	Saracen Mineral Holdings Ltd. ‡ * #	230,525,563
48,393,914	Silver Lake Resources Ltd. ‡ * #	72,325,067
38,672,193	St. Barbara Ltd. ‡ #	85,406,359
		2,346,147,655
Canada: 54.4%
10,836,667	Agnico-Eagle Mines Ltd. (USD)	694,196,888
21,491,700	Alamos Gold, Inc. (USD) ‡	201,592,146
57,202,724	B2Gold Corp. (USD) ‡	325,483,500
78,337,045	Barrick Gold Corp. (USD)	2,110,399,992
16,167,730	Centerra Gold, Inc. ‡	179,839,287
9,950,392	Dundee Precious Metals, Inc. ‡ †	65,313,146
9,199,441	Eldorado Gold Corp. (USD) ‡ *	89,234,578
13,096,574	Equinox Gold Corp. (USD) ‡ *	146,943,560
11,532,104	First Majestic Silver Corp. (USD) ‡ * †	114,744,435
10,112,310	Fortuna Silver Mines, Inc. (USD) ‡ *	51,471,658
8,368,639	Franco-Nevada Corp. (USD) †	1,168,596,750
26,008,352	IAMGOLD Corp. (USD) ‡ *	102,732,990
69,171,559	Kinross Gold Corp. (USD) ‡ *	499,418,656
15,249,253	Kirkland Lake Gold Ltd. ‡ †	625,868,754
37,194,673	New Gold, Inc. (USD) ‡ *	50,212,809
9,078,408	Osisko Gold Royalties Ltd. (USD) ‡	90,784,080
11,550,706	Pan American Silver Corp. (USD) ‡ †	351,025,955
10,204,314	Pretium Resources, Inc. (USD) ‡ * †	85,716,238
10,453,662	Sandstorm Gold Ltd. (USD) ‡ * †	100,564,228
18,379,877	Semafo, Inc. ‡ * †	62,480,786
9,564,183	Silvercorp Metals, Inc. (USD) ‡	51,359,663
6,778,644	SSR Mining, Inc. (USD) ‡ * †	144,588,477
9,215,054	Teranga Gold Corp. ‡ *	83,219,651
4,703,622	Torex Gold Resources, Inc. ‡ *	73,869,658
7,603,739	Wesdome Gold Mines Ltd. ‡ *	65,485,946
19,753,553	Wheaton Precious Metals Corp. (USD) †	870,144,010
52,343,293	Yamana Gold, Inc. (USD) ‡	285,794,380
		8,691,082,221
Number of Shares		Value

China / Hong Kong: 1.4%
57,700,000	Zhaojin Mining Industry Co. Ltd. ‡ #	$68,531,887
315,534,000	Zijin Mining Group Ltd. ‡ #	149,067,357
		217,599,244
Monaco: 0.9%
6,048,688	Endeavour Mining Corp. (CAD) ‡ * †	145,887,959
Peru: 0.8%
13,955,082	Cia de Minas Buenaventura SAA (ADR) ‡	127,549,449
Russia: 0.3%
20,015,340	Highland Gold Mining Ltd. (GBP) ‡ #	57,764,613
South Africa: 8.3%
22,908,442	AngloGold Ashanti Ltd. (ADR) ‡	675,569,955
4,757,105	DRDGOLD Ltd. (ADR) †	75,114,688
48,586,900	Gold Fields Ltd. (ADR) ‡ †	456,716,860
29,851,449	Harmony Gold Mining Co. Ltd. (ADR) *	124,480,542
		1,331,882,045
United Kingdom: 0.9%
63,580,823	Centamin Plc ‡ #	144,724,397
United States: 18.2%
16,214,167	Alacer Gold Corp. (CAD) ‡ *	111,070,615
13,395,230	Coeur Mining, Inc. ‡ *	68,047,768
28,938,361	Hecla Mining Co. ‡	94,628,440
35,360,352	Newmont Mining Corp.	2,183,148,132
3,607,137	Royal Gold, Inc. ‡	448,439,272
		2,905,334,227
Total Common Stocks (Cost: $11,436,961,196)		15,967,971,810
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $127,392,358)
Money Market Fund: 0.8%
127,392,358	State Street Navigator Securities Lending Government Money Market Portfolio	127,392,358
Total Investments: 100.7% (Cost: $11,564,353,554)		16,095,364,168
Liabilities in excess of other assets: (0.7)%		(118,048,333)
NET ASSETS: 100.0%		$15,977,315,835

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound USD United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $207,821,237.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,686,819,211 which represents 16.8% of net assets.

See Notes to Financial Statements

8

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	90.4%	$14,434,597,649
Silver	9.6	1,533,374,161
	100.0%	$15,967,971,810

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2020 is set forth below:

Affiliates	Value 12/31/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/20
Alacer Gold Corp.	$98,668,191	$19,658,479	$(25,568,029)	$3,280,624	$—	$15,031,350	$111,070,615
Alamos Gold, Inc.	148,183,745	36,286,574	(50,354,555)	6,944,985	682,039	60,531,397	201,592,146
AngloGold Ashanti Ltd.	583,793,728	125,345,132	(174,765,405)	45,939,760	2,428,226	95,256,740	675,569,955
B2Gold Corp.	258,816,788	62,778,664	(84,597,515)	17,989,292	1,769,603	70,496,271	325,483,500
Centamin Plc	122,016,193	27,421,179	(39,882,591)	(1,081,423)	—	36,251,039	144,724,397
Centerra Gold, Inc.	147,155,926	32,135,783	(42,773,249)	4,268,751	935,331	39,052,076	179,839,287
Cia de Minas Buenaventura SAA	241,158,385	32,403,992	(45,177,501)	(24,944,693)	—	(75,890,734)	127,549,449
Coeur Mining, Inc.	122,252,687	15,634,494	(20,028,951)	(10,927,010)	—	(38,883,452)	68,047,768
Detour Gold Corp.	216,419,234	7,651,600	(146,064,807)	1,175,124	—	(79,181,151)	—
Dundee Precious Metals, Inc.	48,403,977	10,748,702	(14,715,003)	(548,856)	413,256	21,424,326	65,313,146
Eldorado Gold Corp.	80,070,037	17,575,450	(22,204,281)	(8,352,914)	—	22,146,286	89,234,578
Endeavour Mining Corp.	130,838,546	28,965,599	(40,610,480)	(1,628,407)	—	28,322,701	145,887,959
Equinox Gold Corp.	—	103,675,739	(2,276,896)	1,073,669	—	44,471,048	146,943,560
Evolution Mining Ltd.	285,107,900	69,595,928	(100,338,058)	15,098,288	5,041,739	102,083,565	371,547,623
First Majestic Silver Corp.	157,985,327	23,630,972	(29,819,287)	(2,874,873)	—	(34,177,704)	114,744,435
Fortuna Silver Mines, Inc.	—	43,118,694	(133,122)	15,100	—	8,470,986	51,471,658
Gold Fields Ltd.	344,138,678	100,738,676	(105,718,043)	23,504,796	3,095,605	94,052,753	456,716,860
Gold Road Resources Ltd.	—	53,376,025	(955,936)	932	—	4,315,167	56,736,188
Harmony Gold Mining Co. Ltd.	123,865,219	24,133,798	(32,741,274)	4,027,518	—	5,195,281	—	(a)
Hecla Mining Co.	105,703,007	19,131,297	(20,851,494)	(6,604,410)	147,974	(2,749,960)	94,628,440
Highland Gold Mining Ltd.	59,183,929	13,061,662	(20,113,856)	1,331,210	790,295	4,301,668	57,764,613
IAMGOLD Corp.	109,845,516	20,827,004	(27,735,304)	(11,861,459)	—	11,657,233	102,732,990
Kinross Gold Corp.	373,867,149	96,655,421	(139,459,250)	26,556,783	—	141,798,553	499,418,656
Kirkland Lake Gold Ltd.	563,145,549	276,024,342	(200,679,382)	41,397,493	4,020,519	(54,019,248)	625,868,754
New Gold, Inc.	37,261,514	45,752,741	(32,734,280)	(21,352,556)	—	21,285,390	50,212,809
Northern Star Resources Ltd.	322,344,397	80,549,782	(76,270,419)	29,745,850	2,019,706	26,627,286	382,996,896
OceanaGold Corp.	77,002,870	14,237,740	(17,750,067)	(12,637,809)	—	18,563,964	79,416,698
Osisko Gold Royalties Ltd.	96,177,657	23,170,040	(27,523,115)	(6,916,177)	670,566	5,875,675	90,784,080
Pan American Silver Corp.	312,466,101	60,965,247	(82,839,979)	9,301,370	1,236,774	51,133,216	351,025,955
Perseus Mining Ltd.	59,258,632	10,818,125	(15,625,114)	(967,265)	—	5,829,455	59,313,833
Pretium Resources, Inc.	129,804,682	20,916,605	(28,247,027)	(6,926,216)	—	(29,831,806)	85,716,238
Ramelius Resources Ltd.	—	54,571,871	(175,233)	25,857	—	7,465,614	61,888,109
Regis Resources Ltd.	96,922,314	19,853,051	(27,984,821)	(5,631,068)	1,659,424	18,885,658	102,045,134
Resolute Mining Ltd.	50,094,493	11,443,063	(8,018,643)	(1,735,563)	—	(3,271,677)	48,511,673
Royal Gold, Inc.	504,581,618	97,932,879	(139,423,730)	8,818,914	2,248,525	(23,470,409)	448,439,272
Sandstorm Gold Ltd.	81,945,776	23,706,160	(22,648,616)	2,618,704	—	14,942,204	100,564,228
Saracen Mineral Holdings Ltd.	161,141,752	40,543,871	(59,009,723)	17,742,296	—	70,107,367	230,525,563
Semafo, Inc.	43,820,064	10,812,106	(15,606,389)	(3,943,726)	—	27,398,731	62,480,786
Silver Lake Resources Ltd.	—	57,498,818	(1,228,077)	135,736	—	15,918,590	72,325,067
Silvercorp Metals, Inc.	61,254,547	9,593,419	(12,402,918)	(4,861,311)	118,713	(2,224,074)	51,359,663
SSR Mining, Inc.	149,124,556	28,486,049	(38,526,282)	3,280,231	—	2,223,923	144,588,477
St. Barbara Ltd.	83,729,671	16,217,160	(22,464,395)	(10,443,795)	1,158,669	18,367,718	85,406,359
Teranga Gold Corp.	—	65,438,010	(1,377,551)	142,281	—	19,016,911	83,219,651
Torex Gold Resources, Inc.	84,910,581	15,427,875	(20,520,645)	(2,641,319)	—	(3,306,834)	73,869,658
Wesdome Gold Mines Ltd.	67,489,359	13,639,532	(18,120,410)	(1,773,861)	—	4,251,326	65,485,946
Yamana Gold, Inc.	236,234,921	54,949,132	(76,859,438)	6,611,062	1,542,707	64,858,703	285,794,380
Zhaojin Mining Industry Co. Ltd.	72,449,148	16,079,539	(24,374,338)	1,915,800	322,863	2,461,738	68,531,887
Zijin Mining Group Ltd.	179,209,244	32,605,691	(50,318,835)	2,352,952	4,448,329	(14,781,695)	149,067,357
	$7,227,843,608	$2,085,783,712	$(2,207,614,314)	$126,640,667	$34,750,863	$838,283,165	$7,946,456,296

(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

9

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$79,416,698	$2,266,730,957	$—	$2,346,147,655
Canada	8,691,082,221	—	—	8,691,082,221
China / Hong Kong	—	217,599,244	—	217,599,244
Monaco	145,887,959	—	—	145,887,959
Peru	127,549,449	—	—	127,549,449
Russia	—	57,764,613	—	57,764,613
South Africa	1,331,882,045	—	—	1,331,882,045
United Kingdom	—	144,724,397	—	144,724,397
United States	2,905,334,227	—	—	2,905,334,227
Money Market Fund	127,392,358	—	—	127,392,358
Total	$13,408,544,957	$2,686,819,211	$—	$16,095,364,168

See Notes to Financial Statements

10

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Australia: 22.4%
22,523,431	Alkane Resources Ltd. * #	$19,097,928
35,260,175	Aurelia Metals Ltd. † #	12,401,788
24,405,731	Dacian Gold Ltd. * #	7,552,179
65,325,043	Evolution Mining Ltd. #	258,901,182
35,491,335	Gold Road Resources Ltd. * #	41,615,577
28,737,041	Northern Star Resources Ltd. #	270,390,814
22,910,273	OceanaGold Corp. (CAD) * †	53,154,525
43,000,880	Perseus Mining Ltd. * #	39,699,474
30,784,621	Ramelius Resources Ltd. #	43,109,974
21,527,239	Regis Resources Ltd. #	78,591,890
33,925,654	Resolute Mining Ltd. * #	27,131,755
41,161,855	Saracen Mineral Holdings Ltd. * #	156,407,216
34,165,472	Silver Lake Resources Ltd. * #	51,060,554
29,784,076	St. Barbara Ltd. #	65,777,224
34,266,362	West African Resources Ltd. * #	21,933,961
15,682,315	Westgold Resources Ltd. * #	22,971,770
		1,169,797,811
Canada: 51.1%
12,808,239	Alamos Gold, Inc. (USD) †	120,141,282
5,910,737	Alexco Resource Corp. (USD) *	13,299,158
5,078,119	Americas Gold & Silver Corp. (USD) * †	13,406,234
33,466,268	B2Gold Corp. (USD) †	190,423,065
8,001,302	Centerra Gold, Inc.	89,001,267
4,700,355	Dundee Precious Metals, Inc.	30,852,550
7,422,453	Eldorado Gold Corp. (USD) *	71,997,794
6,818,570	Endeavour Silver Corp. (USD) * †	15,546,340
9,966,181	Equinox Gold Corp. * †	111,076,819
7,715,977	First Majestic Silver Corp. (USD) * †	76,773,971
8,712,333	Fortuna Silver Mines, Inc. (USD) * †	44,345,775
7,439,002	Gold Standard Ventures Corp. (USD) * †	6,036,750
2,773,253	Golden Star Resources Ltd. (USD) * †	8,042,434
2,403,356	Gran Colombia Gold Corp. *	12,140,301
2,099,313	Great Bear Resources Ltd. * †	29,701,734
373,463	Great Bear Royalties Corp. * † # ∞	1,043,612
16,695,927	Great Panther Silver Ltd. (USD) * †	8,347,964
18,600,006	IAMGOLD Corp. (USD) *	73,470,024
9,562,059	K92 Mining, Inc. * †	28,293,023
23,621,217	Karora Resources, Inc. * †	8,411,373
45,647,974	Kinross Gold Corp. (USD) *	329,578,372
3,629,874	Lundin Gold, Inc. * †	33,953,447
3,169,088	MAG Silver Corp. (USD) * †	44,684,141
16,153,746	McEwen Mining, Inc. (USD) * †	16,315,283
23,523,150	New Gold, Inc. (USD) *	31,756,253
9,114,250	NovaGold Resources, Inc. (USD) *	83,668,815
6,835,767	Novo Resources Corp. * †	18,921,323
4,752,334	Osisko Gold Royalties Ltd. (USD) †	47,523,340
8,954,027	Osisko Mining, Inc. * †	25,179,092
9,213,703	Pan American Silver Corp. (USD) †	280,004,434
8,496,476	Premier Gold Mines Ltd. * †	13,786,499
6,263,840	Pretium Resources, Inc. (USD) * †	52,616,256
14,257,303	Roxgold, Inc. * †	16,015,913
7,824,431	Sandstorm Gold Ltd. (USD) * †	75,271,026
2,544,448	Seabridge Gold, Inc. (USD) * †	44,629,618
9,445,721	Semafo, Inc. *	32,109,903
7,626,094	Silvercorp Metals, Inc. (USD) †	40,952,125
4,877,177	SilverCrest Metals, Inc. (USD) * †	44,674,941
5,407,156	SSR Mining, Inc. (USD) * †	115,334,638
Number of Shares		Value

Canada: (continued)
1,694,754	Sulliden Mining Capital, Inc. *	$87,102
5,745,314	Teranga Gold Corp. *	51,884,994
2,932,579	Torex Gold Resources, Inc. *	46,055,701
5,725,080	Wesdome Gold Mines Ltd. *	49,306,306
41,751,996	Yamana Gold, Inc. (USD) †	227,965,898
		2,674,626,890
China / Hong Kong: 0.8%
19,287,400	Real Gold Mining Ltd. * # ∞	3
35,446,500	Zhaojin Mining Industry Co. Ltd. #	42,100,789
		42,100,792
Indonesia: 0.9%
496,934,300	Merdeka Copper Gold Tbk PT * #	47,704,062
Mexico: 3.1%
9,290,421	Fresnillo Plc (GBP) #	96,801,496
6,213,836	Industrias Penoles, SAB de CV	63,101,078
		159,902,574
Monaco: 1.2%
2,605,519	Endeavour Mining Corp. (CAD) *	62,842,364
Peru: 2.5%
10,674,334	Cia de Minas Buenaventura SAA (ADR)	97,563,413
12,957,437	Hochschild Mining Plc (GBP) #	31,222,757
		128,786,170
Russia: 0.6%
11,010,844	Highland Gold Mining Ltd. (GBP) #	31,777,484
South Africa: 11.2%
32,519,105	Gold Fields Ltd. (ADR) †	305,679,587
20,253,630	Harmony Gold Mining Co. Ltd. (ADR) *	84,457,637
22,941,739	Sibanye Stillwater Ltd. (ADR) * †	198,446,042
		588,583,266
Turkey: 0.5%
2,307,173	Koza Altin Isletmeleri AS * #	28,098,872
United Kingdom: 1.7%
39,057,716	Centamin Plc #	88,904,234
United States: 3.7%
10,257,667	Alacer Gold Corp. (CAD) *	70,267,278
7,563,368	Argonaut Gold, Inc. (CAD) * †	14,216,022
7,983,075	Coeur Mining, Inc. * †	40,554,021
3,107,667	Gold Resource Corp.	12,772,511
17,776,816	Hecla Mining Co.	58,130,188
		195,940,020
Total Common Stocks (Cost: $3,990,575,877)		5,219,064,539
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3% (Cost: $173,512,301)
Money Market Fund: 3.3%
173,512,301	State Street Navigator Securities Lending Government Money Market Portfolio	173,512,301

Total Investments: 103.0% (Cost: $4,164,088,178)		5,392,576,840
Liabilities in excess of other assets: (3.0)%		(157,757,567)
NET ASSETS: 100.0%		$5,234,819,273

See Notes to Financial Statements

11

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $250,498,425.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,484,296,595 which represents 28.4% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	3.1%	$160,059,754
Environmental & Facilities Services	0.3	13,299,158
Gold	80.9	4,224,202,187
Precious Metals & Minerals	4.4	229,843,709
Silver	11.3	591,659,731
	100.0%	$5,219,064,539

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2020 is set forth below:

						Net Change
						in Unrealized
	Value		Sales	Realized Gain	Dividend	Appreciation	Value
Affiliates	12/31/19	Purchases	Proceeds	(Loss)	Income	(Depreciation)	06/30/20
Argonaut Gold, Inc.	$14,435,644	$3,965,842	$(5,473,430)	$(2,508,868)	$—	$3,796,834	$—	(a)
Dacian Gold Ltd.	13,018,355	9,289,526	(3,781,497)	(989,153)	—	(9,985,052)	—	(a)
Detour Gold Corp.	181,734,099	1,177,961	(165,579,677)	42,521,899	—	(59,854,282)	—
Eldorado Gold Corp.	73,147,045	25,671,996	(37,462,910)	(2,865,782)	—	13,507,445	—	(a)
Endeavour Silver Corp.	20,422,974	5,357,083	(7,532,677)	(3,727,688)	—	1,026,648	—	(a)
First Majestic Silver Corp.	124,793,167	30,324,561	(48,176,033)	(2,120,492)	—	(28,047,232)	—	(a)
Fortuna Silver Mines, Inc.	34,976,747	16,014,128	(13,074,900)	(1,734,806)	—	8,164,606	—	(a)
Gold Resource Corp.	19,463,815	5,875,680	(6,883,310)	(222,332)	65,372	(5,461,342)	—	(a)
Great Panther Silver Ltd.	9,618,682	3,846,193	(4,303,391)	(2,747,301)	—	1,933,781	—	(a)
Harmony Gold Mining Co. Ltd.	109,086,669	35,819,782	(62,817,724)	6,710,717	—	(4,341,807)	—	(a)
IAMGOLD Corp.	89,982,908	25,681,267	(39,295,915)	(13,292,806)	—	10,394,570	—	(a)
Pan American Silver Corp.	281,572,897	89,775,379	(130,490,582)	(2,121,063)	1,059,357	41,267,803	—	(a)
Perseus Mining Ltd.	52,403,324	16,432,697	(28,654,996)	7,128,842	—	(7,610,393)	—	(a)
Ramelius Resources Ltd.	31,267,811	12,192,297	(14,674,722)	4,688,357	—	9,636,231	—	(a)
Regis Resources Ltd.	81,384,318	27,675,718	(39,694,530)	(4,784,707)	1,426,356	14,011,091	—	(a)
Roxgold, Inc.	15,552,339	5,069,208	(8,081,163)	(1,311,713)	—	4,787,242	—	(a)
Royal Nickel Corp.	12,503,299	3,343,590	(16,223,163)	(2,290,301)	—	2,666,575	—
Sandstorm Gold Ltd.	69,904,229	24,105,639	(32,217,534)	5,222,720	—	8,255,972	—	(a)
Silver Lake Resources Ltd.	41,916,219	17,187,734	(26,863,251)	8,443,429	—	10,376,423	—	(a)
Silvercorp Metals, Inc.	58,986,781	44,204,869	(54,757,580)	2,683,229	107,319	(10,165,174)	—	(a)
SSR Mining, Inc.	134,317,641	41,935,324	(61,152,209)	10,543,444	—	(10,309,562)	—	(a)
St. Barbara Ltd.	71,165,348	22,630,624	(32,174,618)	(9,369,401)	1,028,256	13,525,271	—	(a)
Wesdome Gold Mines Ltd.	65,233,780	20,458,128	(33,533,254)	6,354,770	—	(9,207,118)	—	(a)
Yamana Gold, Inc.	212,879,242	78,813,377	(117,482,536)	17,535,279	1,262,300	36,220,536	—	(a)
	$1,819,767,333	$566,848,603	$(990,381,602)	$61,746,273	$4,948,960	$34,589,066	$—

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

12

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$53,154,525	$1,116,643,286	$—	$1,169,797,811
Canada	2,673,583,278	—	1,043,612	2,674,626,890
China / Hong Kong	—	42,100,789	3	42,100,792
Indonesia	—	47,704,062	—	47,704,062
Mexico	63,101,078	96,801,496	—	159,902,574
Monaco	62,842,364	—	—	62,842,364
Peru	97,563,413	31,222,757	—	128,786,170
Russia	—	31,777,484	—	31,777,484
South Africa	588,583,266	—	—	588,583,266
Turkey	—	28,098,872	—	28,098,872
United Kingdom	—	88,904,234	—	88,904,234
United States	195,940,020	—	—	195,940,020
Money Market Fund	173,512,301	—	—	173,512,301
Total	$3,908,280,245	$1,483,252,980	$1,043,615	$5,392,576,840

See Notes to Financial Statements

13

VANECK VECTORS LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Austria: 2.3%
57,894	Verbund - Oesterreichische Elektrizis AG † #	$2,599,338
Brazil: 1.2%
90,680	Cosan Ltd. (USD)	1,365,641
Canada: 3.2%
146,568	Northland Power, Inc. †	3,656,667
China / Hong Kong: 1.9%
2,840,000	China Longyuan Power Group Corp. Ltd. #	1,601,218
611,580	Xinjiang Goldwind Science & Technology Co. Ltd. #	526,236
		2,127,454
Denmark: 8.7%
95,728	Vestas Wind Systems A/S #	9,797,715
Spain: 3.0%
191,108	Siemens Gamesa Renewable Energy SA #	3,401,610
Sweden: 4.7%
241,072	Nibe Industrier AB * #	5,347,824
Thailand: 1.7%
1,458,800	Energy Absolute PCL (NVDR) #	1,866,797
United States: 73.4%
33,688	Acuity Brands, Inc.	3,225,289
32,571	Advanced Energy Industries, Inc. *	2,207,988
110,682	AMETEK, Inc.	9,891,650
24,756	Badger Meter, Inc.	1,557,648
66,947	Clearway Energy, Inc.	1,543,798
99,456	Covanta Holding Corp.	953,783
Number of Shares		Value

United States: (continued)
79,433	Cree, Inc. *	$4,701,639
114,530	Eaton Corp. Plc	10,019,084
35,952	EnerSys, Inc.	2,314,590
92,608	Enphase Energy, Inc. *	4,405,363
64,525	First Solar, Inc. * †	3,193,987
30,422	Itron, Inc. *	2,015,457
100,051	Microchip Technology, Inc.	10,536,371
43,391	Ormat Technologies, Inc.	2,754,895
251,311	Plug Power, Inc. * †	2,063,263
25,015	Power Integrations, Inc.	2,955,022
33,128	Renewable Energy Group, Inc. *	820,912
68,525	SunPower Corp. * †	524,901
89,333	Sunrun, Inc. *	1,761,647
10,022	Tesla, Inc. *	10,821,856
31,269	Universal Display Corp.	4,678,468
		82,947,611
Total Common Stocks (Cost: $77,303,072)		113,110,657
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.7% (Cost: $5,356,256)
Money Market Fund: 4.7%
5,356,256	State Street Navigator Securities Lending Government Money Market Portfolio	5,356,256
Total Investments: 104.8% (Cost: $82,659,328)		118,466,913
Liabilities in excess of other assets: (4.8)%		(5,479,123)
NET ASSETS: 100.0%		$112,987,790

Definitions:

NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,184,602.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,140,738 which represents 22.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	9.6%	$10,821,856
Energy	3.7	4,249,816
Industrials	43.7	49,447,416
Information Technology	30.6	34,568,856
Utilities	12.4	14,022,713
	100.0%	$113,110,657

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$2,599,338	$—	$2,599,338
Brazil	1,365,641	—	—	1,365,641
Canada	3,656,667	—	—	3,656,667
China / Hong Kong	—	2,127,454	—	2,127,454
Denmark	—	9,797,715	—	9,797,715
Spain	—	3,401,610	—	3,401,610
Sweden	—	5,347,824	—	5,347,824
Thailand	—	1,866,797	—	1,866,797
United States	82,947,611	—	—	82,947,611
Money Market Fund	5,356,256	—	—	5,356,256
Total	$93,326,175	$25,140,738	$—	$118,466,913

See Notes to Financial Statements

15

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Argentina: 0.1%
6,412	Adecoagro SA (USD) *	$27,828
1,243	YPF SA (ADR) †	7,147
		34,975
Australia: 5.6%
4,725	AGL Energy Ltd. † #	55,768
33,016	Alumina Ltd. † #	37,544
1,793	Ampol Ltd. #	36,450
13,443	Bega Cheese Ltd. † #	41,454
41,151	BHP Group Ltd. † #	1,022,197
7,303	BlueScope Steel Ltd. #	60,021
25,680	Costa Group Holdings Ltd. † #	51,738
9,546	Elders Ltd. #	62,248
17,907	Evolution Mining Ltd. #	70,970
23,676	Fortescue Metals Group Ltd. † #	229,637
15,766	GrainCorp. Ltd. * † #	44,915
5,911	Iluka Resources Ltd. #	35,231
8,874	Newcrest Mining Ltd. #	196,317
21,972	Nufarm Ltd. * † #	62,278
13,234	Oil Search Ltd. #	29,261
12,623	Origin Energy Ltd. #	51,247
12,715	Santos Ltd. #	47,147
11,655	Saracen Mineral Holdings Ltd. * #	44,287
67,756	South32 Ltd. † #	95,701
6,722	Woodside Petroleum Ltd. † #	101,352
		2,375,763
Austria: 0.3%
118	Mayr-Melnhof Karton AG #	18,213
1,034	OMV AG #	34,880
742	Verbund - Oesterreichische Elektrizis AG #	33,314
1,747	Voestalpine AG #	37,715
		124,122
Brazil: 1.9%
3,726	Cia de Saneamento Basico do Estado de Sao Paulo (ADR) †	39,160
8,924	Cia Siderurgica Nacional SA (ADR) †	17,491
1,150	Cosan S.A. Industria e Comercio	14,854
14,741	Gerdau SA (ADR) †	43,633
14,850	Klabin SA	54,983
13,361	Petroleo Brasileiro S.A. (ADR)	110,495
5,950	SLC Agricola SA	25,574
7,300	Suzano SA	48,912
44,329	Vale SA (ADR)	457,032
		812,134
Canada: 11.0%
2,652	Agnico-Eagle Mines Ltd. (USD)	169,887
4,326	Alamos Gold, Inc.	40,211
5,715	Algonquin Power & Utilities Corp. †	73,640
11,344	B2Gold Corp.	64,299
19,664	Barrick Gold Corp. (USD)	529,748
810	Boralex, Inc.	18,377
8,505	Canadian Natural Resources Ltd. (USD)	148,242
7,325	Cenovus Energy, Inc. *	34,151
2,370	Centerra Gold, Inc.	26,362
14,543	Enbridge, Inc. (USD)	442,398
1,915	Equinox Gold Corp. *	21,343
2,041	First Majestic Silver Corp. * †	20,230
Number of Shares		Value

Canada: (continued)
7,229	First Quantum Minerals Ltd.	$57,429
2,101	Franco-Nevada Corp.	292,551
5,176	IAMGOLD Corp. * †	20,484
1,561	Imperial Oil Ltd. (USD) †	25,054
1,404	Innergex Renewable Energy, Inc.	19,689
13,862	Kinross Gold Corp. (USD) *	100,084
2,951	Kirkland Lake Gold Ltd.	121,117
796	Lundin Gold, Inc. *	7,446
8,924	Lundin Mining Corp.	47,700
831	Methanex Corp. †	14,948
2,638	NovaGold Resources, Inc. (USD) *	24,217
39,467	Nutrien Ltd. (USD)	1,266,891
1,585	Osisko Gold Royalties Ltd. †	15,780
2,322	Pan American Silver Corp. (USD)	70,566
3,931	Pembina Pipeline Corp. †	97,958
2,050	Pretium Resources, Inc. * †	17,098
1,360	SSR Mining, Inc. (USD) * †	29,009
10,964	Suncor Energy, Inc. (USD)	184,853
6,739	TC Energy Corp. (USD)	288,834
6,798	Teck Resources Ltd. (USD)	70,835
1,157	TransAlta Renewables, Inc. †	12,394
691	West Fraser Timber Co. Ltd. †	24,210
4,958	Wheaton Precious Metals Corp. (USD)	218,400
10,511	Yamana Gold, Inc. (USD) †	57,390
		4,673,825
Chile: 0.7%
29,780	Aguas Andinas SA	10,096
4,824	Antofagasta Plc (GBP) * #	55,677
15,401	Empresas CMPC SA	30,629
7,878	Sociedad Quimica y Minera de Chile SA (ADR)	205,379
		301,781
China / Hong Kong: 1.4%
51,200	Aluminum Corp. of China Ltd. * #	9,657
19,340	Angang Steel Co. Ltd. † #	4,757
112,875	China BlueChemical Ltd. #	16,867
14,600	China Coal Energy Co. Ltd. #	3,334
17,900	China Gas Holdings Ltd. #	55,452
22,700	China Hongqiao Group Ltd. #	10,108
36,229	China Longyuan Power Group Corp. Ltd. #	20,426
50,500	China Molybdenum Co. Ltd. #	16,673
12,100	China Oilfield Services Ltd. (Class H) #	11,027
184,027	China Petroleum & Chemical Corp. #	76,971
24,291	China Shenhua Energy Co. Ltd. #	37,699
115,279	CNOOC Ltd. #	129,382
34,700	Fosun International Ltd. #	44,473
19,800	Huadian Fuxin Energy Corp. Ltd. #	6,380
15,400	Jiangxi Copper Co. Ltd. (Class H) #	15,691
29,500	Kunlun Energy Co. Ltd. #	19,320
17,200	Lee & Man Paper Manufacturing Ltd. #	9,349
11,700	Maanshan Iron and Steel Co. Ltd. (Class H) † #	3,151
22,657	Nine Dragons Paper Holdings Ltd. #	20,715
152,140	PetroChina Co. Ltd. (Class-H) #	50,875
12,000	Yanzhou Coal Mining Co. Ltd. #	9,038
11,800	Zhaojin Mining Industry Co. Ltd. #	14,015
62,661	Zijin Mining Group Ltd. #	29,603
		614,963

See Notes to Financial Statements

16

Number of Shares		Value

Denmark: 1.0%
3,300	Bakkafrost P/F (NOK) #	$208,180
2,147	Vestas Wind Systems A/S #	219,744
		427,924
Finland: 0.5%
3,368	Neste Oil Oyj #	132,241
7,779	Stora Enso Oyj (R Shares) #	93,080
		225,321
France: 2.1%
343	Neoen SA Reg S 144A * #	13,939
4,622	Suez #	54,308
17,750	Total SA #	684,199
5,763	Veolia Environnement SA #	130,095
		882,541
Germany: 0.9%
23,904	E.ON SE #	269,737
971	Encavis AG #	14,143
4,501	Suedzucker AG #	71,015
5,309	ThyssenKrupp AG * #	37,864
		392,759
Greece: 0.0%
497	Terna Energy SA #	5,365
Hungary: 0.1%
3,472	MOL Hungarian Oil & Gas Plc * #	20,501
India: 1.2%
11,142	Reliance Industries Ltd. 144A (GDR) #	515,003
Indonesia: 0.0%
35,200	Indah Kiat Pulp and Paper Corp. Tbk PT #	14,850
Ireland: 0.3%
3,266	Smurfit Kappa Group Plc (GBP) #	107,951
Israel: 0.4%
1,709	Energix-Renewable Energies Ltd. * #	6,448
43,967	Israel Chemicals Ltd. #	131,078
235	Israel Corp. Ltd. * #	19,348
		156,874
Italy: 0.4%
18,268	ENI S.p.A. #	175,063
Japan: 6.0%
1,600	Daio Paper Corp. † #	21,395
2,817	Hitachi Metals Ltd. † #	33,792
1,700	Hokuto Corp. #	32,022
1,800	Idemitsu Kosan Co. Ltd. #	38,448
7,800	Inpex Corp. † #	48,746
8,064	JFE Holdings, Inc. † #	58,347
23,200	JXTG Holdings, Inc. #	82,767
79,900	Kubota Corp. † #	1,196,200
6,800	Kumiai Chemical Industry Co. Ltd. #	63,619
1,165	Kurita Water Industries Ltd. #	32,435
3,036	Maruha Nichiro Corp. #	62,231
1,800	Mitsubishi Materials Corp. #	38,040
1,400	Nippon Paper Industries Co. Ltd. #	19,652
13,300	Nippon Steel Corp. #	125,783
19,614	Nippon Suisan Kaisha Ltd. #	85,445
17,450	Nisshin Seifun Group, Inc. #	260,774
13,076	Oji Holdings Corp. #	61,055
Number of Shares		Value

Japan: (continued)
3,370	Rengo Co. Ltd. #	$27,495
2,500	Sakata Seed Corp. #	79,916
2,383	Sumitomo Forestry Co. Ltd. #	30,006
3,800	Sumitomo Metal Mining Ltd. #	107,134
600	Taki Chemical Co. Ltd. #	42,980
		2,548,282
Luxembourg: 0.4%
9,966	Arcelormittal * #	105,526
1,696	Tenaris SA (ADR)	21,929
2,745	Ternium SA (ADR)	41,642
		169,097
Malaysia: 1.1%
105,539	Felda Global Ventures Holdings Bhd #	24,674
17,351	Genting Plantation Bhd #	40,058
129,894	IOI Corp. Bhd #	131,976
21,278	Kuala Lumpur Kepong Bhd #	110,193
1,200	Petronas Dagangan Bhd #	5,783
36,300	PPB Group Bhd #	151,079
22,000	Press Metal Aluminium Holdings Bhd #	23,408
		487,171
Mexico: 0.7%
2,037	Fresnillo Plc (GBP) #	21,225
15,415	Gruma, SAB de CV	165,478
44,664	Grupo Mexico, SAB de CV	103,276
1,362	Industrias Penoles, SAB de CV	13,831
		303,810
Monaco: 0.0%
839	Endeavour Mining Corp. (CAD) *	20,236
Netherlands: 1.1%
4,935	OCI NV * † #	51,823
26,897	Royal Dutch Shell Plc (GBP) #	406,615
		458,438
Norway: 2.8%
7,912	Equinor ASA #	113,721
30,993	Mowi ASA #	589,446
19,092	Norsk Hydro ASA * #	53,144
1,291	Norway Royal Salmon ASA † #	33,759
12,010	Yara International ASA #	417,752
		1,207,822
Peru: 0.2%
2,462	Cia de Minas Buenaventura SAA (ADR)	22,503
1,189	Southern Copper Corp. (USD)	47,287
		69,790
Poland: 0.2%
1,901	KGHM Polska Miedz SA * #	44,178
2,089	Polski Koncern Naftowy Orlen SA #	33,203
11,619	Polskie Gornictwo Naftowe I Gazownictwo SA #	13,399
		90,780
Portugal: 0.1%
3,101	Galp Energia, SGPS, SA #	35,960
3,045	Navigator Co. SA † #	7,408
		43,368

See Notes to Financial Statements

17

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Russia: 3.5%
7,333	Evraz Plc (GBP) #	$25,908
43,351	Gazprom PJSC (ADR) † #	234,092
4,210	Lukoil PJSC (ADR) #	312,947
8,407	MMC Norilsk Nickel PJSC (ADR) #	219,747
1,352	Novatek PJSC Reg S (GDR) #	191,636
1,592	Novolipetsk Steel PJSC Reg S (GDR) #	31,687
9,368	PhosAgro PJSC Reg S (GDR) #	115,694
3,063	Polymetal International Plc (GBP) #	61,150
4,566	Rosneft Oil Co. PJSC Reg S (GDR) #	22,947
2,652	Severstal PAO Reg S (GDR) #	32,093
25,655	Surgutneftegas PJSC (ADR) † #	138,265
1,787	Tatneft PJSC (ADR) #	83,222
		1,469,388
Singapore: 1.6%
368,419	Golden Agri-Resources Ltd. #	39,386
39,200	Japfa Ltd. #	19,368
209,264	Wilmar International Ltd. #	618,311
		677,065
South Africa: 1.1%
686	Anglo American Platinum Ltd. #	49,861
4,592	AngloGold Ashanti Ltd. (ADR)	135,418
9,164	Gold Fields Ltd. (ADR)	86,142
5,127	Harmony Gold Mining Co. Ltd. (ADR)	21,380
8,836	Impala Platinum Holdings Ltd. #	59,430
766	Kumba Iron Ore Ltd. #	20,457
5,074	Northam Platinum Ltd. * #	34,178
23,676	Sibanye Stillwater Ltd. *	51,340
		458,206
South Korea: 0.9%
1,194	Hyundai Steel Co. #	20,649
177	Korea Zinc Co. Ltd. #	49,595
987	POSCO #	143,763
405	SK Energy Co. Ltd. #	44,773
273	SK Holdings Co. Ltd. #	66,394
291	S-Oil Corp. #	15,514
338	Woongjin Coway Co. Ltd. #	20,434
		361,122
Spain: 0.4%
2,118	Acerinox SA #	17,214
1,617	EDP Renovaveis SA	22,338
10,563	Repsol YPF SA #	93,305
2,451	Siemens Gamesa Renewable Energy SA † #	43,626
		176,483
Sweden: 0.7%
2,248	Billerudkorsnas AB #	32,271
3,934	Boliden AB #	90,247
1,263	Holmen AB * #	40,572
1,475	Lundin Energy AB † #	36,004
9,081	SSAB AB (B Shares) * #	24,242
7,695	Svenska Cellulosa AB * #	92,057
		315,393
Switzerland: 0.4%
78,461	Glencore Plc (GBP) #	166,666
Number of Shares		Value

Taiwan: 0.6%
176,472	China Steel Corp. #	$124,277
11,920	Formosa Petrochemical Corp. #	36,078
51,200	Taiwan Fertilizer Co. Ltd. #	86,716
		247,071
Thailand: 0.3%
18,700	Energy Absolute PCL (NVDR) #	23,930
10,000	PTT Exploration & Production PCL (NVDR) #	30,062
75,900	PTT PCL (NVDR) #	93,691
		147,683
Turkey: 0.1%
19,084	Eregli Demir ve Celik Fabrikalari TAS #	23,903
United Kingdom: 6.3%
16,008	Anglo American Plc #	367,993
643	Atlantica Sustainable Infrastructure Plc (USD)	18,711
136,763	BP Plc * #	522,465
12,784	Centamin Plc #	29,099
68,450	CNH Industrial NV (USD) *	481,203
18,789	DS Smith Plc * #	76,058
2,209	ITM Power Plc * #	7,188
4,029	KAZ Minerals Plc † #	24,752
6,647	Mondi Plc #	123,981
4,591	Pennon Group Plc #	63,395
13,918	Rio Tinto Plc * #	781,045
2,599	Severn Trent Plc #	79,315
3,018	TechnipFMC Plc (USD)	20,643
7,435	United Utilities Group Plc #	83,309
		2,679,157
United States: 43.8%
4,318	AGCO Corp.	239,476
402	American States Water Co.	31,609
2,700	Apache Corp.	36,450
38,350	Archer-Daniels-Midland Co.	1,530,165
4,667	Baker Hughes Co.	71,825
9,753	Bunge Ltd.	401,141
2,862	Cabot Oil & Gas Corp.	49,169
531	California Water Service Group	25,329
2,086	Cal-Maine Foods, Inc.	92,785
14,979	CF Industries Holdings, Inc.	421,509
1,829	Cheniere Energy, Inc. *	88,377
13,579	Chevron Corp.	1,211,654
859	Clearway Energy, Inc.	19,809
1,413	Concho Resources, Inc.	72,769
7,880	ConocoPhillips	331,118
613	Continental Resources, Inc. * †	10,746
1,174	Cree, Inc. *	69,489
11,278	Darling International, Inc. *	277,664
21,553	Deere & Co.	3,387,054
2,748	Devon Energy Corp.	31,162
1,133	Diamondback Energy, Inc.	47,382
784	Domtar Corp. *	16,550
4,180	EOG Resources, Inc.	211,759
2,353	Essential Utilities, Inc.	99,391
30,384	Exxon Mobil Corp.	1,358,772
828	First Solar, Inc. *	40,986
8,929	FMC Corp.	889,507

See Notes to Financial Statements

18

Number of Shares		Value

United States: (continued)
20,285	Freeport-McMoRan Copper and Gold, Inc. *	$234,697
2,087	Fresh Del Monte Produce, Inc. †	51,382
3,973	Graphic Packaging Holding Co.	55,582
6,304	Halliburton Co.	81,826
1,860	Hess Corp.	96,367
1,070	HollyFrontier Corp.	31,244
5,792	Howmet Aerospace, Inc. *	91,803
4,599	Ingredion, Inc.	381,717
5,368	International Paper Co.	189,007
390	Itron, Inc. *	25,838
13,988	Kinder Morgan, Inc.	212,198
745	Lindsay Corp.	68,696
1,536	Louisiana-Pacific Corp.	39,398
5,744	Marathon Oil Corp. *	35,153
4,663	Marathon Petroleum Corp.	174,303
2,771	National Oilwell Varco, Inc. *	33,945
8,876	Newmont Mining Corp.	548,004
3,435	Noble Energy, Inc.	30,778
4,210	Nucor Corp.	174,336
6,415	Occidental Petroleum Corp.	117,394
2,966	ONEOK, Inc.	98,531
556	Ormat Technologies, Inc.	35,300
1,296	Packaging Corp. of America	129,341
3,191	Phillips 66	229,433
3,611	Pilgrim’s Pride Corp. *	60,990
1,190	Pioneer Natural Resources Co.	116,263
932	Reliance Steel & Aluminum Co.	88,475
917	Royal Gold, Inc.	114,001
9,942	Schlumberger Ltd.	182,833
18	Seaboard Corp.	52,809
282	SJW Group	17,515
7,531	Southern Co.	390,482
2,741	Steel Dynamics, Inc.	71,513
Number of Shares		Value

United States: (continued)
879	SunPower Corp. * †	$6,733
1,672	Targa Resources Corp.	33,557
2,246	The Andersons, Inc.	30,905
23,761	The Mosaic Co.	297,250
8,156	Tractor Supply Co.	1,074,879
20,335	Tyson Foods, Inc.	1,214,203
2,949	Valero Energy Corp.	173,460
3,531	Westrock Co.	99,786
10,201	Weyerhaeuser Co. *	229,114
8,704	Williams Cos, Inc.	165,550
		18,650,238
Total Common Stocks (Cost: $51,503,756)		42,632,884
RIGHTS: 0.0% (Cost: $6,379)
Spain: 0.0%
11,500	Repsol SA (EUR 0.49, expiring 7/13/20) *	5,597
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $51,510,135)		42,638,481
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.7% (Cost: $1,157,975)
Money Market Fund: 2.7%
1,157,975	State Street Navigator Securities Lending Government Money Market Portfolio	1,157,975
Total Investments: 102.9% (Cost: $52,668,110)		43,796,456
Liabilities in excess of other assets: (2.9)%		(1,246,480)
NET ASSETS: 100.0%		$42,549,976

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,970,574.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,942,251 which represents 39.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $528,942, or 1.2% of net assets.

See Notes to Financial Statements

19

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.6%	$1,125,319
Consumer Staples	16.6	7,070,829
Energy	27.0	11,522,674
Industrials	13.8	5,871,104
Information Technology	0.3	143,046
Materials	35.0	14,907,911
Real Estate	0.5	229,114
Utilities	4.2	1,768,484
	100.0%	$42,638,481

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$34,975	$—	$—	$34,975
Australia	—	2,375,763	—	2,375,763
Austria	—	124,122	—	124,122
Brazil	812,134	—	—	812,134
Canada	4,673,825	—	—	4,673,825
Chile	246,104	55,677	—	301,781
China / Hong Kong	—	614,963	—	614,963
Denmark	—	427,924	—	427,924
Finland	—	225,321	—	225,321
France	—	882,541	—	882,541
Germany	—	392,759	—	392,759
Greece	—	5,365	—	5,365
Hungary	—	20,501	—	20,501
India	—	515,003	—	515,003
Indonesia	—	14,850	—	14,850
Ireland	—	107,951	—	107,951
Israel	—	156,874	—	156,874
Italy	—	175,063	—	175,063
Japan	—	2,548,282	—	2,548,282
Luxembourg	63,571	105,526	—	169,097
Malaysia	—	487,171	—	487,171
Mexico	282,585	21,225	—	303,810
Monaco	20,236	—	—	20,236
Netherlands	—	458,438	—	458,438
Norway	—	1,207,822	—	1,207,822
Peru	69,790	—	—	69,790
Poland	—	90,780	—	90,780
Portugal	—	43,368	—	43,368
Russia	—	1,469,388	—	1,469,388
Singapore	—	677,065	—	677,065
South Africa	294,280	163,926	—	458,206
South Korea	—	361,122	—	361,122
Spain	22,338	154,145	—	176,483
Sweden	—	315,393	—	315,393
Switzerland	—	166,666	—	166,666
Taiwan	—	247,071	—	247,071
Thailand	—	147,683	—	147,683
Turkey	—	23,903	—	23,903
United Kingdom	520,557	2,158,600	—	2,679,157
United States	18,650,238	—	—	18,650,238
Rights	5,597	—	—	5,597
Money Market Fund	1,157,975	—	—	1,157,975
Total	$26,854,205	$16,942,251	$—	$43,796,456

See Notes to Financial Statements

20

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.9%
Australia: 4.9%
55,802	Ampol Ltd. #	$1,134,404
Austria: 4.4%
29,752	OMV AG #	1,003,636
Finland: 6.2%
36,279	Neste Oil Oyj #	1,424,453
Greece: 1.3%
20,988	Motor Oil Hellas Corinth Refineries SA #	289,832
Hungary: 4.1%
158,117	MOL Hungarian Oil & Gas Plc * #	933,647
India: 9.2%
45,996	Reliance Industries Ltd. 144A (GDR) #	2,126,016
Japan: 11.2%
20,500	Cosmo Energy Holdings Co. Ltd. #	301,451
49,168	Idemitsu Kosan Co. Ltd. #	1,050,221
345,600	JXTG Holdings, Inc. #	1,232,941
		2,584,613
Poland: 6.3%
30,485	Grupa Lotos SA #	464,763
62,599	Polski Koncern Naftowy Orlen SA #	994,957
		1,459,720
Portugal: 4.4%
87,113	Galp Energia, SGPS, SA #	1,010,195
South Korea: 10.3%
2,661	Hyundai Heavy Industries Holdings Co. Ltd. #	549,180
10,644	SK Energy Co. Ltd. #	1,176,707
11,850	S-Oil Corp. #	631,740
		2,357,627
Number
of Shares		Value

Taiwan: 5.0%
381,000	Formosa Petrochemical Corp. #	$1,153,168
Thailand: 3.8%
3,728,000	IRPC PCL (NVDR) #	319,172
379,300	Thai Oil PCL (NVDR) #	550,473
		869,645
Turkey: 2.2%
38,657	Tupras-Turkiye Petrol Rafinerileri AS * #	505,593
United States: 26.6%
13,670	Delek US Holdings, Inc. †	237,995
32,511	HollyFrontier Corp.	949,321
41,005	Marathon Petroleum Corp.	1,532,767
21,890	PBF Energy, Inc. *	224,153
23,453	Phillips 66	1,686,271
25,063	Valero Energy Corp.	1,474,206
		6,104,713
Total Common Stocks (Cost: $27,962,775)		22,957,262
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $60)
Money Market Fund: 0.0%
60	State Street Navigator Securities Lending Government Money Market Portfolio	60
Total Investments: 99.9% (Cost: $27,962,835)		22,957,322
Other assets less liabilities: 0.1%		13,812
NET ASSETS: 100.0%		$22,971,134

Definitions:
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $115,010.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,852,549 which represents 73.4% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,126,016, or 9.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	97.6%	$22,408,082
Industrials	2.4	549,180
	100.0%	$22,957,262

See Notes to Financial Statements

21

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,134,404	$—	$1,134,404
Austria	—	1,003,636	—	1,003,636
Finland	—	1,424,453	—	1,424,453
Greece	—	289,832	—	289,832
Hungary	—	933,647	—	933,647
India	—	2,126,016	—	2,126,016
Japan	—	2,584,613	—	2,584,613
Poland	—	1,459,720	—	1,459,720
Portugal	—	1,010,195	—	1,010,195
South Korea	—	2,357,627	—	2,357,627
Taiwan	—	1,153,168	—	1,153,168
Thailand	—	869,645	—	869,645
Turkey	—	505,593	—	505,593
United States	6,104,713	—	—	6,104,713
Money Market Fund	60	—	—	60
Total	$6,104,773	$16,852,549	$—	$22,957,322

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

22

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Luxembourg: 5.2%
1,892,281	Tenaris SA (ADR)	$24,467,193
Netherlands: 3.9%
909,326	Core Laboratories NV (USD)	18,477,504
Switzerland: 0.4%
5,133,031	Noble Corp. Plc (USD) * †	1,648,216
United Kingdom: 5.1%
3,291,113	TechnipFMC Plc (USD)	22,511,213
2,477,856	Valaris Plc (USD) †	1,615,314
		24,126,527
United States: 85.4%
1,751,092	Baker Hughes Co.	26,949,306
1,164,468	Cactus, Inc.	24,022,975
2,169,104	ChampionX Corp. *	21,170,455
289,893	DMC Global, Inc.	8,001,047
604,644	Dril-Quip, Inc. *	18,012,345
3,762,107	Halliburton Co.	48,832,149
3,549,525	Helix Energy Solutions Group, Inc. *	12,316,852
1,028,854	Helmerich & Payne, Inc.	20,072,942
238,812	Nabors Industries Ltd. * †	8,840,820
1,917,956	National Oilwell Varco, Inc.	23,494,961
3,515,456	NexTier Oilfield Solutions, Inc. *	8,612,867
2,189,691	Oceaneering International, Inc. *	13,992,126
Number of Shares		Value

United States: (continued)
1,075,412	Oil States International, Inc. *	$5,108,207
4,263,556	Patterson-UTI Energy, Inc.	14,794,539
2,502,102	ProPetro Holding Corp. *	12,860,804
2,935,302	RPC, Inc. †	9,040,730
5,395,164	Schlumberger Ltd.	99,217,066
10,690,588	Transocean Ltd. * †	19,563,776
1,509,663	US Silica Holdings, Inc. †	5,449,884
		400,353,851
Total Common Stocks (Cost: $985,894,578)		469,073,291
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8% (Cost: $13,170,667)
Money Market Fund: 2.8%
13,170,667	State Street Navigator Securities Lending Government Money Market Portfolio	13,170,667
Total Investments: 102.8% (Cost: $999,065,245)		482,243,958
Liabilities in excess of other assets: (2.8)%		(13,273,915)
NET ASSETS: 100.0%		$468,970,043

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $35,300,480.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	14.2%	$66,535,607
Oil & Gas Equipment & Services	85.8	402,537,684
	100.0%	$469,073,291

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$469,073,291	$—	$—	$469,073,291
Money Market Fund	13,170,667	—	—	13,170,667
Total	$482,243,958	$—	$—	$482,243,958

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

23

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.9%
Australia: 21.3%
5,488,979	Galaxy Resources Ltd. * † #	$2,979,366
1,047,550	Iluka Resources Ltd. #	6,243,584
21,679,632	Jupiter Mines Ltd. #	4,201,401
2,452,975	Orocobre Ltd. * † #	3,971,917
18,533,585	Pilbara Minerals Ltd. * † #	3,265,086
		20,661,354
Canada: 2.7%
4,212,036	Largo Resources Ltd. * †	2,597,732
China / Hong Kong: 48.4%
16,165,880	China Molybdenum Co. Ltd. #	8,463,883
5,326,724	China Northern Rare Earth Group High-Tech Co. Ltd. * #	7,063,314
1,169,800	Ganfeng Lithium Co. Ltd. Reg S 144A † #	5,445,866
5,473,170	Jinduicheng Molybdenum Co. Ltd. #	4,815,901
5,425,061	Shenghe Resources Holding Co. Ltd. * #	5,433,834
3,670,000	Xiamen Tungsten Co. Ltd. #	6,192,390
1,709,601	Zhejiang Huayou Cobalt Co. Ltd. * #	9,493,100
		46,908,288
France: 4.2%
112,751	Eramet SA * † #	4,065,198
Japan: 6.2%
298,292	OSAKA Titanium Technologies Co. † #	2,598,186
555,447	Toho Titanium Co. Ltd. #	3,368,416
		5,966,602
Number
of Shares		Value

Malaysia: 4.9%
3,547,098	Lynas Corp. Ltd. (AUD) * † #	$4,802,269
Netherlands: 4.3%
232,982	AMG Advanced Metallurgical † #	4,152,208
United Kingdom: 4.4%
585,210	Tronox Holdings Plc (USD)	4,225,216
United States: 3.5%
553,277	Livent Corp. *	3,408,186
Total Common Stocks (Cost: $129,119,595)		96,787,053
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.6% (Cost: $5,373,511)
Money Market Fund: 5.6%
5,373,511	State Street Navigator Securities Lending Government Money Market Portfolio	5,373,511
Total Investments: 105.5% (Cost: $134,493,106)		102,160,564
Liabilities in excess of other assets: (5.5)%		(5,305,904)
NET ASSETS: 100.0%		$96,854,660

Definitions:
AUD	Australian Dollar
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,726,610.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $86,555,919 which represents 89.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $5,445,866, or 5.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	27.4%	$26,523,519
Materials	72.6	70,263,534
	100.0%	$96,787,053

See Notes to Financial Statements

24

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$20,661,354	$—	$20,661,354
Canada	2,597,732	—	—	2,597,732
China / Hong Kong	—	46,908,288	—	46,908,288
France	—	4,065,198	—	4,065,198
Japan	—	5,966,602	—	5,966,602
Malaysia	—	4,802,269	—	4,802,269
Netherlands	—	4,152,208	—	4,152,208
United Kingdom	4,225,216	—	—	4,225,216
United States	3,408,186	—	—	3,408,186
Money Market Fund	5,373,511	—	—	5,373,511
Total	$15,604,645	$86,555,919	$—	$102,160,564

See Notes to Financial Statements

25

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Brazil: 20.4%
888,931	Cia Siderurgica Nacional SA (ADR) †	$1,742,305
658,239	Gerdau SA (ADR) †	1,948,388
432,959	Vale SA (ADR)	4,463,807
		8,154,500
India: 5.5%
390,699	Vedanta Ltd. (ADR)	2,191,821
Luxembourg: 17.5%
187,716	ArcelorMittal SA (USD) †	2,014,193
146,174	Tenaris SA (ADR)	1,890,030
204,588	Ternium SA (ADR)	3,103,600
		7,007,823
South Korea: 4.6%
48,953	POSCO (ADR) †	1,813,219
United Kingdom: 11.3%
80,337	Rio Tinto Plc (ADR)	4,513,333
United States: 40.8%
79,746	Allegheny Technologies, Inc. *	812,612
30,024	Carpenter Technology Corp.	728,983
289,545	Cleveland-Cliffs, Inc. * †	1,598,288
96,662	Commercial Metals Co.	1,971,905
20,993	Gibraltar Industries, Inc. *	1,007,874
47,403	Nucor Corp.	1,962,958
6,955	Olympic Steel, Inc.	81,721
Number of Shares		Value

United States: (continued)
19,601	Reliance Steel & Aluminum Co.	$1,860,723
23,897	Ryerson Holding Corp. *	134,540
16,864	Schnitzer Steel Industries, Inc.	297,481
67,626	Steel Dynamics, Inc.	1,764,362
53,295	SunCoke Energy, Inc.	157,753
28,335	TimkenSteel Corp. *	110,223
181,692	United States Steel Corp.	1,311,816
33,707	Warrior Met Coal, Inc.	518,751
53,391	Worthington Industries, Inc.	1,991,484
		16,311,474
Total Common Stocks (Cost: $60,138,433)		39,992,170
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.3% (Cost: $3,728,385)
Money Market Fund: 9.3%
3,728,385	State Street Navigator Securities Lending Government Money Market Portfolio	3,728,385
Total Investments: 109.4% (Cost: $63,866,818)		43,720,555
Liabilities in excess of other assets: (9.4)%		(3,753,688)
NET ASSETS: 100.0%		$39,966,867

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,671,097.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	4.7%	$1,890,030
Industrials	2.5	1,007,874
Materials	92.8	37,094,266
	100.0%	$39,992,170

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$39,992,170	$—	$—	$39,992,170
Money Market Fund	3,728,385	—	—	3,728,385
Total	$43,720,555	$—	$—	$43,720,555

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

26

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Canada: 13.0%
36,195	ARC Resources Ltd. †	$121,181
88,207	Cenovus Energy, Inc. (USD) †	411,927
58,614	Crescent Point Energy Corp. (USD)	95,541
25,454	Enerplus Corp. (USD)	72,035
36,687	Husky Energy, Inc. †	120,135
12,454	PrairieSky Royalty Ltd. †	78,455
25,943	Seven Generations Energy Ltd. *	57,715
25,367	Tourmaline Oil Corp.	221,077
37,727	Whitecap Resources, Inc. †	61,770
		1,239,836
United States: 87.1%
16,980	Antero Resources Corp. *	43,129
23,419	Apache Corp.	316,156
29,242	Cabot Oil & Gas Corp.	502,378
8,075	Cimarex Energy Co.	221,982
9,104	CNX Resources Corp. *	78,750
8,772	Concho Resources, Inc.	451,758
18,752	ConocoPhillips	787,959
10,218	Continental Resources, Inc.	179,121
31,662	Devon Energy Corp.	359,047
8,640	Diamondback Energy, Inc.	361,325
15,475	EOG Resources, Inc.	783,963
17,101	EQT Corp.	203,502
12,053	Hess Corp.	624,466
54,809	Marathon Oil Corp.	335,431
9,501	Matador Resources Co. *	80,758
Number of Shares		Value

United States: (continued)
7,661	Murphy Oil Corp. †	$105,722
6,196	National Fuel Gas Co.	259,798
32,100	Noble Energy, Inc.	287,616
33,693	Occidental Petroleum Corp.	616,582
21,496	Ovintiv, Inc. †	205,287
32,619	Parsley Energy, Inc.	348,371
9,568	PDC Energy, Inc. *	119,026
7,333	Pioneer Natural Resources Co.	716,434
14,313	Range Resources Corp.	80,582
37,434	WPX Energy, Inc. *	238,829
		8,307,972
Total Common Stocks (Cost: $25,213,877)		9,547,808
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $85,120)
Money Market Fund: 0.9%
85,120	State Street Navigator Securities Lending Government Money Market Portfolio	85,120
Total Investments: 101.0% (Cost: $25,298,997)		9,632,928
Liabilities in excess of other assets: (1.0)%		(92,676)
NET ASSETS: 100.0%		$9,540,252

Definitions:
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $883,318.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	2.7%	$259,798
Integrated Oil & Gas	12.0	1,148,644
Oil & Gas Exploration & Production	85.3	8,139,366
	100.0%	$9,547,808

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$9,547,808	$—	$—	$9,547,808
Money Market Fund	85,120	—	—	85,120
Total	$9,632,928	$—	$—	$9,632,928

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

27

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Canada: 5.8%
82,269	Cameco Corp. (USD)	$843,257
82,581	NexGen Energy Ltd. * †	107,319
23,196	Uranium Participation Corp. *	78,001
		1,028,577
China / Hong Kong: 2.4%
2,020,000	CGN Power Co. Ltd. Reg S 144A #	418,814
Czech Republic: 4.7%
38,944	CEZ AS † #	833,948
Finland: 5.8%
53,553	Fortum Oyj #	1,021,372
France: 4.7%
89,793	Electricite de France SA #	834,552
Japan: 15.5%
44,200	Hokuriku Electric Power Co. #	281,454
90,900	Kansai Electric Power Co., Inc. #	881,554
98,400	Kyushu Electric Power Co., Inc. #	825,392
247,200	Tokyo Electric Power Co., Inc. * #	761,068
		2,749,468
Korea: 0.5%
3,692	KEPCO Plant Service & Engineering Co. Ltd. #	89,673
South Korea: 4.3%
94,163	Korea Electric Power Corp. (ADR) * †	751,421
Spain: 4.8%
34,330	Endesa SA † #	851,333
Number of Shares		Value

United States: 51.6%
9,881	BWX Technologies, Inc.	$559,660
17,567	Dominion Energy, Inc.	1,426,089
16,946	Duke Energy Corp.	1,353,816
6,299	El Paso Electric Co.	422,033
28,358	Energy Fuels, Inc. * †	42,821
11,217	Entergy Corp.	1,052,267
33,433	Exelon Corp.	1,213,283
71,404	PG&E Corp. * †	633,353
11,004	Pinnacle West Capital Corp.	806,483
11,916	PNM Resources, Inc.	458,051
23,789	Public Service Enterprise Group, Inc.	1,169,467
		9,137,323
Total Common Stocks (Cost: $19,738,545)		17,716,481
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $133,102)
Money Market Fund: 0.8%
133,102	State Street Navigator Securities Lending Government Money Market Portfolio	133,102
Total Investments: 100.9% (Cost: $19,871,647)		17,849,583
Liabilities in excess of other assets: (0.9)%		(152,830)
NET ASSETS: 100.0%		$17,696,753

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,478,218.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,799,160 which represents 38.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $418,814, or 2.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.6%	$993,397
Financials	0.4	78,001
Industrials	3.7	649,333
Utilities	90.3	15,995,750
	100.0%	$17,716,481

See Notes to Financial Statements

28

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$1,028,577	$—	$—	$1,028,577
China / Hong Kong	—	418,814	—	418,814
Czech Republic	—	833,948	—	833,948
Finland	—	1,021,372	—	1,021,372
France	—	834,552	—	834,552
Japan	—	2,749,468	—	2,749,468
Korea	—	89,673	—	89,673
South Korea	751,421	—	—	751,421
Spain	—	851,333	—	851,333
United States	9,137,323	—	—	9,137,323
Money Market Fund	133,102	—	—	133,102
Total	$11,050,423	$6,799,160	$—	$17,849,583

See Notes to Financial Statements

29

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

	Agribusiness ETF	Coal ETF	Gold Miners ETF	Junior Gold Miners ETF	Low Carbon Energy ETF

Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$539,318,928	$26,519,418	$8,021,515,514	$5,219,064,539	$113,110,657
Affiliated issuers (3)	—	—	7,946,456,296	—	—
Short-term investments held as collateral for securities loaned (4)	1,335,623	1,371,054	127,392,358	173,512,301	5,356,256
Cash	16,231	3	6,555,428	14,594,716	—
Cash denominated in foreign currency, at value (5)	390,333	21	292,360	197,114	—
Receivables:
Investment securities sold	—	—	290,551	182,457	—
Shares of beneficial interest sold	—	—	67,867,451	—	—
Due from Adviser	—	—	—	—	—
Dividends and interest	988,638	633,835	9,980,729	3,692,626	191,226
Prepaid expenses	1,505	107	19,712	8,229	164
Total assets	542,051,258	28,524,438	16,180,370,399	5,411,251,982	118,658,303

Liabilities:
Payables:
Investment securities purchased	—	—	68,138,827	182,460	—
Collateral for securities loaned	1,335,623	1,371,054	127,392,358	173,512,301	5,356,256
Line of credit	592,941	489,180	—	—	—
Shares of beneficial interest redeemed	—	—	—	—	—
Due to Adviser	225,844	1,829	6,000,502	2,005,897	40,894
Due to custodian	—	—	—	—	207,949
Deferred Trustee fees	455,044	20,325	921,503	226,128	11,274
Accrued expenses	313,429	71,929	601,374	505,923	54,140
Total liabilities	2,922,881	1,954,317	203,054,564	176,432,709	5,670,513
NET ASSETS	$539,128,377	$26,570,121	$15,977,315,835	$5,234,819,273	$112,987,790
Shares outstanding	8,950,000	370,000	436,402,500	105,737,446	1,383,298
Net asset value, redemption and offering price per share	$60.24	$71.81	$36.61	$49.51	$81.68

Net Assets consist of:
Aggregate paid in capital	$1,267,779,943	$359,954,699	$21,336,345,185	$8,379,500,898	$168,092,157
Total distributable earnings (loss)	(728,651,566)	(333,384,578)	(5,359,029,350)	(3,144,681,625)	(55,104,367)
NET ASSETS	$539,128,377	$26,570,121	$15,977,315,835	$5,234,819,273	$112,987,790
(1) Value of securities on loan	$28,462,562	$3,428,857	$207,821,237	$250,498,425	$8,184,602
(2) Cost of investments - Unaffiliated issuers	$568,156,025	$42,562,742	$5,480,623,834	$3,990,575,877	$77,303,072
(3) Cost of investments - Affiliated issuers	$—	$—	$5,956,337,362	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$1,335,623	$1,371,054	$127,392,358	$173,512,301	$5,356,256
(5) Cost of cash denominated in foreign currency	$394,614	$21	$292,369	$197,240	$—

See Notes to Financial Statements

30

Natural Resources ETF	Oil Refiners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+Nuclear Energy ETF

$42,638,481	$22,957,262	$469,073,291	$96,787,053	$39,992,170	$9,547,808	$17,716,481
—	—	—	—	—	—	—

1,157,975	60	13,170,667	5,373,511	3,728,385	85,120	133,102
—	—	106	—	—	50,549	—

107,007	—	—	1,072,865	—	1,923	—

2,304	—	12,045,650	—	2,238,304	1,920	—
—	—	—	—	—	—	—
—	—	—	—	—	6,129	1,394
143,356	78,372	619,670	200,765	211,558	10,053	47,378
151	75	1,978	297	135	79	48
44,049,274	23,035,769	494,911,362	103,434,491	46,170,552	9,703,581	17,898,403

2,305	—	—	—	2,288,680	1,922	—
1,157,975	60	13,170,667	5,373,511	3,728,385	85,120	133,102
—	—	321,745	1,006,656	—	—	—
—	—	12,045,668	—	—	—	—
5,574	1,124	123,397	45,366	5,758	—	—
232,291	19,072	—	41,001	83,645	—	550
11,774	552	156,179	14,645	15,488	3,663	10,210
89,379	43,827	123,663	98,652	81,729	72,624	57,788
1,499,298	64,635	25,941,319	6,579,831	6,203,685	163,329	201,650
$42,549,976	$22,971,134	$468,970,043	$96,854,660	$39,966,867	$9,540,252	$17,696,753
1,400,000	1,050,000	3,850,543	2,824,987	1,450,000	145,000	416,632

$30.39	$21.88	$121.79	$34.28	$27.56	$65.79	$42.48

$93,874,573	$34,264,211	$2,335,812,247	$454,993,660	$206,611,986	$74,440,375	$101,925,972
(51,324,597)	(11,293,077)	(1,866,842,204)	(358,139,000)	(166,645,119)	(64,900,123)	(84,229,219)
$42,549,976	$22,971,134	$468,970,043	$96,854,660	$39,966,867	$9,540,252	$17,696,753
$2,970,574	$115,010	$35,300,480	$17,726,610	$6,671,097	$883,318	$2,478,218
$51,510,135	$27,962,775	$985,894,578	$129,119,595	$60,138,433	$25,213,877	$19,738,545
$—	$—	$—	$—	$—	$—	$—

$1,157,975	$60	$13,170,667	$5,373,511	$3,728,385	$85,120	$133,102
$107,343	$—	$—	$1,073,472	$—	$1,912	$—

See Notes to Financial Statements

31

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2020 (unaudited)

	Agribusiness ETF	Coal ETF	Gold Miners ETF	Junior Gold Miners ETF	Low Carbon Energy ETF

Income:
Dividends - unaffiliated issuers	$7,666,249	$1,184,014	$43,947,471	$15,640,157	$450,789
Dividends - affiliated issuers	—	—	34,750,863	4,948,960	—
Interest	658	305	6,845	28,325	—
Securities lending income	107,557	13,287	356,211	1,244,859	11,178
Foreign taxes withheld	(738,003)	(158,132)	(6,835,756)	(1,157,698)	(36,829)
Total income	7,036,461	1,039,474	72,225,634	20,704,603	425,138

Expenses:
Management fees	1,444,370	57,554	32,329,375	11,419,132	252,835
Professional fees	35,424	35,812	48,055	66,012	40,358
Custody and accounting fees	70,732	15,892	273,139	253,459	26,585
Reports to shareholders	28,646	5,333	195,808	74,030	17,723
IOPV fees	—	2,506	—	2,506	2,506
Trustees’ fees and expenses	12,350	838	117,339	95,759	2,075
Registration fees	2,818	2,818	3,609	9,283	3,966
Insurance	6,776	1,732	57,851	27,632	1,849
Interest	5,157	19	15,060	67,278	452
Other	5,059	1,434	121,136	94,008	758
Total expenses	1,611,332	123,938	33,161,372	12,109,099	349,107
Waiver of management fees	—	(55,883)	—	—	(35,140)
Expenses assumed by the Adviser	—	—	—	—	—
Net expenses	1,611,332	68,055	33,161,372	12,109,099	313,967
Net investment income	5,425,129	971,419	39,064,262	8,595,504	111,171

Net realized gain (loss) on:
Investments - unaffiliated issuers	(3,006,714)	(5,766,848)	(322,409,867)	(329,207,391)	5,042,693
Investments - affiliated issuers	—	—	(163,528,609)	(68,116,508)	—
In-kind redemptions - unaffiliated issuers	16,045,793	—	651,825,378	463,595,860	—
In-kind redemptions - affiliated issuers	—	—	290,169,276	129,862,781	—
Foreign currency transactions and foreign denominated assets and liabilities	(12,575)	10,959	(1,021,645)	1,385,689	4,785
Net realized gain (loss)	13,026,504	(5,755,889)	455,034,533	197,520,431	5,047,478

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(107,472,913)	(2,099,722)	1,447,626,509	389,234,072	3,118,691
Investments - affiliated issuers	—	—	838,283,165	34,589,066	—
Foreign currency transactions and foreign denominated assets and liabilities	(11,547)	(2,337)	51,343	62,252	396
Net change in unrealized appreciation (depreciation)	(107,484,460)	(2,102,059)	2,285,961,017	423,885,390	3,119,087
Net Increase (Decrease) in Net Assets Resulting from Operations	$(89,032,827)	$(6,886,529)	$2,780,059,812	$630,001,325	$8,277,736

See Notes to Financial Statements

32

Natural Resources ETF	Oil Refiners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+Nuclear Energy ETF

$918,837	$359,470	$4,935,857	$887,964	$652,290	$136,964	$332,433
—	—	—	—	—	—	—
60	—	1,276	—	—	147	142
7,451	951	927,567	1,072,036	25,007	2,303	7,834
(53,868)	(34,414)	(26,411)	(63,124)	(11,450)	(3,833)	(21,563)
872,480	326,007	5,838,289	1,896,876	665,847	135,581	318,846

131,301	48,255	835,386	364,833	114,223	27,129	48,164
40,462	33,607	36,338	35,180	35,094	35,162	35,590
26,107	17,221	40,215	15,879	20,799	10,219	12,085
7,740	6,048	34,121	14,753	6,218	6,454	4,525
2,982	2,507	2,506	2,982	1,863	1,350	2,982
1,202	1,024	15,496	3,282	1,281	1,231	457
2,818	2,765	5,738	2,818	1,012	2,818	2,818
1,822	910	7,712	2,113	1,790	925	861
593	310	4,888	7,874	1,278	—	—
772	169	1,429	1,899	395	307	1,753
215,799	112,816	983,829	451,613	183,953	85,595	109,235
(86,673)	(48,255)	(147,020)	(28,943)	(57,164)	(27,129)	(48,164)
—	(7,417)	—	—	—	(29,213)	(3,317)
129,126	57,144	836,809	422,670	126,789	29,253	57,754
743,354	268,863	5,001,480	1,474,206	539,058	106,328	261,092

(2,769,170)	(2,132,348)	(439,341,639)	(17,607,680)	(6,150,538)	(3,329,893)	(908,652)
—	—	—	—	—	—	—
828,762	(1,369,404)	24,811,641	(1,605,501)	(1,280,715)	(248,917)	594,162
—	—	—	—	—	—	—

(10,340)	(10,249)	—	(15,679)	—	(95)	(773)
(1,950,748)	(3,512,001)	(414,529,998)	(19,228,860)	(7,431,253)	(3,578,905)	(315,263)

(13,727,491)	(2,016,601)	49,403,110	(10,946,577)	(12,294,258)	(3,366,446)	$(2,383,674)
—	—	—	—	—	—	—

(1,447)	(214)	—	(3,829)	—	(160)	(80)
(13,728,938)	(2,016,815)	49,403,110	(10,950,406)	(12,294,258)	(3,366,606)	(2,383,754)

$(14,936,332)	$(5,259,953)	$(360,125,408)	$(28,705,060)	$(19,186,453)	$(6,839,183)	$(2,437,925)

See Notes to Financial Statements

33

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Coal ETF (a)
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income.	$5,425,129	$9,325,082	$971,419	$2,856,546
Net realized gain (loss)	13,026,504	44,797,316	(5,755,889)	(7,695,995)
Net change in unrealized appreciation (depreciation)	(107,484,460)	90,494,954	(2,102,059)	(1,110,375)
Net increase (decrease) in net assets resulting from operations	(89,032,827)	144,617,352	(6,886,529)	(5,949,824)

Distributions to shareholders:
From distributable earnings	—	(9,500,095)	—	(2,900,150)

Share transactions**:
Proceeds from sale of shares	3,435,011	105,326,430	6,325,623	1,187,794
Cost of shares redeemed	(92,033,449)	(280,400,157)	—	(20,290,433)
Increase (decrease) in net assets resulting from share transactions	(88,598,438)	(175,073,727)	6,325,623	(19,102,639)
Total increase (decrease) in net assets	(177,631,265)	(39,956,470)	(560,906)	(27,952,613)
Net Assets, beginning of period	716,759,642	756,716,112	27,131,027	55,083,640
Net Assets, end of period	$539,128,377	$716,759,642	$26,570,121	$27,131,027

** Shares of Common Stock Issued (no par value)
Shares sold	50,000	1,600,000	95,000	10,000
Shares redeemed	(1,550,000)	(4,400,000)	—	(170,000)
Net increase (decrease)	(1,500,000)	(2,800,000)	95,000	(160,000)

(a)	Share activity has been adjusted to reflect the 1 for 10 reverse share split which took place on April 15, 2020 (See Note 11).

See Notes to Financial Statements

34

Gold Miners ETF		Junior Gold Miners ETF		Low Carbon Energy ETF
Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
(unaudited)		(unaudited)		(unaudited)

$39,064,262	$81,818,784	$8,595,504	$10,138,692	$111,171	$70,269
455,034,533	379,314,111	197,520,431	389,351,781	5,047,478	3,957,336
2,285,961,017	3,098,738,866	423,885,390	1,159,349,428	3,119,087	24,995,612
2,780,059,812	3,559,871,761	630,001,325	1,558,839,901	8,277,736	29,023,217

—	(83,020,376)	—	(19,760,414)	—	—

3,012,152,014	3,041,614,263	1,520,189,568	1,571,000,381	—	3,279,996
(2,813,622,466)	(4,095,425,966)	(2,134,591,874)	(2,164,254,798)	—	(6,568,905)

198,529,548	(1,053,811,703)	(614,402,306)	(593,254,417)	—	(3,288,909)
2,978,589,360	2,423,039,682	15,599,019	945,825,070	8,277,736	25,734,308
12,998,726,475	10,575,686,793	5,219,220,254	4,273,395,184	104,710,054	78,975,746
$15,977,315,835	$12,998,726,475	$5,234,819,273	$5,219,220,254	$112,987,790	$104,710,054

101,800,000	110,700,000	44,350,000	44,500,000	—	50,000
(108,450,000)	(169,500,000)	(61,750,000)	(63,300,000)	—	(100,000)
(6,650,000)	(58,800,000)	(17,400,000)	(18,800,000)	—	(50,000)

See Notes to Financial Statements

35

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Natural Resources ETF		Oil Refiners ETF
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income.	$743,354	$1,907,303	$268,863	$472,933
Net realized gain (loss)	(1,950,748)	1,861,690	(3,512,001)	(4,102,029)
Net change in unrealized appreciation (depreciation)	(13,728,938)	8,604,689	(2,016,815)	6,240,728
Net increase (decrease) in net assets resulting from operations	(14,936,332)	12,373,682	(5,259,953)	2,611,632

Distributions to shareholders:
From distributable earnings	—	(1,900,000)	—	(496,080)

Share transactions**:
Proceeds from sale of shares	11,167,690	3,749,265	8,945,437	21,310,441
Cost of shares redeemed	(24,175,331)	(21,011,129)	(15,528,849)	(37,120,710)
Increase (decrease) in net assets resulting from share transactions	(13,007,641)	(17,261,864)	(6,583,412)	(15,810,269)
Total increase (decrease) in net assets	(27,943,973)	(6,788,182)	(11,843,365)	(13,694,717)
Net Assets, beginning of period	70,493,949	77,282,131	34,814,499	48,509,216
Net Assets, end of period	$42,549,976	$70,493,949	$22,971,134	$34,814,499

** Shares of Common Stock Issued (no par value)
Shares sold	300,000	100,000	450,000	700,000
Shares redeemed	(800,000)	(600,000)	(600,000)	(1,300,000)
Net increase (decrease)	(500,000)	(500,000)	(150,000)	(600,000)

(a)	Share activity has been adjusted to reflect the 1 for 20 reverse share split which took place on April 15, 2020 (See Note 11).
(b)	Share activity has been adjusted to reflect the 1 for 3 reverse share split which took place on April 15, 2020 (See Note 11).

See Notes to Financial Statements

36

Oil Services ETF (a)		Rare Earth/Strategic Metals ETF (b)		Steel ETF
Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
(unaudited)		(unaudited)		(unaudited)

$5,001,480	$17,732,991	$1,474,206	$3,627,666	$539,058	$1,819,995
(414,529,998)	(732,283,769)	(19,228,860)	(34,444,235)	(7,431,253)	(4,736,577)
49,403,110	792,379,286	(10,950,406)	20,064,586	(12,294,258)	9,706,290
(360,125,408)	77,828,508	(28,705,060)	(10,751,983)	(19,186,453)	6,789,708

—	(17,651,031)	—	(3,000,424)	—	(1,830,265)

1,069,528,870	1,831,589,993	1,441,720	179,145,791	2,253,124	22,421,304
(1,013,756,982)	(2,163,278,689)	(68,818,835)	(64,994,094)	(9,141,571)	(18,873,013)

55,771,888	(331,688,696)	(67,377,115)	114,151,697	(6,888,447)	3,548,291
(304,353,520)	(271,511,219)	(96,082,175)	100,399,290	(26,074,900)	8,507,734
773,323,563	1,044,834,782	192,936,835	92,537,545	66,041,767	57,534,033
$468,970,043	$773,323,563	$96,854,660	$192,936,835	$39,966,867	$66,041,767

7,470,000	6,570,000	33,333	4,033,333	100,000	600,000
(6,532,500)	(7,380,000)	(1,983,333)	(1,533,333)	(400,000)	(500,000)
937,500	(810,000)	(1,950,000)	2,500,000	(300,000)	100,000

See Notes to Financial Statements

37

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Unconventional Oil & Gas ETF (a)		Uranium+Nuclear Energy ETF
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income	$106,328	$286,559	$261,092	$516,417
Net realized loss	(3,578,905)	(6,395,006)	(315,263)	(123,124)
Net change in unrealized appreciation (depreciation)	(3,366,606)	8,707,027	(2,383,754)	(269,910)
Net increase (decrease) in net assets resulting from operations	(6,839,183)	2,598,580	(2,437,925)	123,383

Distributions to shareholders:
From distributable earnings	—	(350,000)	—	(550,019)

Share transactions**:
Proceeds from sale of shares	—	1,675,305	—	—
Cost of shares redeemed	(3,221,221)	(14,385,844)	(2,595,727)	(2,503,957)
Decrease in net assets resulting from share transactions	(3,221,221)	(12,710,539)	(2,595,727)	(2,503,957)
Total decrease in net assets	(10,060,404)	(10,461,959)	(5,033,652)	(2,930,593)
Net Assets, beginning of period	19,600,656	30,062,615	22,730,405	25,660,998
Net Assets, end of period	$9,540,252	$19,600,656	$17,696,753	$22,730,405

** Shares of Common Stock Issued (no par value)
Shares sold	—	15,000	—	—
Shares redeemed	(30,000)	(115,000)	(50,000)	(50,000)
Net decrease	(30,000)	(100,000)	(50,000)	(50,000)

(a)	Share activity has been adjusted to reflect the 1 for 10 reverse share split which took place on April 15, 2020 (See Note 11).

See Notes to Financial Statements

38

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$68.59		$57.11	$61.63	$51.38		$46.55	$52.59
Income from investment operations:
Net investment income	0.55	(a)	0.83 (a)	0.83 (a)	0.83	(a)	1.07	1.37
Net realized and unrealized gain (loss) on investments	(8.90)		11.56	(4.39)	10.30		4.86	(6.07)
Total from investment operations	(8.35)		12.39	(3.56)	11.13		5.93	(4.70)
Less:
Dividends from net investment income	—		(0.91)	(0.96)	(0.88)		(1.10)	(1.34)
Net asset value, end of period	$60.24		$68.59	$57.11	$61.63		$51.38	$46.55
Total return (b)	(12.18	)%(c)	21.70%	(5.76)%	21.68%		12.74%	(8.96)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$539,128		$716,760	$756,716	$853,578		$804,156	$835,551
Ratio of gross expenses to average net assets	0.56	%(d)	0.56%	0.54%	0.54%		0.53%	0.55%
Ratio of net expenses to average net assets	0.56	%(d)	0.56%	0.54%	0.54%		0.53%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.56	%(d)	0.56%	0.54%	0.53%		0.53%	0.54%
Ratio of net investment income to average net assets	1.88	%(d)	1.29%	1.32%	1.48%		2.04%	2.00%
Portfolio turnover rate (e)	5	%(c)	21%	16%	22%		15%	20%
	Coal ETF #
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$98.66		$126.60	$160.60	$123.70		$62.80	$146.40
Income from investment operations:
Net investment income	3.12	(a)	7.80 (a)	6.70 (a)	5.30	(a)	1.40	2.90
Net realized and unrealized gain (loss) on investments	(29.97)		(25.24)	(32.50)	37.30		60.80	(83.60)
Total from investment operations	(26.85)		(17.44)	(25.80)	42.60		62.20	(80.70)
Less:
Dividends from net investment income	—		(10.50)	(8.20)	(5.70)		(1.30)	(2.90)
Net asset value, end of period	$71.81		$98.66	$126.60	$160.60		$123.70	$62.80
Total return (b)	(27.20	)%(c)	(13.77)%	(15.97)%	34.42%		99.10%	(55.14)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$26,570		$27,131	$55,084	$101,201		$101,395	$39,248
Ratio of gross expenses to average net assets	1.07	%(d)	0.78%	0.64%	0.64%		0.62%	0.66%
Ratio of net expenses to average net assets	0.59	%(d)	0.60%	0.60%	0.60%		0.59%	0.59%
Ratio of net expenses to average net assets excluding interest expense	0.59	%(d)	0.59%	0.59%	0.59	%(f)	0.59%	0.59%
Ratio of net investment income to average net assets	8.42	%(d)	6.26%	4.19%	3.80	%(f)	1.66%	2.31%
Portfolio turnover rate (e)	12	%(c)	24%	24%	39%		40%	36%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Includes expense offset arrangements of 0.01%.
#	On April 15, 2020, The Fund effected a 1 for 10 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

39

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gold Miners ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019	2018	2017		2016		2015
	(unaudited)
Net asset value, beginning of period	$29.34		$21.07	$23.25	$20.92		$13.72		$18.43
Income from investment operations:
Net investment income	0.09	(a)	0.19 (a)	0.14 (a)	0.10	(a)	0.03		0.12
Net realized and unrealized gain (loss) on investments	7.18		8.27	(2.21)	2.41		7.23		(4.71)
Total from investment operations	7.27		8.46	(2.07)	2.51		7.26		(4.59)
Less:
Dividends from net investment income	—		(0.19)	(0.11)	(0.18)		(0.06)		(0.12)
Net asset value, end of period	$36.61		$29.34	$21.07	$23.25		$20.92		$13.72
Total return (b)	24.79	%(c)	40.15%	(8.92)%	11.99%		52.91%		(24.93)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,977,316		$12,998,726	$10,575,687	$7,574,585		$9,685,012		$4,316,718
Ratio of gross expenses to average net assets	0.51	%(d)	0.52%	0.52%	0.53%		0.51%		0.52%
Ratio of net expenses to average net assets	0.51	%(d)	0.52%	0.52%	0.53%		0.51%		0.52%
Ratio of net expenses to average net assets excluding interest expense	0.51	%(d)	0.52%	0.52%	0.53%		0.51%		0.52%
Ratio of net investment income to average net assets	0.60	%(d)	0.76%	0.66%	0.42%		0.21%		0.66%
Portfolio turnover rate (e)	7	%(c)	14%	15%	12%		26%		24%
	Junior Gold Miners ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019	2018	2017		2016		2015
	(unaudited)
Net asset value, beginning of period	$42.39		$30.11	$34.21	$31.72		$19.22		$24.04
Income from investment operations:
Net investment income	0.07	(a)	0.08 (a)	0.14 (a)	0.05	(a)	0.14		0.15
Net realized and unrealized gain (loss) on investments	7.05		12.36	(4.10)	2.45		13.87		(4.83)
Total from investment operations	7.12		12.44	(3.96)	2.50		14.01		(4.68)
Less:
Dividends from net investment income	—		(0.16)	(0.14)	(0.01)		(1.51)		(0.14)
Net asset value, end of period	$49.51		$42.39	$30.11	$34.21		$31.72		$19.22
Total return (b)	16.80	%(c)	41.31%	(11.58)%	7.89%		73.75%		(19.48)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,234,819		$5,219,220	$4,273,395	$4,634,495		$3,454,333		$1,300,681
Ratio of gross expenses to average net assets	0.53	%(d)	0.53%	0.53%	0.55	%(f)	0.52	%(f)	0.56%
Ratio of net expenses to average net assets	0.53	%(d)	0.53%	0.53%	0.54	%(f)	0.52	%(f)	0.56%
Ratio of net expenses to average net assets excluding interest expense and taxes	0.53	%(d)	0.53%	0.53%	0.53	%(f)	0.52	%(f)	0.55%
Ratio of net investment income to average net assets	0.38	%(d)	0.24%	0.45%	0.16	%(f)	0.14	%(f)	0.66%
Portfolio turnover rate (e)	15	%(c)	19%	28%	67%		58%		47%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

40

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Low Carbon Energy ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$75.70		$55.10	$60.94	$50.62	$54.57	$54.09
Income from investment operations:
Net investment income	0.08	(a)	0.05 (a)	0.26 (a)	1.12 (a)	1.38	0.46
Net realized and unrealized gain (loss) on investments	5.90		20.55	(5.76)	9.97	(4.26)	0.33
Total from investment operations	5.98		20.60	(5.50)	11.09	(2.88)	0.79
Less:
Dividends from net investment income	—		—	(0.34)	(0.77)	(1.07)	(0.31)
Net asset value, end of period	$81.68		$75.70	$55.10	$60.94	$50.62	$54.57
Total return (b)	7.91	%(c)	37.38%	(9.02)%	21.90%	(5.26)%	1.45%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$112,988		$104,710	$78,976	$87,351	$64,958	$91,857
Ratio of gross expenses to average net assets	0.69	%(d)	0.65%	0.65%	0.67%	0.64%	0.62%
Ratio of net expenses to average net assets	0.62	%(d)	0.62%	0.63%	0.63%	0.62%	0.62%
Ratio of net expenses to average net assets excluding interest expense	0.62	%(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	0.22	%(d)	0.08%	0.44%	1.94%	2.04%	0.88%
Portfolio turnover rate (e)	17	%(c)	40%	31%	21%	32%	27%
	Natural Resources ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$37.10		$32.20	$37.09	$32.31	$26.38	$33.73
Income from investment operations:
Net investment income	0.44	(a)	0.96 (a)	0.81 (a)	0.72 (a)	0.66	0.81
Net realized and unrealized gain (loss) on investments	(7.15)		4.94	(4.78)	4.81	5.91	(7.37)
Total from investment operations	(6.71)		5.90	(3.97)	5.53	6.57	(6.56)
Less:
Dividends from net investment income	—		(1.00)	(0.92)	(0.75)	(0.64)	(0.79)
Net asset value, end of period	$30.39		$37.10	$32.20	$37.09	$32.31	$26.38
Total return (b)	(18.08	)%(c)	18.34%	(10.69)%	17.14%	24.93%	(19.48)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$42,550		$70,494	$77,282	$103,863	$95,323	$76,511
Ratio of gross expenses to average net assets	0.82	%(d)	0.79%	0.72%	0.80%	0.77%	0.75%
Ratio of net expenses to average net assets	0.49	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net expenses to average net assets excluding interest expense	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	2.83	%(d)	2.70%	2.21%	2.09%	2.18%	2.66%
Portfolio turnover rate (e)	10	%(c)	24%	23%	34%	37%	9%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

41

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Refiners ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,					For the Period August 18, 2015(a) through December 31,
	2020		2019		2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$29.01		$26.95		$30.40	$20.86	$19.69	$19.75
Income from investment operations:
Net investment income	0.32	(b)	0.56	(b)	0.74 (b)	0.61 (b)	0.73	0.07
Net realized and unrealized gain (loss) on investments	(7.45)		1.91		(3.54)	9.38	1.15	(0.04)
Total from investment operations	(7.13)		2.47		(2.80)	9.99	1.88	0.03
Less:
Dividends from net investment income	—		(0.41)		(0.52)	(0.37)	(0.71)	(0.07)
Distributions from net realized capital gains	—		—		(0.13)	(0.08)	—	—
Return of capital	—		—		—	—	—	(0.02)
Total dividends and distributions	—		(0.41)		(0.65)	(0.45)	(0.71)	(0.09)
Net asset value, end of period	$21.88		$29.01		$26.95	$30.40	$20.86	$19.69
Total return (c)	(24.59	)%(d)	9.19%		(9.22)%	47.91%	9.55%	0.16	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$22,971		$34,814		$48,509	$10,641	$3,129	$3,938
Ratio of gross expenses to average net assets	1.17	%(e)	1.03%		0.72%	2.71%	3.42%	4.98	%(e)
Ratio of net expenses to average net assets	0.59	%(e)	0.60%		0.60%	0.59%	0.59%	0.59	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.59	%(e)	0.59%		0.59%	0.59%	0.59%	0.59	%(e)
Ratio of net investment income to average net assets	2.79	%(e)	1.97%		2.32%	2.43%	2.85%	1.19	%(e)
Portfolio turnover rate (f)	19	%(d)	30%		31%	24%	15%	12	%(d)
	Oil Services ETF #
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019		2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$265.47		$280.60		$520.40	$667.20	$528.80	$717.80
Income from investment operations:
Net investment income	1.52	(b)	6.60	(b)	7.00 (b)	18.00 (b)	9.20	12.60
Net realized and unrealized gain (loss) on investments	(145.20)		(15.93	)(g)	(240.80)	(151.20)	138.60	(189.00)
Total from investment operations	(143.68)		(9.33)		(233.80)	(133.20)	147.80	(176.40)
Less:
Dividends from net investment income	—		(5.80)		(6.00)	(13.60)	(9.40)	(12.60)
Net asset value, end of period	$121.79		$265.47		$280.60	$520.40	$667.20	$528.80
Total return (c)	(54.12	)%(d)	(3.35)%		(44.93)%	(19.95)%	27.92%	(24.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$468,970		$773,324		$1,044,835	$1,651,265	$1,218,137	$1,118,901
Ratio of gross expenses to average net assets	0.41	%(e)	0.39%		0.38%	0.39%	0.40%	0.39%
Ratio of net expenses to average net assets	0.35	%(e)	0.35%		0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(e)	0.35%		0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	2.10	%(e)	2.28%		1.44%	3.36%	1.70%	2.30%
Portfolio turnover rate (f)	16	%(d)	29%		22%	34%	24%	18%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
#	On April 15, 2020, The Fund effected a 1 for 20 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

42

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth/Strategic Metals ETF #
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019		2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$40.41		$40.68		$89.25	$50.70	$41.04	$76.47
Income from investment operations:
Net investment income	0.35	(a)	0.90	(a)	1.98 (a)	1.32 (a)	0.36	1.53
Net realized and unrealized gain (loss) on investments	(6.48)		(0.54	)(f)	(45.48)	39.84	10.44	(35.04)
Total from investment operations	(6.13)		0.36		(43.50)	41.16	10.80	(33.51)
Less:
Dividends from net investment income	—		(0.63)		(5.07)	(2.61)	(1.14)	(1.92)
Net asset value, end of period	$34.28		$40.41		$40.68	$89.25	$50.70	$41.04
Total return (b)	(15.15	)%(c)	0.91%		(48.70)%	81.43%	26.35%	(43.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$96,855		$192,937		$92,538	$182,207	$42,663	$28,381
Ratio of gross expenses to average net assets	0.62	%(d)	0.64%		0.63%	0.73%	0.86%	0.82%
Ratio of net expenses to average net assets	0.58	%(d)	0.60%		0.59%	0.61%	0.61%	0.57%
Ratio of net expenses to average net assets excluding interest expense	0.57	%(d)	0.57%		0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.03	%(d)	2.14%		2.73%	1.99%	1.43%	2.01%
Portfolio turnover rate (e)	16	%(c)	64%		68%	57%	104%	49%
	Steel ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019		2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$37.74		$34.87		$45.74	$37.82	$19.52	$35.45
Income from investment operations:
Net investment income	0.33	(a)	1.16	(a)	1.30 (a)	0.92 (a)	0.42	1.03
Net realized and unrealized gain (loss) on investments	(10.51)		2.75		(9.99)	8.12	18.28	(15.92)
Total from investment operations	(10.18)		3.91		(8.69)	9.04	18.70	(14.89)
Less:
Dividends from net investment income	—		(1.04)		(2.18)	(1.12)	(0.40)	(1.02)
Return of capital	—		—		—	—	—	(0.02)
Total dividends	—		(1.04)		(2.18)	(1.12)	(0.40)	(1.04)
Net asset value, end of period	$27.56		$37.74		$34.87	$45.74	$37.82	$19.52
Total return (b)	(26.83	)%(c)	11.02%		(18.94)%	23.86%	95.77%	(42.03)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$39,967		$66,042		$57,534	$150,937	$185,324	$44,904
Ratio of gross expenses to average net assets	0.81	%(d)	0.71%		0.61%	0.62%	0.60%	0.69%
Ratio of net expenses to average net assets	0.56	%(d)	0.56%		0.56%	0.56%	0.55%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.36	%(d)	3.11%		2.80%	2.25%	1.88%	3.76%
Portfolio turnover rate (e)	12	%(c)	19%		16%	31%	20%	15%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
#	On April 15, 2020, The Fund effected a 1 for 3 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

43

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Unconventional Oil & Gas ETF #
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$112.00		$109.30	$157.30	$182.50	$132.40	$221.20
Income from investment operations:
Net investment income	0.72	(a)	1.50 (a)	1.00 (a)	0.90 (a)	0.90	3.20
Net realized and unrealized gain (loss) on investments	(46.93)		3.20	(48.10)	(25.00)	49.80	(88.60)
Total from investment operations	(46.21)		4.70	(47.10)	(24.10)	50.70	(85.40)
Less:
Dividends from net investment income	—		(2.00)	(0.90)	(1.10)	(0.60)	(3.40)
Net asset value, end of period	$65.79		$112.00	$109.30	$157.30	$182.50	$132.40
Total return (b)	(41.25	)%(c)	4.32%	(29.96)%	(13.20)%	38.31%	(38.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$9,540		$19,601	$30,063	$69,203	$59,324	$38,398
Ratio of gross expenses to average net assets	1.58	%(d)	0.96%	0.61%	0.70%	0.71%	0.72%
Ratio of net expenses to average net assets	0.54	%(d)	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net expenses to average net assets excluding interest expense	0.54	%(d)	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	1.96	%(d)	1.26%	0.65%	0.56%	0.63%	1.62%
Portfolio turnover rate (e)	11	%(c)	30%	17%	17%	23%	22%
	Uranium+Nuclear Energy ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$48.71		$49.67	$49.09	$47.55	$45.25	$51.50
Income from investment operations:
Net investment income	0.61	(a)	1.07 (a)	1.30 (a)	1.35 (a)	2.08	1.87
Net realized and unrealized gain (loss) on investments	(6.84)		(0.85)	1.22	2.57	1.94	(6.63)
Total from investment operations	(6.23)		0.22	2.52	3.92	4.02	(4.76)
Less:
Dividends from net investment income	—		(1.18)	(1.94)	(2.38)	(1.72)	(1.49)
Net asset value, end of period	$42.48		$48.71	$49.67	$49.09	$47.55	$45.25
Total return (b)	(12.79	)%(c)	0.44%	5.15%	8.27%	8.87%	(9.26)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$17,697		$22,730	$25,661	$27,815	$34,076	$39,211
Ratio of gross expenses to average net assets	1.13	%(d)	0.93%	0.85%	0.89%	0.79%	0.70%
Ratio of net expenses to average net assets	0.60	%(d)	0.61%	0.60%	0.61%	0.61%	0.61%
Ratio of net expenses to average net assets excluding interest expense	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.71	%(d)	2.13%	2.58%	2.67%	3.37%	2.34%
Portfolio turnover rate (e)	7	%(c)	15%	32%	19%	36%	27%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On April 15, 2020, The Fund effected a 1 for 10 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

44

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
Agribusiness ETF	Non-Diversified
Coal ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth/Strategic Metals ETF	Non-Diversified
Steel ETF	Non-Diversified
Unconventional Oil & Gas ETF	Non-Diversified
Uranium+Nuclear Energy ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they
45

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
46

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2020 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets (except for Oil Services ETF). The management fee rate for Oil Services ETF is 0.35%. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current expense limitations for the period ended June 30, 2020 are as follows:

Fund	Expense Limitations
Agribusiness ETF	0.56%
Coal ETF	0.59
Gold Miners ETF	0.53
Junior Gold Miners ETF	0.56
Low Carbon Energy ETF	0.62
Natural Resources ETF	0.49
Oil Refiners ETF	0.59
Oil Services ETF	0.35
Rare Earth/Strategic Metals ETF	0.57
Steel ETF	0.55
Unconventional Oil & Gas ETF	0.54
Uranium+Nuclear Energy ETF	0.60

Refer to Statement of Operations for the amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2020, the Adviser owned 2,500 shares of Gold Miners ETF.

Note 4—Capital Share Transactions—As of June 30, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

47

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Agribusiness ETF	$30,225,544	$28,482,822	$3,242,609	$87,414,108
Coal ETF	3,625,997	2,680,208	6,322,289	—
Gold Miners ETF	976,189,668	945,032,429	3,011,571,683	2,812,833,840
Junior Gold Miners ETF	703,593,996	711,205,784	1,519,791,992	2,133,078,842
Low Carbon Energy ETF	17,901,839	17,371,694	—	—
Natural Resources ETF	5,537,652	5,176,930	10,829,073	23,462,285
Oil Refiners ETF	3,902,892	4,464,213	7,425,521	13,177,208
Oil Services ETF	82,927,134	77,524,079	851,927,999	796,370,401
Rare Earth/Strategic Metals ETF	23,131,314	48,856,425	845,162	41,064,302
Steel ETF	6,088,226	5,638,782	2,253,296	9,141,565
Unconventional Oil & Gas ETF	1,404,607	1,291,297	—	3,221,244
Uranium+Nuclear Energy ETF	1,575,285	1,323,114	—	2,581,437

Note 6—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

		Gross	Gross	Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Agribusiness ETF	$580,445,031	$89,474,411	$(129,264,891)	$(39,790,480)
Coal ETF	44,966,593	35,773	(17,111,894)	(17,076,121)
Gold Miners ETF	11,597,009,803	4,776,586,246	(278,231,881)	4,498,354,365
Junior Gold Miners ETF	4,236,970,766	1,554,633,236	(399,027,162)	1,155,606,074
Low Carbon Energy ETF	82,434,816	39,794,086	(3,761,989)	36,032,097
Natural Resources ETF	53,066,985	3,262,358	(12,532,887)	(9,270,529)
Oil Refiners ETF	28,104,445	558,700	(5,705,823)	(5,147,123)
Oil Services ETF	1,002,830,008	694,934	(521,280,984)	(520,586,050)
Rare Earth/Strategic Metals ETF	147,103,062	4,095,089	(49,037,587)	(44,942,498)
Steel ETF	64,679,550	515,776	(21,474,771)	(20,958,995)
Unconventional Oil & Gas ETF	25,519,623	—	(15,886,695)	(15,886,695)
Uranium+Nuclear Energy ETF	19,969,406	1,294,622	(3,414,445)	(2,119,823)
48

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

Fund	Ordinary Income*
Agribusiness ETF	$9,500,095
Coal ETF	2,900,150
Gold Miners ETF	83,020,376
Junior Gold Miners ETF	19,760,414
Low Carbon Energy ETF	—
Natural Resources ETF	1,900,000
Oil Refiners ETF	496,080
Oil Services ETF	17,651,031
Rare Earth/Strategic Metals ETF	3,000,424
Steel ETF	1,830,265
Unconventional Oil & Gas ETF	350,000
Uranium+Nuclear Energy ETF	550,019

*	Includes short-term capital gains (if any)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2019, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Short-Term	Long-Term
	Capital Losses	Capital Losses
Fund	with No Expiration	with No Expiration	Total
Agribusiness ETF	$(176,695,262)	$(530,806,940)	$(707,502,202)
Coal ETF	(25,686,329)	(285,811,986)	(311,498,315)
Gold Miners ETF	(1,400,615,888)	(8,953,281,096)	(10,353,896,984)
Junior Gold Miners ETF	(1,526,966,259)	(2,999,466,869)	(4,526,433,128)
Low Carbon Energy ETF	(2,682,903)	(93,641,613)	(96,324,516)
Natural Resources ETF	(2,837,843)	(38,108,116)	(40,945,959)
Oil Refiners ETF	(2,508,048)	(394,676)	(2,902,724)
Oil Services ETF	(76,248,000)	(860,499,781)	(936,747,781)
Rare Earth/Strategic Metals ETF	(84,095,383)	(213,349,974)	(297,445,357)
Steel ETF	(7,461,174)	(131,390,587)	(138,851,761)
Unconventional Oil & Gas ETF	(7,056,729)	(38,480,560)	(45,537,289)
Uranium+Nuclear Energy ETF	(13,905,560)	(68,595,541)	(82,501,101)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2020, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts or natural or other disasters, such as the recent

49

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

coronavirus outbreak. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2020 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2020:

50

	Market Value
	of Securities		Non-Cash	Total
Fund	on Loan	Cash Collateral	Collateral	Collateral
Agribusiness ETF	$28,462,562	$1,335,623	$28,544,167	$29,879,790
Coal ETF	3,428,857	1,371,054	2,213,705	3,584,759
Gold Miners ETF	207,821,237	127,392,358	79,498,709	206,891,067
Junior Gold Miners ETF	250,498,425	173,512,301	77,835,802	251,348,103
Low Carbon Energy ETF	8,184,602	5,356,256	3,015,347	8,371,603
Natural Resources ETF	2,970,574	1,157,975	1,935,648	3,093,623
Oil Refiners ETF	115,010	60	112,770	112,830
Oil Services ETF	35,300,480	13,170,667	24,154,401	37,325,068
Rare Earth/Strategic Metals ETF	17,726,610	5,373,511	13,134,341	18,507,852
Steel ETF	6,671,097	3,728,385	3,046,267	6,774,652
Unconventional Oil & Gas ETF	883,318	85,120	827,765	912,885
Uranium+Nuclear Energy ETF	2,478,218	133,102	2,456,423	2,589,525

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized
Liabilities for Securities
Lending Transactions* in the
Statements of Assets and Liabilities
Fund	Equity Securities
Agribusiness ETF	$1,335,623
Coal ETF	1,371,054
Gold Miners ETF	127,392,358
Junior Gold Miners ETF	173,512,301
Low Carbon Energy ETF	5,356,256
Natural Resources ETF	1,157,975
Oil Refiners ETF	60
Oil Services ETF	13,170,667
Rare Earth/Strategic Metals ETF	5,373,511
Steel ETF	3,728,385
Unconventional Oil & Gas ETF	85,120
Uranium+Nuclear Energy ETF	133,102

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the following Funds borrowed under this Facility:

	Days	Average Daily	Average
Fund	Outstanding	Loan Balance	Interest Rate
Agribusiness ETF	94	$1,162,522	1.81%
Coal ETF	2	489,180	1.42
Gold Miners ETF	88	3,706,546	1.97
Junior Gold Miners ETF	63	13,989,039	2.79
Natural Resources ETF	69	144,223	2.19
Oil Refiners ETF	28	148,750	2.09
Oil Services ETF	53	1,235,579	2.62
Rare Earth/Strategic Metals ETF	141	934,212	2.19
Steel ETF	115	185,407	2.15

Outstanding loan balances as of June 30, 2020, if any, are reflected in the Statements of Assets and Liabilities.

51

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 11— Share Split—The Board of Trustees approved a 1 for 10 reverse share split for Coal ETF and Unconventional Oil & Gas ETF, a 1 for 20 reverse share split for Oil Services ETF, and a 1 for 3 reverse share split for Rare Earth/Strategic Metals ETF. On April 15, 2020, shares began trading on a split-adjusted basis. The Statements of Changes in net Assets and Financial Highlights prior to April 15, 2020 have been adjusted to reflect the reverse share splits.

Note 12—Recent Accounting Pronouncements—The Funds adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

52

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2020 (unaudited)

At a meeting held on June 11, 2020 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Growth Leaders ETF (formerly ChinaAMC CSI 300 ETF), ChinaAMC SME-ChiNext ETF, Coal ETF, Egypt Index ETF, Gold Miners ETF, India Growth Leaders ETF (formerly India Small-Cap Index ETF), Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck Vectors China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2020. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2020 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

53

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2020 (unaudited) (continued)

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Agribusiness ETF, Low Carbon Energy ETF, Russia ETF and Vietnam ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and/or median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Africa Index ETF, ChinaAMC SME ChiNext ETF, Coal ETF, Egypt Index ETF, India Growth Leaders ETF, Low Carbon Energy ETF, Oil Refiners ETF, Russia ETF, Russia Small-Cap ETF, Unconventional Oil & Gas ETF and Uranium+Nuclear Energy ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its respective peer group of funds. With respect to these Funds, the Trustees reviewed the amount by which these Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such benefits.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Fund since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2020 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

54

VanEck Vectors Bitcoin Strategy ETF (the “Fund”)

At a meeting held on June 11, 2020 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Bitcoin Strategy ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2020. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 7, 2020 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 7, 2020 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding an agreed upon limit for a period of at least one year following the effective date of the Fund’s registration statement. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2020 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and its shareholders.

55

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period December 1, 2018 to December 31, 2019 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. During the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

56

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the respective Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Vectors ETF Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	HASAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 4, 2020

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 4, 2020